UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Annual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Spartan Mid Cap Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,188.10	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,188.70	$ .43
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,188.90	$ .38
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,189.10	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Spartan Small Cap Index Fund
Investor Class	.27%
Actual		$ 1,000.00	$ 1,166.20	$ 1.45**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,166.80	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.09%
Actual		$ 1,000.00	$ 1,167.00	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,167.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

** If fees and changes to the Class' contractual expenses effective January 1, 2013, had been in effect during the entire period, the annualized expense ratio would have been .23% and the expenses paid in the actual and hypothetical examples above would have been $1.24 and $1.15, respectively.

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fund A
Investor Class	18.93%	22.49%
Fidelity Advantage® Class	19.10%	22.67%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks entered its fifth year and two major equity benchmarks reached record territory during the 12 months ending April 30, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 16.89%, closing at a new all-time high, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 15.39% for the full 12 months. The growth-oriented Nasdaq Composite Index® advanced a more modest 10.78%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with nine of the 10 sectors in the S&P 500® posting a double-digit increase, led by health care and telecommunication services, while information technology added only about 2%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index returning 19.53%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Mid Cap Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 18.93% and 19.10%, respectively, in line with the benchmark Russell Midcap® Index, which returned 19.20%. The strongest-performing sector in the benchmark was telecommunication services, led by Sprint Nextel, which rose after an acquisition offer by DISH Network. Several energy names did particularly well, especially Marathon Petroleum and Valero Energy. In health care, drugmaker Vertex Pharmaceuticals saw its stock soar after the company announced positive data from a clinical trial of its cystic fibrosis drug. Online streaming and DVD rental service Netflix also did very well, thanks to strong profits and subscriber growth. In contrast, the biggest absolute detractor of the period was Cliffs Natural Resources, a mining and natural resources company whose shares were down roughly 64%. In the information technology sector - with a gain of about 7%, the weakest-performing group in the benchmark - F5 Networks, a maker of networking technology, reported much-worse-than-expected fiscal second-quarter earnings. Also hurting results was Herbalife, a maker of nutrition and personal care products.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Eaton Corp. PLC	0.6	0.7
Marathon Petroleum Corp.	0.5	0.4
HCP, Inc.	0.5	0.5
H.J. Heinz Co.	0.5	0.4
Ventas, Inc.	0.5	0.4
Crown Castle International Corp.	0.5	0.5
Valero Energy Corp.	0.5	0.4
Sprint Nextel Corp.	0.4	0.4
PPG Industries, Inc.	0.4	0.4
International Paper Co.	0.4	0.4
	4.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	19.7
Consumer Discretionary	16.6	16.8
Industrials	12.7	12.7
Information Technology	12.6	12.6
Health Care	9.8	9.6
Energy	7.3	7.2
Consumer Staples	6.3	6.2
Utilities	6.1	6.0
Materials	5.8	6.2
Telecommunication Services	1.6	1.7

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.9%
Allison Transmission Holdings, Inc.	1,277	$ 29,128
BorgWarner, Inc. (a)	5,702	445,725
Delphi Automotive PLC	16,452	760,247
Gentex Corp.	7,112	160,020
Lear Corp.	4,839	279,597
The Goodyear Tire & Rubber Co. (a)	12,353	154,351
TRW Automotive Holdings Corp. (a)	5,026	301,912
Visteon Corp. (a)	2,587	152,090
		2,283,070
Automobiles - 0.4%
Harley-Davidson, Inc.	11,610	634,487
Tesla Motors, Inc. (a)(d)	3,559	192,150
Thor Industries, Inc.	2,131	79,039
		905,676
Distributors - 0.4%
Genuine Parts Co.	7,805	595,756
LKQ Corp. (a)	14,699	353,952
		949,708
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,828	88,690
DeVry, Inc.	3,348	93,777
H&R Block, Inc.	13,693	379,844
ITT Educational Services, Inc. (a)	1,261	23,089
Service Corp. International	10,861	183,334
Weight Watchers International, Inc.	1,369	57,731
		826,465
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. (a)	2,014	107,306
Brinker International, Inc.	3,492	135,839
Chipotle Mexican Grill, Inc. (a)	1,593	578,562
Choice Hotels International, Inc.	1,374	53,668
Darden Restaurants, Inc.	6,420	331,465
Dunkin' Brands Group, Inc.	3,621	140,531
Hyatt Hotels Corp. Class A (a)	2,267	96,756
International Game Technology	13,321	225,791
Marriott International, Inc. Class A	11,975	515,644
MGM Mirage, Inc. (a)	19,837	280,098
Norwegian Cruise Line Holdings Ltd.	1,325	41,088
Panera Bread Co. Class A (a)	1,413	250,426
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc. (a)	3,321	$ 194,445
Royal Caribbean Cruises Ltd.	7,609	277,957
Starwood Hotels & Resorts Worldwide, Inc.	9,926	640,426
Wendy's Co.	13,946	79,353
Wyndham Worldwide Corp.	6,819	409,686
Wynn Resorts Ltd.	4,005	549,887
		4,908,928
Household Durables - 1.6%
D.R. Horton, Inc.	13,845	361,078
Garmin Ltd.	5,468	191,817
Harman International Industries, Inc.	3,568	159,525
Jarden Corp. (a)	5,907	265,874
Leggett & Platt, Inc.	6,957	224,294
Lennar Corp. Class A	8,067	332,522
Mohawk Industries, Inc. (a)	2,839	314,788
Newell Rubbermaid, Inc.	14,434	380,192
NVR, Inc. (a)	252	259,560
PulteGroup, Inc. (a)	17,037	357,607
Tempur-Pedic International, Inc. (a)	3,015	146,228
Toll Brothers, Inc. (a)	7,144	245,111
Tupperware Brands Corp.	2,783	223,475
Whirlpool Corp.	3,848	439,749
		3,901,820
Internet & Catalog Retail - 0.7%
Expedia, Inc.	4,381	244,635
Groupon, Inc. Class A (a)(d)	1,890	11,529
HomeAway, Inc. (a)	1,585	48,422
Liberty Media Corp.:
Interactive Series A (a)	27,914	594,289
Series A (a)	1,894	139,152
Netflix, Inc. (a)	2,791	603,051
TripAdvisor, Inc. (a)	4,328	227,566
		1,868,644
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	5,791	274,320
Mattel, Inc.	17,077	779,736
Polaris Industries, Inc.	3,222	277,704
		1,331,760
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.0%
AMC Networks, Inc. Class A (a)	2,843	$ 179,137
Cablevision Systems Corp. - NY Group Class A	10,092	149,967
Charter Communications, Inc. Class A (a)	2,411	242,884
Cinemark Holdings, Inc.	5,762	177,988
Clear Channel Outdoor Holding, Inc. Class A (a)	1,845	13,339
Discovery Communications, Inc. (a)	11,947	941,663
DISH Network Corp. Class A	10,179	398,915
DreamWorks Animation SKG, Inc. Class A (a)	3,490	67,287
Gannett Co., Inc.	11,631	234,481
Interpublic Group of Companies, Inc.	20,710	286,626
John Wiley & Sons, Inc. Class A	2,370	90,463
Lamar Advertising Co. Class A (a)	3,894	182,317
Liberty Global, Inc. Class A (a)	13,138	950,797
Liberty Media Corp. Class A (a)	5,436	624,488
Morningstar, Inc.	1,157	76,374
Omnicom Group, Inc.	13,380	799,723
Pandora Media, Inc. (a)(d)	4,935	68,745
Regal Entertainment Group Class A	4,148	74,415
Scripps Networks Interactive, Inc. Class A	4,251	283,032
Sirius XM Radio, Inc.	189,331	615,326
Starz - Liberty Capital Series A (a)	5,411	126,509
The Madison Square Garden Co. Class A (a)	3,036	182,980
Virgin Media, Inc.	13,926	679,310
Washington Post Co. Class B	208	92,215
		7,538,981
Multiline Retail - 1.5%
Big Lots, Inc. (a)	3,000	109,260
Dillard's, Inc. Class A	1,470	121,143
Dollar General Corp. (a)	9,209	479,697
Dollar Tree, Inc. (a)	11,656	554,359
Family Dollar Stores, Inc.	4,829	296,356
J.C. Penney Co., Inc. (d)	7,951	130,555
Kohl's Corp.	11,557	543,872
Macy's, Inc.	19,434	866,756
Nordstrom, Inc.	7,412	419,445
Sears Holdings Corp. (a)	1,818	93,336
		3,614,779
Specialty Retail - 4.1%
Aarons, Inc. Class A	3,881	111,424
Abercrombie & Fitch Co. Class A	4,014	198,934
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	3,685	$ 309,098
American Eagle Outfitters, Inc.	9,847	191,524
Ascena Retail Group, Inc. (a)	6,153	113,831
AutoNation, Inc. (a)	1,749	79,597
AutoZone, Inc. (a)	1,808	739,635
Bed Bath & Beyond, Inc. (a)	11,644	801,107
Best Buy Co., Inc.	13,440	349,306
CarMax, Inc. (a)	11,367	523,337
Chico's FAS, Inc.	8,480	154,930
Dick's Sporting Goods, Inc.	4,616	222,030
DSW, Inc. Class A	1,689	111,677
Foot Locker, Inc.	7,556	263,478
GameStop Corp. Class A (d)	6,107	213,134
Gap, Inc.	14,856	564,379
GNC Holdings, Inc.	3,468	157,204
Guess?, Inc.	3,038	84,092
L Brands, Inc.	12,025	606,180
O'Reilly Automotive, Inc. (a)	5,546	595,197
PetSmart, Inc.	5,314	362,627
Ross Stores, Inc.	11,357	750,357
Sally Beauty Holdings, Inc. (a)	7,732	232,424
Sears Hometown & Outlet Stores, Inc. (a)	422	18,825
Signet Jewelers Ltd.	4,253	292,309
Staples, Inc.	34,371	455,072
Tiffany & Co., Inc.	6,313	465,142
Tractor Supply Co.	3,590	384,740
Ulta Salon, Cosmetics & Fragrance, Inc.	3,134	274,695
Urban Outfitters, Inc. (a)	5,300	219,632
Williams-Sonoma, Inc.	4,399	236,138
		10,082,055
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	2,383	155,824
Deckers Outdoor Corp. (a)	1,754	96,680
Fossil, Inc. (a)	2,746	269,438
Hanesbrands, Inc.	4,863	243,928
Michael Kors Holdings Ltd. (a)	4,259	242,507
PVH Corp.	3,885	448,368
Ralph Lauren Corp.	3,076	558,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	3,875	$ 221,185
VF Corp.	4,399	783,990
		3,020,460
TOTAL CONSUMER DISCRETIONARY		41,232,346
CONSUMER STAPLES - 6.3%
Beverages - 1.3%
Beam, Inc.	7,912	511,986
Brown-Forman Corp. Class B (non-vtg.)	7,535	531,218
Coca-Cola Enterprises, Inc.	14,016	513,406
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,363	363,364
Dr. Pepper Snapple Group, Inc.	10,645	519,795
Molson Coors Brewing Co. Class B	6,389	329,672
Monster Beverage Corp. (a)	6,759	381,208
		3,150,649
Food & Staples Retailing - 0.8%
Fresh Market, Inc. (a)	1,420	58,121
Kroger Co.	26,436	908,870
Safeway, Inc.	12,012	270,510
Whole Foods Market, Inc.	9,205	812,986
		2,050,487
Food Products - 3.0%
Bunge Ltd.	7,283	525,905
Campbell Soup Co.	8,795	408,176
ConAgra Foods, Inc.	20,876	738,384
Dean Foods Co. (a)	9,213	176,337
Flowers Foods, Inc.	5,599	184,431
Green Mountain Coffee Roasters, Inc. (a)	6,870	394,338
H.J. Heinz Co.	16,021	1,160,241
Hillshire Brands Co.	5,922	212,659
Hormel Foods Corp.	6,733	277,871
Ingredion, Inc.	3,826	275,510
McCormick & Co., Inc. (non-vtg.)	6,676	480,271
Mead Johnson Nutrition Co. Class A	10,229	829,470
Smithfield Foods, Inc. (a)	6,934	177,510
The Hershey Co.	7,528	671,196
The J.M. Smucker Co.	5,629	581,082
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	14,497	$ 357,061
WhiteWave Foods Co.	1,182	19,988
		7,470,430
Household Products - 0.5%
Church & Dwight Co., Inc.	6,920	442,119
Clorox Co.	6,528	563,040
Energizer Holdings, Inc.	3,104	299,815
		1,304,974
Personal Products - 0.4%
Avon Products, Inc.	21,693	502,410
Herbalife Ltd. (d)	5,410	214,831
Nu Skin Enterprises, Inc. Class A	2,652	134,536
		851,777
Tobacco - 0.3%
Lorillard, Inc.	19,641	842,402
TOTAL CONSUMER STAPLES		15,670,719
ENERGY - 7.3%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	2,825	138,566
Cameron International Corp. (a)	12,355	760,450
Carbo Ceramics, Inc.	1,016	71,780
Diamond Offshore Drilling, Inc.	3,418	236,184
Dresser-Rand Group, Inc. (a)	3,774	209,872
Era Group, Inc. (a)	1,083	24,747
FMC Technologies, Inc. (a)	12,001	651,654
Helmerich & Payne, Inc.	4,819	282,490
McDermott International, Inc. (a)	11,692	124,871
Nabors Industries Ltd.	14,465	213,937
Oceaneering International, Inc.	5,457	382,918
Oil States International, Inc. (a)	2,731	244,042
Patterson-UTI Energy, Inc.	7,329	154,569
Rowan Companies PLC (a)	6,210	202,011
RPC, Inc.	3,013	39,892
SEACOR Holdings, Inc.	998	71,966
Superior Energy Services, Inc. (a)	7,888	217,630
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	2,595	$ 136,108
Unit Corp. (a)	2,448	102,889
		4,266,576
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	11,213	83,200
Cabot Oil & Gas Corp.	10,529	716,498
Cheniere Energy, Inc. (a)	10,725	305,448
Chesapeake Energy Corp.	33,251	649,725
Cimarex Energy Co.	4,291	314,015
Cobalt International Energy, Inc. (a)	9,180	256,489
Concho Resources, Inc. (a)	5,188	446,842
CONSOL Energy, Inc.	11,351	381,848
Continental Resources, Inc. (a)	2,115	169,031
Denbury Resources, Inc. (a)	19,445	347,871
Energen Corp.	3,645	172,846
EQT Corp.	6,618	497,144
EXCO Resources, Inc. (d)	6,334	45,985
Golar LNG Ltd. (NASDAQ)	2,231	74,560
HollyFrontier Corp.	10,398	514,181
Kosmos Energy Ltd. (a)	3,428	37,674
Laredo Petroleum Holdings, Inc. (a)	1,049	18,043
Marathon Petroleum Corp.	17,080	1,338,389
Murphy Oil Corp.	9,741	604,819
Newfield Exploration Co. (a)	6,684	145,644
Noble Energy, Inc.	8,912	1,009,640
PBF Energy, Inc. Class A	1,118	34,043
Peabody Energy Corp.	13,691	274,641
Pioneer Natural Resources Co.	6,706	819,674
Plains Exploration & Production Co. (a)	6,471	292,489
QEP Resources, Inc.	8,975	257,672
Range Resources Corp.	8,146	598,894
SandRidge Energy, Inc. (a)(d)	24,308	124,943
SM Energy Co.	3,221	196,481
Southwestern Energy Co. (a)	17,524	655,748
Teekay Corp.	1,843	65,611
Tesoro Corp.	7,000	373,800
Ultra Petroleum Corp. (a)	7,723	165,272
Valero Energy Corp.	27,716	1,117,509
Whiting Petroleum Corp. (a)	5,906	262,817
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	3,624	$ 146,953
WPX Energy, Inc. (a)	9,995	156,222
		13,672,661
TOTAL ENERGY		17,939,237
FINANCIALS - 20.5%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	2,557	398,074
American Capital Ltd. (a)	15,706	237,632
Ameriprise Financial, Inc.	10,402	775,261
Ares Capital Corp.	13,416	243,635
E*TRADE Financial Corp. (a)	14,460	148,793
Eaton Vance Corp. (non-vtg.)	5,759	229,669
Federated Investors, Inc. Class B (non-vtg.) (d)	4,533	104,078
Invesco Ltd.	22,495	713,991
Janus Capital Group, Inc.	9,580	85,454
Lazard Ltd. Class A	5,757	195,162
Legg Mason, Inc.	6,584	209,766
LPL Financial	2,540	87,782
Northern Trust Corp.	10,822	583,522
Raymond James Financial, Inc.	5,720	236,922
SEI Investments Co.	6,916	198,213
T. Rowe Price Group, Inc.	12,786	926,985
TD Ameritrade Holding Corp.	11,554	230,040
Waddell & Reed Financial, Inc. Class A	4,359	186,870
		5,791,849
Commercial Banks - 2.9%
Associated Banc-Corp.	8,685	123,935
Bank of Hawaii Corp.	2,329	111,070
BankUnited, Inc.	1,930	48,926
BOK Financial Corp.	1,287	80,425
CapitalSource, Inc.	10,557	94,485
CIT Group, Inc. (a)	10,017	425,823
City National Corp.	2,297	131,457
Comerica, Inc.	9,789	354,851
Commerce Bancshares, Inc.	3,981	159,678
Cullen/Frost Bankers, Inc.	2,686	162,261
East West Bancorp, Inc.	7,020	170,797
Fifth Third Bancorp	46,083	784,793
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	254	$ 47,351
First Horizon National Corp.	12,472	129,709
First Niagara Financial Group, Inc.	17,778	169,069
First Republic Bank	5,119	194,420
Fulton Financial Corp.	10,048	111,131
Huntington Bancshares, Inc.	43,154	309,414
KeyCorp	47,820	476,765
M&T Bank Corp.	6,339	635,168
Popular, Inc. (a)	5,084	144,843
Regions Financial Corp.	70,839	601,423
Signature Bank (a)	2,451	175,516
SunTrust Banks, Inc.	26,973	788,960
SVB Financial Group (a)	2,230	158,575
Synovus Financial Corp. (d)	39,767	106,973
TCF Financial Corp.	8,083	117,608
Valley National Bancorp	9,795	88,057
Zions Bancorporation	9,170	225,765
		7,129,248
Consumer Finance - 0.2%
SLM Corp.	23,256	480,236
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	4,414	165,657
Interactive Brokers Group, Inc.	2,011	30,286
IntercontinentalExchange, Inc. (a)	3,651	594,857
Leucadia National Corp.	15,690	484,664
McGraw-Hill Companies, Inc.	14,037	759,542
Moody's Corp.	9,857	599,798
MSCI, Inc. Class A (a)	6,079	207,294
NYSE Euronext	12,675	491,917
The NASDAQ Stock Market, Inc.	5,845	172,311
		3,506,326
Insurance - 4.4%
Alleghany Corp. (a)	843	331,923
Allied World Assurance Co. Holdings Ltd.	1,823	165,547
American Financial Group, Inc.	3,924	189,411
American National Insurance Co.	384	36,108
Aon PLC	16,007	966,022
Arch Capital Group Ltd. (a)	6,801	360,861
Arthur J. Gallagher & Co.	5,867	249,054
Aspen Insurance Holdings Ltd.	3,526	134,658
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	4,066	$ 193,298
Assured Guaranty Ltd.	8,571	176,820
Axis Capital Holdings Ltd.	5,142	229,487
Brown & Brown, Inc.	5,820	180,362
Cincinnati Financial Corp.	7,260	355,087
CNA Financial Corp.	1,345	45,340
Endurance Specialty Holdings Ltd.	2,141	104,845
Erie Indemnity Co. Class A	1,289	102,566
Everest Re Group Ltd.	2,623	354,079
Fidelity National Financial, Inc. Class A	11,081	297,525
Genworth Financial, Inc. Class A (a)	24,488	245,615
Hanover Insurance Group, Inc.	2,218	111,854
Hartford Financial Services Group, Inc.	22,095	620,649
HCC Insurance Holdings, Inc.	5,047	215,002
Kemper Corp.	2,493	79,427
Lincoln National Corp.	14,021	476,854
Markel Corp. (a)	486	260,618
MBIA, Inc. (a)	7,079	66,967
Mercury General Corp.	1,300	59,423
Old Republic International Corp.	13,002	175,527
PartnerRe Ltd.	3,076	290,190
Principal Financial Group, Inc.	15,033	542,691
ProAssurance Corp.	3,020	147,950
Progressive Corp.	30,534	772,205
Protective Life Corp.	3,984	151,631
Reinsurance Group of America, Inc.	3,668	229,433
RenaissanceRe Holdings Ltd.	2,209	207,403
StanCorp Financial Group, Inc.	2,230	96,291
Torchmark Corp.	4,624	287,012
Unum Group	13,425	374,423
Validus Holdings Ltd.	5,171	199,652
W.R. Berkley Corp.	5,498	238,723
White Mountains Insurance Group Ltd.	284	164,240
XL Group PLC Class A	14,738	458,941
		10,945,714
Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	3,096	225,296
American Campus Communities, Inc.	5,161	230,387
American Capital Agency Corp.	19,897	662,769
Annaly Capital Management, Inc.	48,874	779,052
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co. Class A	7,172	$ 223,121
AvalonBay Communities, Inc.	5,740	763,650
BioMed Realty Trust, Inc.	9,322	209,838
Boston Properties, Inc.	7,508	821,600
Brandywine Realty Trust (SBI)	7,862	117,380
BRE Properties, Inc.	3,855	194,600
Camden Property Trust (SBI)	4,230	305,998
CBL & Associates Properties, Inc.	7,414	178,974
Chimera Investment Corp.	51,546	170,102
CommonWealth REIT	5,831	130,206
Corporate Office Properties Trust (SBI)	4,277	123,990
Corrections Corp. of America	5,034	182,231
DDR Corp.	11,834	217,036
Digital Realty Trust, Inc.	6,409	451,963
Douglas Emmett, Inc.	6,979	182,640
Duke Realty LP	16,007	282,363
Equity Lifestyle Properties, Inc.	2,072	168,350
Essex Property Trust, Inc.	1,907	299,494
Extra Space Storage, Inc.	5,501	239,734
Federal Realty Investment Trust (SBI)	3,222	377,006
General Growth Properties, Inc.	26,524	602,625
Hatteras Financial Corp.	4,840	132,277
HCP, Inc.	22,608	1,205,006
Health Care REIT, Inc.	12,965	971,986
Home Properties, Inc.	2,581	166,371
Hospitality Properties Trust (SBI)	7,001	205,899
Host Hotels & Resorts, Inc.	36,096	659,474
Kilroy Realty Corp.	3,734	211,307
Kimco Realty Corp.	20,443	486,135
Liberty Property Trust (SBI)	5,159	221,785
Mack-Cali Realty Corp.	4,460	123,854
MFA Financial, Inc.	17,932	166,230
Mid-America Apartment Communities, Inc.	2,088	143,508
National Retail Properties, Inc.	5,865	232,723
Piedmont Office Realty Trust, Inc. Class A	8,635	177,190
Plum Creek Timber Co., Inc.	8,133	419,175
Post Properties, Inc.	2,746	135,735
Prologis, Inc.	23,065	967,577
Rayonier, Inc.	6,108	362,937
Realty Income Corp.	9,854	502,258
Regency Centers Corp.	4,539	255,364
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Properties America, Inc.	4,415	$ 67,594
Senior Housing Properties Trust (SBI)	9,442	268,436
SL Green Realty Corp.	4,462	404,703
Tanger Factory Outlet Centers, Inc.	4,641	172,274
Taubman Centers, Inc.	2,959	253,024
The Macerich Co.	6,666	466,953
UDR, Inc.	12,384	304,399
Ventas, Inc.	14,457	1,151,211
Vornado Realty Trust	9,310	815,184
Weingarten Realty Investors (SBI)	6,102	207,895
Weyerhaeuser Co.	26,946	822,122
		20,820,991
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	2,103	71,628
CBRE Group, Inc. (a)	16,361	396,263
Forest City Enterprises, Inc. Class A (a)	7,449	139,073
Howard Hughes Corp. (a)	1,367	129,017
Jones Lang LaSalle, Inc.	2,183	216,161
Realogy Holdings Corp.	2,461	118,128
The St. Joe Co. (a)	3,356	65,677
		1,135,947
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	7,723	91,440
Hudson City Bancorp, Inc.	26,316	218,686
New York Community Bancorp, Inc.	22,024	298,425
People's United Financial, Inc.	16,703	219,811
TFS Financial Corp. (a)	4,259	46,295
Washington Federal, Inc.	5,389	92,529
		967,186
TOTAL FINANCIALS		50,777,497
HEALTH CARE - 9.8%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	9,631	943,838
ARIAD Pharmaceuticals, Inc. (a)	9,148	163,475
BioMarin Pharmaceutical, Inc. (a)	6,091	399,570
Incyte Corp. (a)(d)	4,854	107,516
Medivation, Inc. (a)	3,613	190,441
Myriad Genetics, Inc. (a)	3,983	110,927
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Onyx Pharmaceuticals, Inc. (a)	3,581	$ 339,479
Regeneron Pharmaceuticals, Inc. (a)	3,873	833,237
United Therapeutics Corp. (a)	2,418	161,474
Vertex Pharmaceuticals, Inc. (a)	10,583	812,986
		4,062,943
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	3,977	102,129
Boston Scientific Corp. (a)	68,230	511,043
C.R. Bard, Inc.	4,209	418,206
CareFusion Corp. (a)	11,039	369,144
DENTSPLY International, Inc.	7,084	300,007
Edwards Lifesciences Corp. (a)	5,718	364,751
Hill-Rom Holdings, Inc.	3,045	103,743
Hologic, Inc. (a)	13,189	268,660
IDEXX Laboratories, Inc. (a)	2,740	241,010
ResMed, Inc.	7,114	341,614
Sirona Dental Systems, Inc. (a)	2,779	204,368
St. Jude Medical, Inc.	14,205	585,530
Teleflex, Inc.	2,045	159,776
The Cooper Companies, Inc.	2,352	259,661
Thoratec Corp. (a)	2,896	104,835
Varian Medical Systems, Inc. (a)	5,561	362,244
Zimmer Holdings, Inc.	8,647	661,063
		5,357,784
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	11,814	639,374
Brookdale Senior Living, Inc. (a)	4,807	123,973
Catamaran Corp. (a)	10,282	593,681
CIGNA Corp.	14,444	955,759
Community Health Systems, Inc.	4,556	207,617
Coventry Health Care, Inc.	6,750	334,463
DaVita, Inc. (a)	4,723	560,384
HCA Holdings, Inc.	8,237	328,574
Health Management Associates, Inc. Class A (a)	12,997	149,336
Health Net, Inc. (a)	4,153	122,098
Henry Schein, Inc. (a)	4,523	408,879
Humana, Inc.	8,198	607,554
Laboratory Corp. of America Holdings (a)	4,859	453,636
LifePoint Hospitals, Inc. (a)	2,456	117,888
MEDNAX, Inc. (a)	2,453	217,655
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	5,207	$ 227,910
Patterson Companies, Inc.	4,657	176,733
Quest Diagnostics, Inc.	7,910	445,570
Tenet Healthcare Corp. (a)	5,159	234,012
Universal Health Services, Inc. Class B	4,469	297,591
VCA Antech, Inc. (a)	4,375	105,438
		7,308,125
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	8,505	117,709
Cerner Corp. (a)	7,274	703,905
		821,614
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	17,429	722,258
Bio-Rad Laboratories, Inc. Class A (a)	1,030	123,343
Bruker BioSciences Corp. (a)	4,715	83,786
Charles River Laboratories International, Inc. (a)	2,441	106,159
Covance, Inc. (a)	2,771	206,606
Illumina, Inc. (a)	6,158	398,361
Life Technologies Corp. (a)	8,963	660,483
Mettler-Toledo International, Inc. (a)	1,566	327,231
PerkinElmer, Inc.	5,739	175,900
QIAGEN NV (a)	11,736	233,312
Techne Corp.	1,831	117,440
Waters Corp. (a)	4,456	411,734
		3,566,613
Pharmaceuticals - 1.3%
Actavis, Inc. (a)	6,378	674,346
Endo Health Solutions, Inc. (a)	5,530	202,619
Forest Laboratories, Inc. (a)	13,310	497,927
Hospira, Inc. (a)	8,237	272,809
Mylan, Inc. (a)	19,901	579,318
Perrigo Co.	4,652	555,495
Salix Pharmaceuticals Ltd. (a)	3,006	157,184
Warner Chilcott PLC	8,364	120,274
Zoetis, Inc. Class A	4,943	163,218
		3,223,190
TOTAL HEALTH CARE		24,340,269
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	1,650	$ 122,694
BE Aerospace, Inc. (a)	4,890	306,799
Engility Holdings, Inc. (a)	835	20,007
Exelis, Inc.	9,506	106,182
Huntington Ingalls Industries, Inc.	2,508	132,673
L-3 Communications Holdings, Inc.	4,487	364,569
Rockwell Collins, Inc.	6,863	431,820
Spirit AeroSystems Holdings, Inc. Class A (a)	5,926	118,461
Textron, Inc.	13,982	360,037
TransDigm Group, Inc.	2,548	374,046
Triumph Group, Inc.	2,486	198,631
		2,535,919
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	8,183	485,988
Expeditors International of Washington, Inc.	10,593	380,606
UTI Worldwide, Inc.	5,192	76,270
		942,864
Airlines - 0.8%
Copa Holdings SA Class A	1,660	208,463
Delta Air Lines, Inc. (a)	42,656	731,124
Southwest Airlines Co.	36,639	501,954
United Continental Holdings, Inc. (a)	16,584	535,663
		1,977,204
Building Products - 0.4%
Armstrong World Industries, Inc.	1,093	55,787
Fortune Brands Home & Security, Inc. (a)	7,974	290,174
Lennox International, Inc.	2,572	159,464
Masco Corp.	17,832	346,654
Owens Corning (a)	6,075	255,515
		1,107,594
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	5,175	214,504
Cintas Corp.	5,221	234,266
Clean Harbors, Inc. (a)	2,692	153,363
Copart, Inc. (a)	5,099	179,740
Covanta Holding Corp.	5,467	109,340
Iron Mountain, Inc.	8,315	314,806
KAR Auction Services, Inc.	1,456	32,571
Pitney Bowes, Inc. (d)	8,421	115,115
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co. (d)	9,195	$ 113,190
Republic Services, Inc.	15,253	519,822
Rollins, Inc.	3,175	77,216
Stericycle, Inc. (a)	4,285	464,151
Waste Connections, Inc.	6,165	233,962
		2,762,046
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	5,233	152,123
Chicago Bridge & Iron Co. NV	5,296	284,872
Fluor Corp.	8,508	484,786
Jacobs Engineering Group, Inc. (a)	6,444	325,293
KBR, Inc.	7,406	222,772
Quanta Services, Inc. (a)	10,436	286,781
URS Corp.	3,785	166,237
		1,922,864
Electrical Equipment - 1.6%
AMETEK, Inc.	12,121	493,446
Babcock & Wilcox Co.	5,975	162,520
Eaton Corp. PLC	23,112	1,419,316
General Cable Corp. (a)	2,528	87,165
GrafTech International Ltd. (a)(d)	5,764	41,386
Hubbell, Inc. Class B	2,962	284,234
Polypore International, Inc. (a)	2,339	98,074
Regal-Beloit Corp.	2,109	165,810
Rockwell Automation, Inc.	7,165	607,449
Roper Industries, Inc.	4,894	585,567
		3,944,967
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	3,104	201,356
Machinery - 4.0%
AGCO Corp.	4,848	258,156
CNH Global NV	1,354	55,690
Colfax Corp. (a)	2,152	100,434
Crane Co.	2,474	133,175
Donaldson Co., Inc.	7,483	272,232
Dover Corp.	8,631	595,366
Flowserve Corp.	2,420	382,650
Gardner Denver, Inc.	2,522	189,377
Graco, Inc.	3,020	182,801
Harsco Corp.	4,068	88,804
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	4,203	$ 218,682
Ingersoll-Rand PLC	14,987	806,301
ITT Corp.	4,584	126,518
Joy Global, Inc.	5,309	300,065
Kennametal, Inc.	4,035	161,360
Lincoln Electric Holdings, Inc.	4,178	220,431
Manitowoc Co., Inc.	6,565	123,159
Navistar International Corp. (a)	3,507	116,152
Nordson Corp.	3,210	223,063
Oshkosh Truck Corp. (a)	4,624	181,538
PACCAR, Inc.	17,889	890,514
Pall Corp.	5,780	385,584
Parker Hannifin Corp.	7,581	671,449
Pentair Ltd.	10,560	573,936
Snap-On, Inc.	2,897	249,721
SPX Corp.	2,375	176,961
Stanley Black & Decker, Inc.	8,048	602,071
Terex Corp. (a)	5,544	158,558
Timken Co.	4,359	229,153
Toro Co.	2,983	134,265
Trinity Industries, Inc.	4,020	169,684
Valmont Industries, Inc.	1,169	170,358
WABCO Holdings, Inc. (a)	3,213	232,075
Wabtec Corp.	2,425	254,480
Xylem, Inc.	9,270	257,243
		9,892,006
Marine - 0.1%
Kirby Corp. (a)	2,793	209,168
Matson, Inc.	2,054	48,351
		257,519
Professional Services - 0.9%
Dun & Bradstreet Corp.	2,041	180,526
Equifax, Inc.	6,006	367,567
IHS, Inc. Class A (a)	2,534	246,888
Manpower, Inc.	4,039	214,713
Nielsen Holdings B.V.	6,068	210,074
Robert Half International, Inc.	7,174	235,451
Towers Watson & Co.	3,031	221,021
Verisk Analytics, Inc. (a)	7,404	453,791
		2,130,031
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Con-way, Inc.	2,788	$ 94,234
Hertz Global Holdings, Inc. (a)	12,426	299,218
J.B. Hunt Transport Services, Inc.	4,488	318,962
Kansas City Southern	5,530	603,157
Landstar System, Inc.	2,332	127,467
Ryder System, Inc.	2,592	150,517
		1,593,555
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	3,420	94,084
Fastenal Co.	14,854	728,589
GATX Corp.	2,328	118,612
MRC Global, Inc.	1,196	35,820
MSC Industrial Direct Co., Inc. Class A	2,302	181,398
United Rentals, Inc. (a)	4,672	245,794
W.W. Grainger, Inc.	2,930	722,157
WESCO International, Inc. (a)	2,199	157,646
		2,284,100
TOTAL INDUSTRIALS		31,552,025
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	22,686	132,033
EchoStar Holding Corp. Class A (a)	1,954	76,734
F5 Networks, Inc. (a)	3,975	303,809
Harris Corp.	5,672	262,046
JDS Uniphase Corp. (a)	11,698	157,923
Juniper Networks, Inc. (a)	26,429	437,400
Palo Alto Networks, Inc.	357	19,314
Polycom, Inc. (a)	8,914	93,597
Riverbed Technology, Inc. (a)	8,109	120,500
		1,603,356
Computers & Peripherals - 1.0%
Diebold, Inc.	3,167	92,761
Fusion-io, Inc. (a)	3,315	62,256
Lexmark International, Inc. Class A	3,250	98,508
NCR Corp. (a)	7,912	215,760
NetApp, Inc. (a)	18,229	636,010
SanDisk Corp. (a)	12,225	641,079
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Stratasys Ltd. (a)	1,486	$ 123,412
Western Digital Corp.	11,133	615,432
		2,485,218
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	8,142	614,884
Arrow Electronics, Inc. (a)	5,297	207,801
Avnet, Inc. (a)	6,845	224,174
AVX Corp.	2,415	27,314
Dolby Laboratories, Inc. Class A	2,449	80,450
FLIR Systems, Inc.	7,295	177,341
Ingram Micro, Inc. Class A (a)	7,526	134,038
IPG Photonics Corp. (d)	1,570	99,978
Itron, Inc. (a)	2,038	80,807
Jabil Circuit, Inc.	9,306	165,647
Molex, Inc.	6,916	190,674
National Instruments Corp.	4,745	129,681
Tech Data Corp. (a)	1,920	89,722
Trimble Navigation Ltd. (a)	12,488	358,905
Vishay Intertechnology, Inc. (a)	6,717	94,307
		2,675,723
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	8,943	392,687
AOL, Inc.	3,873	149,653
Equinix, Inc. (a)	2,417	517,480
IAC/InterActiveCorp	3,920	184,514
LinkedIn Corp. (a)	3,281	630,247
Rackspace Hosting, Inc. (a)	5,443	262,353
VeriSign, Inc. (a)	7,887	363,354
		2,500,288
IT Services - 2.4%
Alliance Data Systems Corp. (a)	2,532	434,922
Amdocs Ltd.	8,443	301,415
Booz Allen Hamilton Holding Corp. Class A	1,176	17,863
Broadridge Financial Solutions, Inc.	6,241	157,148
Computer Sciences Corp.	7,745	362,853
CoreLogic, Inc. (a)	4,847	132,226
DST Systems, Inc.	1,691	116,933
Fidelity National Information Services, Inc.	12,611	530,293
Fiserv, Inc. (a)	6,865	625,470
FleetCor Technologies, Inc. (a)	2,456	188,866
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	4,655	$ 269,292
Genpact Ltd.	6,282	116,845
Global Payments, Inc.	3,957	183,605
Jack Henry & Associates, Inc.	4,376	203,046
Lender Processing Services, Inc.	4,165	115,537
NeuStar, Inc. Class A (a)	3,380	148,281
Paychex, Inc.	16,270	592,391
SAIC, Inc.	14,220	212,447
Teradata Corp. (a)	8,420	430,009
The Western Union Co.	28,552	422,855
Total System Services, Inc.	8,145	192,385
Vantiv, Inc. (a)	1,902	42,852
VeriFone Systems, Inc. (a)	5,392	115,820
		5,913,354
Office Electronics - 0.3%
Xerox Corp.	63,926	548,485
Zebra Technologies Corp. Class A (a)	2,646	123,436
		671,921
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)(d)	31,748	89,529
Altera Corp.	16,102	515,425
Analog Devices, Inc.	15,030	661,170
Applied Materials, Inc.	60,139	872,617
Atmel Corp. (a)	21,952	142,029
Avago Technologies Ltd.	12,168	388,889
Cree, Inc. (a)	5,799	328,049
Cypress Semiconductor Corp.	7,302	73,677
Fairchild Semiconductor International, Inc. (a)	6,471	83,476
Freescale Semiconductor Holdings I Ltd. (a)	2,640	40,867
KLA-Tencor Corp.	8,349	452,933
Lam Research Corp. (a)	8,096	374,197
Linear Technology Corp.	11,444	417,706
LSI Corp. (a)	28,747	188,005
Marvell Technology Group Ltd.	21,389	230,146
Maxim Integrated Products, Inc.	14,578	450,898
Microchip Technology, Inc.	9,654	351,599
Micron Technology, Inc. (a)	49,386	465,216
NVIDIA Corp.	30,859	424,928
ON Semiconductor Corp. (a)	22,918	180,135
PMC-Sierra, Inc. (a)	10,727	61,788
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	2,178	$ 86,488
Skyworks Solutions, Inc. (a)	9,490	209,444
Teradyne, Inc. (a)	9,431	155,046
Xilinx, Inc.	13,150	498,517
		7,742,774
Software - 3.1%
Activision Blizzard, Inc.	21,148	316,163
ANSYS, Inc. (a)	4,647	375,756
Autodesk, Inc. (a)	11,626	457,832
BMC Software, Inc. (a)	7,120	323,818
CA Technologies, Inc.	17,840	481,145
Cadence Design Systems, Inc. (a)	13,682	188,812
Citrix Systems, Inc. (a)	9,356	581,663
Compuware Corp. (a)	10,781	129,372
Concur Technologies, Inc. (a)	2,300	168,153
Electronic Arts, Inc. (a)	15,079	265,541
FactSet Research Systems, Inc.	2,248	211,469
Fortinet, Inc. (a)	6,475	116,291
Informatica Corp. (a)	5,401	177,855
Intuit, Inc.	14,729	878,438
MICROS Systems, Inc. (a)	4,007	169,937
NetSuite, Inc. (a)	1,558	137,042
Nuance Communications, Inc. (a)	12,147	231,279
Red Hat, Inc. (a)	9,703	465,065
Rovi Corp. (a)	5,172	120,973
ServiceNow, Inc.	826	33,833
SolarWinds, Inc. (a)	3,100	157,635
Solera Holdings, Inc.	3,493	201,127
Splunk, Inc.	866	35,333
Symantec Corp. (a)	36,156	878,591
Synopsys, Inc. (a)	7,666	272,680
TIBCO Software, Inc. (a)	8,306	161,219
Workday, Inc. Class A	1,283	80,380
Zynga, Inc. (a)	6,875	21,931
		7,639,333
TOTAL INFORMATION TECHNOLOGY		31,231,967
Common Stocks - continued
	Shares	Value
MATERIALS - 5.8%
Chemicals - 2.9%
Airgas, Inc.	3,416	$ 330,156
Albemarle Corp.	4,469	273,726
Ashland, Inc.	3,911	333,256
Cabot Corp.	3,180	119,441
Celanese Corp. Class A	7,796	385,200
CF Industries Holdings, Inc.	3,220	600,562
Cytec Industries, Inc.	2,300	167,578
Eastman Chemical Co.	7,608	507,073
FMC Corp.	6,818	413,853
Huntsman Corp.	9,568	180,452
International Flavors & Fragrances, Inc.	4,050	312,620
Intrepid Potash, Inc.	2,731	50,278
Kronos Worldwide, Inc.	1,015	17,945
NewMarket Corp.	437	117,422
PPG Industries, Inc.	7,088	1,042,928
Rockwood Holdings, Inc.	3,420	221,924
RPM International, Inc.	6,566	212,738
Sherwin-Williams Co.	4,350	796,529
Sigma Aldrich Corp.	6,031	474,579
The Scotts Miracle-Gro Co. Class A	2,109	95,643
Valspar Corp.	4,625	295,168
W.R. Grace & Co. (a)	3,721	286,926
Westlake Chemical Corp.	963	80,064
		7,316,061
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,272	229,449
Vulcan Materials Co.	6,464	322,424
		551,873
Containers & Packaging - 1.1%
Aptargroup, Inc.	3,353	188,103
Ball Corp.	7,893	348,239
Bemis Co., Inc.	5,158	202,967
Crown Holdings, Inc. (a)	7,439	317,497
Greif, Inc. Class A	1,581	76,157
MeadWestvaco Corp.	8,636	297,769
Owens-Illinois, Inc. (a)	8,221	216,048
Packaging Corp. of America	4,881	232,140
Rock-Tenn Co. Class A	3,524	352,893
Sealed Air Corp.	9,682	214,166
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc.	2,297	$ 109,957
Sonoco Products Co.	5,011	175,585
		2,731,521
Metals & Mining - 1.1%
Alcoa, Inc.	53,192	452,132
Allegheny Technologies, Inc.	5,414	146,070
Allied Nevada Gold Corp. (a)	4,331	46,342
Carpenter Technology Corp.	2,244	100,890
Cliffs Natural Resources, Inc. (d)	8,059	171,979
Commercial Metals Co.	5,875	85,893
Compass Minerals International, Inc.	1,647	142,531
Molycorp, Inc. (a)(d)	4,875	28,470
Nucor Corp.	15,821	690,112
Reliance Steel & Aluminum Co.	3,784	246,225
Royal Gold, Inc.	3,233	179,690
Steel Dynamics, Inc.	11,011	165,605
Tahoe Resources, Inc. (a)	4,103	71,272
United States Steel Corp. (d)	7,278	129,548
Walter Energy, Inc.	3,220	57,702
		2,714,461
Paper & Forest Products - 0.5%
Domtar Corp.	1,694	117,750
International Paper Co.	21,947	1,031,070
		1,148,820
TOTAL MATERIALS		14,462,736
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. (d)	49,833	207,305
Level 3 Communications, Inc. (a)	8,158	164,221
tw telecom, inc. (a)	7,452	201,800
Windstream Corp. (d)	29,561	251,860
		825,186
Wireless Telecommunication Services - 1.3%
Clearwire Corp. Class A (a)	17,869	60,040
Crown Castle International Corp. (a)	14,689	1,131,053
MetroPCS Communications, Inc. (a)	15,165	179,554
NII Holdings, Inc. (a)	8,772	76,316
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	6,100	$ 481,839
Sprint Nextel Corp. (a)	150,326	1,059,798
Telephone & Data Systems, Inc.	4,718	105,872
U.S. Cellular Corp. (a)	650	24,986
		3,119,458
TOTAL TELECOMMUNICATION SERVICES		3,944,644
UTILITIES - 6.1%
Electric Utilities - 2.4%
Edison International	16,330	878,554
Entergy Corp.	8,896	633,662
Great Plains Energy, Inc.	6,865	165,652
Hawaiian Electric Industries, Inc.	4,798	135,783
ITC Holdings Corp.	2,570	237,005
Northeast Utilities	15,742	713,585
NV Energy, Inc.	11,868	256,705
OGE Energy Corp.	4,923	356,573
Pepco Holdings, Inc.	12,443	281,212
Pinnacle West Capital Corp.	5,459	332,453
PPL Corp.	29,045	969,522
Westar Energy, Inc.	6,326	221,157
Xcel Energy, Inc.	24,418	776,248
		5,958,111
Gas Utilities - 0.7%
AGL Resources, Inc.	5,903	258,847
Atmos Energy Corp.	4,538	201,351
National Fuel Gas Co.	3,610	226,419
ONEOK, Inc.	10,442	536,301
Questar Corp.	8,862	225,006
UGI Corp.	5,588	228,996
		1,676,920
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	19,217	417,585
NRG Energy, Inc.	16,155	450,240
The AES Corp.	32,012	443,686
		1,311,511
Multi-Utilities - 2.2%
Alliant Energy Corp.	5,554	297,195
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Ameren Corp.	12,112	$ 439,060
CenterPoint Energy, Inc.	21,326	526,326
CMS Energy Corp.	13,149	393,681
DTE Energy Co.	8,533	621,885
Integrys Energy Group, Inc.	3,925	241,623
MDU Resources Group, Inc.	9,440	235,528
NiSource, Inc.	15,571	478,497
SCANA Corp.	6,232	337,774
Sempra Energy	12,070	1,000,000
TECO Energy, Inc.	10,831	207,197
Vectren Corp.	4,172	156,700
Wisconsin Energy Corp.	11,581	520,450
		5,455,916
Water Utilities - 0.3%
American Water Works Co., Inc.	8,901	372,774
Aqua America, Inc.	6,940	220,206
		592,980
TOTAL UTILITIES		14,995,438
TOTAL COMMON STOCKS (Cost $218,559,101)		246,146,878
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.14% 5/23/13 to 9/19/13 (e) (Cost $299,906)	$ 300,000	299,939
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	4,668,548	$ 4,668,548
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,982,150	1,982,150
TOTAL MONEY MARKET FUNDS (Cost $6,650,698)		6,650,698
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $225,509,705)		253,097,515
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(5,241,703)
NET ASSETS - 100%		$ 247,855,812
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 1,389,240	$ 39,977
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,958.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,264
Fidelity Securities Lending Cash Central Fund	35,568
Total	$ 39,832
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,232,346	$ 41,232,346	$ -	$ -
Consumer Staples	15,670,719	15,670,719	-	-
Energy	17,939,237	17,939,237	-	-
Financials	50,777,497	50,777,497	-	-
Health Care	24,340,269	24,340,269	-	-
Industrials	31,552,025	31,552,025	-	-
Information Technology	31,231,967	31,231,967	-	-
Materials	14,462,736	14,462,736	-	-
Telecommunication Services	3,944,644	3,944,644	-	-
Utilities	14,995,438	14,995,438	-	-
U.S. Government and Government Agency Obligations	299,939	-	299,939	-
Money Market Funds	6,650,698	6,650,698	-	-
Total Investments in Securities:	$ 253,097,515	$ 252,797,576	$ 299,939	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 39,977	$ 39,977	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 39,977	$ -
Total Value of Derivatives	$ 39,977	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $1,922,353) - See accompanying schedule: Unaffiliated issuers (cost $218,859,007)	$ 246,446,817
Fidelity Central Funds (cost $6,650,698)	6,650,698
Total Investments (cost $225,509,705)		$ 253,097,515
Receivable for fund shares sold		1,763,510
Dividends receivable		120,249
Distributions receivable from Fidelity Central Funds		7,628
Receivable for daily variation margin on futures contracts		13,881
Receivable from investment adviser for expense reductions		21,118
Other receivables		3
Total assets		255,023,904

Liabilities
Payable for investments purchased	$ 5,028,262
Payable for fund shares redeemed	121,197
Accrued management fee	22,919
Other affiliated payables	13,564
Collateral on securities loaned, at value	1,982,150
Total liabilities		7,168,092

Net Assets		$ 247,855,812
Net Assets consist of:
Paid in capital		$ 219,191,527
Undistributed net investment income		699,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		337,484
Net unrealized appreciation (depreciation) on investments		27,627,787
Net Assets		$ 247,855,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($5,140,449 ÷ 376,264 shares)	$ 13.66

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($198,766,977 ÷ 14,528,922 shares)	$ 13.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,952,021 ÷ 3,138,883 shares)	$ 13.68

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($996,365 ÷ 72,813 shares)	$ 13.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 1,898,862
Interest		163
Income from Fidelity Central Funds (including $35,568 from security lending)		39,832
Total income		1,938,857

Expenses
Management fee	$ 129,292
Transfer agent fees	79,616
Independent trustees' compensation	340
Miscellaneous	240
Total expenses before reductions	209,488
Expense reductions	(101,922)	107,566
Net investment income (loss)		1,831,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	410,554
Foreign currency transactions	29
Futures contracts	209,997
Total net realized gain (loss)		620,580
Change in net unrealized appreciation (depreciation) on: Investment securities	23,959,633
Futures contracts	26,757
Total change in net unrealized appreciation (depreciation)		23,986,390
Net gain (loss)		24,606,970
Net increase (decrease) in net assets resulting from operations		$ 26,438,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2013	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,831,291	$ 214,259
Net realized gain (loss)	620,580	44,919
Change in net unrealized appreciation (depreciation)	23,986,390	3,641,397
Net increase (decrease) in net assets resulting from operations	26,438,261	3,900,575
Distributions to shareholders from net investment income	(1,249,909)	(66,999)
Distributions to shareholders from net realized gain	(309,278)	-
Total distributions	(1,559,187)	(66,999)
Share transactions - net increase (decrease)	176,854,037	42,274,731
Redemption fees	11,506	2,888
Total increase (decrease) in net assets	201,744,617	46,111,195

Net Assets
Beginning of period	46,111,195	-
End of period (including undistributed net investment income of $699,014 and undistributed net investment income of $147,122, respectively)	$ 247,855,812	$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.09
Net realized and unrealized gain (loss)	1.99	1.64
Total from investment operations	2.17	1.73
Distributions from net investment income	(.15)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.66	$ 11.68
Total Return B, C	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33% A
Expenses net of fee waivers, if any	.25%	.26% A
Expenses net of all reductions	.25%	.26% A
Net investment income (loss)	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,140	$ 7,794
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.10
Net realized and unrealized gain (loss)	1.98	1.64
Total from investment operations	2.19	1.74
Distributions from net investment income	(.16)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.68	$ 11.69
Total Return B, C	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.09%	.12% A
Expenses net of all reductions	.09%	.12% A
Net investment income (loss)	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,767	$ 18,896
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.10
Net realized and unrealized gain (loss)	1.98	1.65
Total from investment operations	2.19	1.75
Distributions from net investment income	(.16)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.21) J	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.68	$ 11.70
Total Return B, C	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14%	.14% A
Expenses net of fee waivers, if any	.07%	.08% A
Expenses net of all reductions	.07%	.08% A
Net investment income (loss)	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,952	$ 19,312
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.10
Net realized and unrealized gain (loss)	1.97	1.65
Total from investment operations	2.19	1.75
Distributions from net investment income	(.17)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.68	$ 11.70
Total Return B, C	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.12% A
Expenses net of fee waivers, if any	.05%	.06% A
Expenses net of all reductions	.05%	.06% A
Net investment income (loss)	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 996	$ 109
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fund A
Investor Class	17.63%	22.25%
Fidelity Advantage Class	17.81%	22.42%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks entered its fifth year and two major equity benchmarks reached record territory during the 12 months ending April 30, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 16.89%, closing at a new all-time high, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 15.39% for the full 12 months. The growth-oriented Nasdaq Composite Index® advanced a more modest 10.78%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with nine of the 10 sectors in the S&P 500® posting a double-digit increase, led by health care and telecommunication services, while information technology added only about 2%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index returning 19.53%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Small Cap Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 17.63% and 17.81%, respectively, in line with the benchmark Russell 2000® Index, which added 17.69%. The fund's top absolute individual contributor of the period was Pharmacyclics. This biotechnology company, which focuses on treating cancer and other diseases, saw its shares nearly triple on enthusiasm about the company's experimental blood cancer therapy, ibrutinib. The financials sector was the best-performing group in the benchmark, led upward by asset manager Ocwen Financial. Airline company Alaska Air Group turned in strong stock performance, as did First Solar, a maker of solar panels. The fund was helped further by its exposure to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market. Energy was the only sector in the index to lose ground during the year, with Bermuda-listed Energy XXI, an independent oil and natural gas company and the biggest absolute detractor. A couple of health care stocks, including drugmaker VIVUS and medical device company MAKO Surgical, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Pharmacyclics, Inc.	0.4	0.3
Starwood Property Trust, Inc.	0.3	0.3
Alaska Air Group, Inc.	0.3	0.2
Two Harbors Investment Corp.	0.3	0.3
Gulfport Energy Corp.	0.3	0.2
Ocwen Financial Corp.	0.3	0.4
Genesee & Wyoming, Inc. Class A	0.3	0.3
Alkermes PLC	0.3	0.2
Omega Healthcare Investors, Inc.	0.3	0.2
Axiall Corp.	0.3	0.1
	3.1
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	22.0
Information Technology	16.0	16.4
Industrials	14.6	15.1
Consumer Discretionary	14.0	13.7
Health Care	12.3	12.3
Energy	5.8	5.9
Materials	5.1	5.1
Consumer Staples	3.6	3.6
Utilities	3.4	3.7
Telecommunication Services	0.7	0.7

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	11,716	$ 156,643
Cooper Tire & Rubber Co.	10,841	269,832
Dana Holding Corp.	25,596	441,531
Dorman Products, Inc.	4,315	162,848
Drew Industries, Inc.	3,370	121,657
Exide Technologies (a)	12,216	10,348
Federal-Mogul Corp. Class A (a)	3,057	22,866
Fuel Systems Solutions, Inc. (a)	2,456	38,584
Gentherm, Inc. (a)	5,096	77,612
Modine Manufacturing Co. (a)	8,071	73,769
Shiloh Industries, Inc.	908	8,944
Spartan Motors, Inc.	6,037	32,117
Standard Motor Products, Inc.	3,477	106,535
Stoneridge, Inc. (a)	5,122	38,774
Superior Industries International, Inc.	3,987	73,201
Tenneco, Inc. (a)	10,567	408,626
Tower International, Inc. (a)	979	15,752
		2,059,639
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	5,162	94,568

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,035	105,901
Pool Corp.	8,264	405,101
VOXX International Corp. (a)	3,099	29,533
Weyco Group, Inc.	1,205	28,920
		569,455
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	3,186	106,827
Ascent Capital Group, Inc. (a)	2,441	162,302
Bridgepoint Education, Inc. (a)	3,114	33,569
Bright Horizons Family Solutions, Inc.	2,103	68,221
Capella Education Co. (a)	2,205	78,101
Career Education Corp. (a)	8,838	19,355
Carriage Services, Inc.	2,844	49,742
Coinstar, Inc. (a)(d)	4,880	257,713
Collectors Universe, Inc.	835	9,945
Corinthian Colleges, Inc. (a)	13,875	27,750
Education Management Corp. (a)(d)	4,389	24,886
Grand Canyon Education, Inc. (a)	6,995	178,862
Hillenbrand, Inc.	9,525	239,363
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
K12, Inc. (a)(d)	4,587	$ 116,831
LifeLock, Inc.	3,034	27,306
Lincoln Educational Services Corp.	3,700	20,609
Mac-Gray Corp.	2,163	28,011
Matthews International Corp. Class A	4,859	178,860
National American University Holdings, Inc.	1,474	4,923
Regis Corp.	10,079	188,981
Sotheby's Class A (Ltd. vtg.)	11,828	419,657
Steiner Leisure Ltd. (a)	2,699	130,713
Stewart Enterprises, Inc. Class A	12,871	114,681
Strayer Education, Inc.	2,078	98,414
Universal Technical Institute, Inc.	3,562	42,281
		2,627,903
Hotels, Restaurants & Leisure - 3.2%
AFC Enterprises, Inc. (a)	4,190	133,577
Ameristar Casinos, Inc.	5,733	151,294
Biglari Holdings, Inc. (a)	215	83,265
BJ's Restaurants, Inc. (a)	4,303	147,593
Bloomin' Brands, Inc.	3,261	70,927
Bob Evans Farms, Inc.	5,051	218,910
Boyd Gaming Corp. (a)	9,720	116,640
Bravo Brio Restaurant Group, Inc. (a)	3,331	56,627
Buffalo Wild Wings, Inc. (a)	3,228	290,520
Caesars Entertainment Corp. (a)(d)	6,364	101,251
Carrols Restaurant Group, Inc. (a)	3,318	15,761
CEC Entertainment, Inc.	3,248	108,386
Churchill Downs, Inc.	2,287	174,864
Chuys Holdings, Inc.	1,166	38,128
Cracker Barrel Old Country Store, Inc.	3,330	275,524
Del Frisco's Restaurant Group, Inc. (a)	1,022	17,282
Denny's Corp. (a)	16,616	94,213
DineEquity, Inc.	2,641	188,145
Domino's Pizza, Inc.	10,056	555,091
Einstein Noah Restaurant Group, Inc.	1,105	15,923
Fiesta Restaurant Group, Inc. (a)	2,755	75,101
Frisch's Restaurants, Inc.	452	7,377
Ignite Restaurant Group, Inc. (a)	1,265	22,062
International Speedway Corp. Class A	4,772	156,856
Interval Leisure Group, Inc.	6,620	126,177
Isle of Capri Casinos, Inc. (a)	3,732	28,587
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	7,668	$ 274,898
Jamba, Inc. (a)	13,619	36,227
Krispy Kreme Doughnuts, Inc. (a)	10,215	139,537
Life Time Fitness, Inc. (a)	7,465	344,734
Luby's, Inc. (a)	3,349	22,807
Marcus Corp.	3,304	42,423
Marriott Vacations Worldwide Corp. (a)	4,658	211,846
Monarch Casino & Resort, Inc. (a)	1,497	19,266
Morgans Hotel Group Co. (a)	3,687	22,601
MTR Gaming Group, Inc. (a)	3,405	11,747
Multimedia Games Holding Co., Inc. (a)	4,745	117,012
Nathan's Famous, Inc. (a)	468	20,896
Orient Express Hotels Ltd. Class A (a)	17,004	171,740
Papa John's International, Inc. (a)	2,956	186,228
Pinnacle Entertainment, Inc. (a)	10,171	193,859
Premier Exhibitions, Inc. (a)	4,768	13,017
Red Lion Hotels Corp. (a)	2,450	15,999
Red Robin Gourmet Burgers, Inc. (a)	2,573	124,456
Ruby Tuesday, Inc. (a)	11,137	107,361
Ruth's Hospitality Group, Inc.	6,137	60,818
Scientific Games Corp. Class A (a)	9,215	81,829
SHFL Entertainment, Inc. (a)	9,659	152,612
Six Flags Entertainment Corp.	6,369	464,109
Sonic Corp. (a)	9,913	124,210
Speedway Motorsports, Inc.	1,948	35,122
Texas Roadhouse, Inc. Class A	10,893	255,986
The Cheesecake Factory, Inc.	9,383	373,631
Town Sports International Holdings, Inc.	3,895	39,223
Vail Resorts, Inc.	6,274	378,322
WMS Industries, Inc. (a)	9,534	241,973
		7,554,570
Household Durables - 1.2%
American Greetings Corp. Class A	5,405	99,668
Bassett Furniture Industries, Inc.	1,901	26,671
Beazer Homes USA, Inc. (a)(d)	4,188	67,678
Blyth, Inc.	1,905	31,394
Cavco Industries, Inc. (a)	1,247	56,888
CSS Industries, Inc.	1,650	47,289
Ethan Allen Interiors, Inc.	4,215	123,415
Flexsteel Industries, Inc.	734	15,113
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Helen of Troy Ltd. (a)	5,549	$ 193,549
Hooker Furniture Corp.	1,908	32,989
Hovnanian Enterprises, Inc. Class A (a)(d)	18,488	100,760
iRobot Corp. (a)	4,790	139,341
KB Home	14,361	323,697
La-Z-Boy, Inc.	9,072	163,840
Libbey, Inc. (a)	3,585	69,441
Lifetime Brands, Inc.	1,686	22,761
M.D.C. Holdings, Inc.	6,671	250,830
M/I Homes, Inc. (a)	4,235	104,181
Meritage Homes Corp. (a)	5,331	260,099
NACCO Industries, Inc. Class A	944	54,771
Ryland Group, Inc.	7,769	350,071
Skullcandy, Inc. (a)	2,847	14,634
Standard Pacific Corp. (a)	20,268	183,425
TRI Pointe Homes, Inc.	2,646	50,274
Universal Electronics, Inc. (a)	2,733	62,804
Zagg, Inc. (a)	4,250	28,773
		2,874,356
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	4,337	25,718
Blue Nile, Inc. (a)	2,122	69,241
CafePress, Inc. (a)	639	3,687
Geeknet, Inc. (a)	653	8,541
HSN, Inc.	6,256	328,940
Kayak Software Corp.	623	24,808
NutriSystem, Inc.	5,166	41,845
Orbitz Worldwide, Inc. (a)	4,055	24,249
Overstock.com, Inc. (a)(d)	2,042	42,474
PetMed Express, Inc.	3,518	43,975
Shutterfly, Inc. (a)	6,615	294,566
U.S. Auto Parts Network, Inc. (a)	1,460	1,825
Vitacost.com, Inc. (a)	3,866	30,077
		939,946
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a)	2,233	100,463
Black Diamond, Inc. (a)	3,617	35,447
Brunswick Corp.	15,560	492,630
Callaway Golf Co.	11,022	73,847
JAKKS Pacific, Inc.	3,902	42,571
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Johnson Outdoors, Inc. Class A (a)	1,025	$ 24,047
Leapfrog Enterprises, Inc. Class A (a)	8,922	79,763
Marine Products Corp.	1,561	11,286
Smith & Wesson Holding Corp. (a)(d)	11,238	98,670
Steinway Musical Instruments, Inc. (a)	1,272	31,724
Sturm, Ruger & Co., Inc.	3,353	171,908
		1,162,356
Media - 1.4%
Arbitron, Inc.	4,598	214,681
Beasley Broadcast Group, Inc. Class A	509	3,324
Belo Corp. Series A	16,356	175,336
Carmike Cinemas, Inc. (a)	2,975	52,241
Central European Media Enterprises Ltd. Class A (a)	6,460	23,902
Crown Media Holdings, Inc. Class A (a)	5,708	11,701
Cumulus Media, Inc. Class A (a)	10,225	32,618
Daily Journal Corp. (a)	155	16,359
Digital Generation, Inc. (a)(d)	4,649	31,148
E.W. Scripps Co. Class A (a)	5,188	72,061
Entercom Communications Corp. Class A (a)	4,279	33,847
Entravision Communication Corp. Class A	8,306	32,061
Fisher Communications, Inc.	1,559	64,574
Global Sources Ltd. (a)	3,409	23,249
Harte-Hanks, Inc.	7,728	61,283
Journal Communications, Inc. Class A (a)	7,135	48,589
LIN TV Corp. Class A (a)	5,265	64,812
Lions Gate Entertainment Corp. (a)	13,886	344,512
Live Nation Entertainment, Inc. (a)	24,375	307,856
Martha Stewart Living Omnimedia, Inc. Class A (a)	5,479	13,533
MDC Partners, Inc. Class A (sub. vtg.)	4,534	77,486
Meredith Corp.	6,314	245,109
National CineMedia, Inc.	9,821	159,493
Nexstar Broadcasting Group, Inc. Class A	1,974	48,067
Outdoor Channel Holdings, Inc.	2,509	21,954
ReachLocal, Inc. (a)	1,811	30,189
Reading International, Inc. Class A (a)	2,893	16,837
Rentrak Corp. (a)	1,559	35,296
Saga Communications, Inc. Class A	857	39,456
Salem Communications Corp. Class A	1,829	16,790
Scholastic Corp.	4,533	124,431
Shutterstock, Inc.	896	37,363
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	8,790	$ 235,572
The McClatchy Co. Class A (a)(d)	9,748	22,518
The New York Times Co. Class A (a)	23,787	210,753
Valassis Communications, Inc.	6,950	178,129
Value Line, Inc.	112	1,048
World Wrestling Entertainment, Inc. Class A	4,848	44,505
		3,172,683
Multiline Retail - 0.2%
Fred's, Inc. Class A	6,445	91,712
Gordmans Stores, Inc. (a)	1,334	15,048
Saks, Inc. (a)(d)	18,185	210,037
The Bon-Ton Stores, Inc.	2,276	34,914
Tuesday Morning Corp. (a)	7,178	58,214
		409,925
Specialty Retail - 3.5%
Aeropostale, Inc. (a)	14,080	206,413
America's Car Mart, Inc. (a)	1,369	63,344
ANN, Inc. (a)	8,515	251,533
Asbury Automotive Group, Inc. (a)	4,861	194,877
Barnes & Noble, Inc. (a)	4,993	90,523
bebe Stores, Inc.	6,485	36,705
Big 5 Sporting Goods Corp.	2,846	47,813
Body Central Corp. (a)	2,918	29,705
Brown Shoe Co., Inc.	7,366	124,559
Cabela's, Inc. Class A (a)	8,127	521,753
Citi Trends, Inc. (a)	2,573	30,284
Conn's, Inc. (a)	2,939	127,288
Destination Maternity Corp.	2,266	53,818
Destination XL Group, Inc. (a)	6,949	34,606
Express, Inc. (a)	15,584	283,785
Finish Line, Inc. Class A	8,902	172,610
Five Below, Inc.	1,876	67,517
Francescas Holdings Corp. (a)	6,079	173,616
Genesco, Inc. (a)	4,279	263,372
Group 1 Automotive, Inc.	3,999	241,860
Haverty Furniture Companies, Inc.	3,336	79,330
hhgregg, Inc. (a)	2,406	32,505
Hibbett Sports, Inc. (a)	4,607	252,694
Hot Topic, Inc.	7,076	98,710
Jos. A. Bank Clothiers, Inc. (a)	4,867	212,591
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)	2,522	$ 30,415
Lithia Motors, Inc. Class A (sub. vtg.)	3,783	187,334
Lumber Liquidators Holdings, Inc. (a)	4,800	393,408
MarineMax, Inc. (a)	3,503	40,600
Mattress Firm Holding Corp. (a)	1,910	73,191
Monro Muffler Brake, Inc.	5,405	223,551
New York & Co., Inc. (a)	4,846	21,613
Office Depot, Inc. (a)	49,590	191,417
OfficeMax, Inc.	15,133	174,181
Orchard Supply Hardware Stores Corp. Class A (a)	77	152
Penske Automotive Group, Inc.	7,405	228,963
Perfumania Holdings, Inc. (a)	627	3,906
Pier 1 Imports, Inc.	16,923	392,783
RadioShack Corp.	16,917	53,627
Rent-A-Center, Inc.	10,327	360,722
Restoration Hardware Holdings, Inc.	928	36,146
rue21, Inc. (a)	2,638	84,152
Select Comfort Corp. (a)	9,798	207,914
Shoe Carnival, Inc.	2,480	51,658
Sonic Automotive, Inc. Class A (sub. vtg.)	7,234	159,076
Stage Stores, Inc.	5,691	157,584
Stein Mart, Inc.	4,623	36,568
Systemax, Inc.	1,884	17,257
The Buckle, Inc.	4,834	234,691
The Cato Corp. Class A (sub. vtg.)	4,838	116,160
The Children's Place Retail Stores, Inc. (a)	4,251	207,959
The Men's Wearhouse, Inc.	8,877	297,380
The Pep Boys - Manny, Moe & Jack (a)	9,299	107,868
Tilly's, Inc. (a)	1,668	24,086
Vitamin Shoppe, Inc. (a)	5,138	252,533
West Marine, Inc. (a)	2,689	31,811
Wet Seal, Inc. Class A (a)	15,548	50,686
Winmark Corp.	408	25,243
Zumiez, Inc. (a)	3,854	111,650
		8,278,096
Textiles, Apparel & Luxury Goods - 1.4%
Cherokee, Inc.	1,409	18,359
Columbia Sportswear Co. (d)	2,128	124,701
Crocs, Inc. (a)	15,681	251,210
Culp, Inc.	1,605	26,065
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Delta Apparel, Inc. (a)	1,225	$ 16,391
Fifth & Pacific Companies, Inc. (a)	20,882	430,587
G-III Apparel Group Ltd. (a)	2,910	118,321
Iconix Brand Group, Inc. (a)(d)	11,330	324,605
K-Swiss, Inc. Class A (a)	4,871	23,089
Maidenform Brands, Inc. (a)	4,014	72,252
Movado Group, Inc.	3,091	93,472
Oxford Industries, Inc.	2,461	145,519
Perry Ellis International, Inc.	1,952	34,297
Quiksilver, Inc. (a)	22,500	151,425
R.G. Barry Corp.	1,575	21,719
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,524	135,569
Steven Madden Ltd. (a)	6,844	332,824
The Jones Group, Inc.	14,369	201,166
True Religion Apparel, Inc.	4,527	122,501
Tumi Holdings, Inc.	3,751	86,386
Unifi, Inc. (a)	2,438	47,541
Vera Bradley, Inc. (a)(d)	3,414	77,907
Wolverine World Wide, Inc.	8,488	405,472
		3,261,378
TOTAL CONSUMER DISCRETIONARY		33,004,875
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	1,356	229,598
Coca-Cola Bottling Co. CONSOLIDATED	803	49,385
Craft Brew Alliance, Inc. (a)	1,860	13,987
National Beverage Corp.	1,969	29,003
		321,973
Food & Staples Retailing - 1.1%
Andersons, Inc.	3,265	178,008
Arden Group, Inc. Class A	190	18,791
Casey's General Stores, Inc.	6,642	384,638
Chefs' Warehouse Holdings (a)	1,829	33,635
Harris Teeter Supermarkets, Inc.	7,657	319,986
Ingles Markets, Inc. Class A	2,142	45,667
Nash-Finch Co.	2,254	46,320
Natural Grocers by Vitamin Cottage, Inc.	1,232	30,899
PriceSmart, Inc.	3,169	282,770
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	115,104	$ 305,026
Roundy's, Inc.	3,328	23,828
Spartan Stores, Inc.	3,733	62,640
SUPERVALU, Inc. (d)	36,751	214,626
Susser Holdings Corp. (a)	1,934	102,831
The Pantry, Inc. (a)	3,992	58,323
United Natural Foods, Inc. (a)	8,523	425,639
Village Super Market, Inc. Class A	1,515	53,328
Weis Markets, Inc.	2,044	85,501
		2,672,456
Food Products - 1.6%
Alico, Inc.	635	26,549
Annie's, Inc. (a)	874	33,028
B&G Foods, Inc. Class A	9,162	282,739
Boulder Brands, Inc. (a)	10,477	94,398
Cal-Maine Foods, Inc.	2,548	108,749
Calavo Growers, Inc.	2,120	60,123
Chiquita Brands International, Inc. (a)	7,925	68,393
Darling International, Inc. (a)	20,532	380,047
Diamond Foods, Inc. (a)	3,932	59,295
Dole Food Co., Inc. (a)	6,236	67,099
Farmer Brothers Co. (a)	1,153	17,468
Fresh Del Monte Produce, Inc.	6,623	168,290
Griffin Land & Nurseries, Inc.	508	15,164
Hain Celestial Group, Inc. (a)	6,424	419,166
Inventure Foods, Inc. (a)	2,126	16,285
J&J Snack Foods Corp.	2,565	192,426
John B. Sanfilippo & Son, Inc.	1,335	28,008
Lancaster Colony Corp.	3,228	254,786
Lifeway Foods, Inc.	698	8,851
Limoneira Co.	1,590	29,622
Omega Protein Corp. (a)	3,315	30,863
Pilgrims Pride Corp. (a)	10,375	101,571
Post Holdings, Inc. (a)	4,527	198,237
Sanderson Farms, Inc.	4,011	245,714
Seaboard Corp.	54	148,283
Seneca Foods Corp. Class A (a)	1,458	47,516
Snyders-Lance, Inc.	7,800	196,404
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc.	4,201	$ 131,197
TreeHouse Foods, Inc. (a)	6,269	399,398
		3,829,669
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,668	58,678
Harbinger Group, Inc. (a)	7,077	63,976
Oil-Dri Corp. of America	962	26,465
Orchids Paper Products Co.	1,028	23,644
Spectrum Brands Holdings, Inc.	3,992	223,552
WD-40 Co.	2,750	148,308
		544,623
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	4,403	180,303
Inter Parfums, Inc.	2,822	81,753
MediFast, Inc. (a)	2,120	55,544
Nature's Sunshine Products, Inc.	1,942	28,411
Nutraceutical International Corp.	1,646	30,402
Prestige Brands Holdings, Inc. (a)	8,769	236,325
Revlon, Inc. (a)	2,080	40,248
Star Scientific, Inc. (a)(d)	25,420	31,521
Synutra International, Inc. (a)	2,848	13,756
The Female Health Co.	3,392	26,017
USANA Health Sciences, Inc. (a)	951	53,655
		777,935
Tobacco - 0.2%
Alliance One International, Inc. (a)	15,247	57,176
Universal Corp.	4,046	232,847
Vector Group Ltd.	9,676	157,816
		447,839
TOTAL CONSUMER STAPLES		8,594,495
ENERGY - 5.8%
Energy Equipment & Services - 2.1%
Basic Energy Services, Inc. (a)	5,495	75,446
Bolt Technology Corp.	1,659	26,544
Bristow Group, Inc.	6,221	393,167
C&J Energy Services, Inc. (a)	7,676	151,908
Cal Dive International, Inc. (a)(d)	15,571	26,004
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	1,389	$ 42,698
Dril-Quip, Inc. (a)	6,959	582,538
Exterran Holdings, Inc. (a)	11,251	297,251
Forbes Energy Services Ltd. (a)	2,096	7,902
Forum Energy Technologies, Inc.	4,156	115,578
Geospace Technologies Corp. (a)	2,207	186,205
Global Geophysical Services, Inc. (a)	2,968	10,804
Gulf Island Fabrication, Inc.	2,491	51,215
Gulfmark Offshore, Inc. Class A	4,698	195,531
Heckmann Corp. (a)(d)	24,864	91,748
Helix Energy Solutions Group, Inc. (a)	18,455	425,203
Hercules Offshore, Inc. (a)	27,585	203,301
Hornbeck Offshore Services, Inc. (a)	6,163	276,842
ION Geophysical Corp. (a)	23,176	144,618
Key Energy Services, Inc. (a)	26,510	157,469
Lufkin Industries, Inc.	5,848	516,320
Matrix Service Co. (a)	4,403	66,177
Mitcham Industries, Inc. (a)	2,227	33,071
Natural Gas Services Group, Inc. (a)	2,211	44,640
Newpark Resources, Inc. (a)	15,708	164,934
Parker Drilling Co. (a)	21,175	87,241
PHI, Inc. (non-vtg.) (a)	2,333	64,787
Pioneer Energy Services Corp. (a)	10,904	76,873
RigNet, Inc. (a)	2,134	51,643
Tesco Corp. (a)	5,244	63,977
TETRA Technologies, Inc. (a)	13,381	122,169
TGC Industries, Inc.	2,712	24,055
Vantage Drilling Co. (a)	34,662	58,579
Willbros Group, Inc. (a)	6,576	62,472
		4,898,910
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	14,862	33,291
Adams Resources & Energy, Inc.	375	18,634
Alon USA Energy, Inc.	1,880	31,208
Amyris, Inc. (a)	5,290	14,389
APCO Oil and Gas International, Inc.	1,492	15,084
Approach Resources, Inc. (a)	5,849	138,738
Arch Coal, Inc.	36,796	178,461
Berry Petroleum Co. Class A	9,124	437,131
Bill Barrett Corp. (a)(d)	8,441	167,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bonanza Creek Energy, Inc. (a)	1,657	$ 56,918
BPZ Energy, Inc. (a)(d)	19,064	40,797
Callon Petroleum Co. (a)	6,757	24,190
Carrizo Oil & Gas, Inc. (a)	6,955	168,450
Ceres, Inc. (a)	921	2,164
Clayton Williams Energy, Inc. (a)	1,049	40,491
Clean Energy Fuels Corp. (a)(d)	11,478	151,395
Cloud Peak Energy, Inc. (a)	10,531	205,776
Comstock Resources, Inc. (a)	8,255	129,273
Contango Oil & Gas Co.	2,215	83,328
Crimson Exploration, Inc. (a)	4,007	12,301
Crosstex Energy, Inc.	7,164	131,889
CVR Energy, Inc.	2,877	141,750
Delek US Holdings, Inc.	2,988	107,837
Diamondback Energy, Inc.	2,467	64,783
Emerald Oil, Inc. (a)	2,603	16,737
Endeavour International Corp. (a)(d)	8,675	23,770
Energy XXI (Bermuda) Ltd.	13,772	313,175
EPL Oil & Gas, Inc. (a)	4,885	159,593
Evolution Petroleum Corp. (a)	2,998	29,800
Forest Oil Corp. (a)	20,862	87,412
Frontline Ltd. (NY Shares) (a)	8,489	15,450
FX Energy, Inc. (a)	9,493	36,453
GasLog Ltd.	3,971	50,829
Gastar Exploration Ltd. (a)	10,425	29,190
Gevo, Inc. (a)(d)	4,721	8,710
Goodrich Petroleum Corp. (a)	4,412	57,532
Green Plains Renewable Energy, Inc. (a)	4,276	53,493
Gulfport Energy Corp. (a)	13,280	693,083
Halcon Resources Corp. (a)(d)	19,420	127,007
Hallador Energy Co.	940	6,730
Harvest Natural Resources, Inc. (a)	7,081	23,226
Isramco, Inc. (a)	162	14,799
KiOR, Inc. Class A (a)(d)	4,654	22,665
Knightsbridge Tankers Ltd. (d)	4,404	30,167
Kodiak Oil & Gas Corp. (a)	45,942	359,726
Magnum Hunter Resources Corp. (a)(d)	25,062	68,169
Matador Resources Co. (a)	2,299	22,691
McMoRan Exploration Co. (a)	17,759	293,911
Midstates Petroleum Co., Inc.	4,222	24,361
Miller Energy Resources, Inc. (a)	5,142	19,540
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nordic American Tanker Shipping Ltd. (d)	10,968	$ 97,725
Northern Oil & Gas, Inc. (a)	11,217	144,587
Oasis Petroleum, Inc. (a)	13,933	476,927
Panhandle Royalty Co. Class A	1,168	33,265
PDC Energy, Inc. (a)	5,230	226,459
Penn Virginia Corp.	9,104	36,689
Petroquest Energy, Inc. (a)	10,463	44,782
Quicksilver Resources, Inc. (a)	20,040	50,501
Renewable Energy Group, Inc. (a)	1,181	11,609
Resolute Energy Corp. (a)	8,557	78,896
Rex American Resources Corp. (a)	915	17,101
Rex Energy Corp. (a)	7,567	121,602
Rosetta Resources, Inc. (a)	10,453	448,538
Sanchez Energy Corp. (a)	1,913	34,644
Saratoga Resources, Inc. (a)	2,817	6,366
Scorpio Tankers, Inc. (a)	18,755	162,231
SemGroup Corp. Class A (a)	7,285	377,727
Ship Finance International Ltd. (NY Shares)	8,496	140,014
Solazyme, Inc. (a)(d)	5,618	51,124
Stone Energy Corp. (a)	8,501	167,725
Swift Energy Co. (a)	7,655	99,056
Synergy Resources Corp. (a)	6,636	44,793
Targa Resources Corp.	5,069	333,337
Teekay Tankers Ltd. (d)	11,067	28,000
Triangle Petroleum Corp. (a)	7,775	42,685
Uranerz Energy Corp. (a)(d)	11,660	11,893
Uranium Energy Corp. (a)	15,064	23,349
VAALCO Energy, Inc. (a)	9,768	65,641
W&T Offshore, Inc.	5,861	68,456
Warren Resources, Inc. (a)	12,458	32,765
Western Refining, Inc.	9,773	302,083
Westmoreland Coal Co. (a)	1,715	20,700
ZaZa Energy Corp. (a)	4,885	6,204
		8,791,609
TOTAL ENERGY		13,690,519
FINANCIALS - 23.7%
Capital Markets - 2.5%
Apollo Investment Corp.	35,321	311,178
Arlington Asset Investment Corp.	2,568	69,567
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Artio Global Investors, Inc. Class A	4,880	$ 13,371
BGC Partners, Inc. Class A	17,433	99,717
BlackRock Kelso Capital Corp.	12,819	127,549
Calamos Asset Management, Inc. Class A	3,499	39,714
Capital Southwest Corp.	517	60,846
CIFI Corp. (a)	988	7,736
Cohen & Steers, Inc.	3,236	127,854
Cowen Group, Inc. Class A (a)	16,641	42,601
Diamond Hill Investment Group, Inc.	471	35,553
Evercore Partners, Inc. Class A	4,989	188,335
FBR & Co. (a)	1,721	35,848
Fidus Investment Corp.	2,515	47,282
Fifth Street Finance Corp.	20,559	226,971
Financial Engines, Inc.	8,487	308,672
Firsthand Technology Value Fund, Inc. (a)	1,543	28,700
FXCM, Inc. Class A	4,086	55,365
GAMCO Investors, Inc. Class A	1,155	60,638
GFI Group, Inc.	12,407	49,752
Gladstone Capital Corp.	3,472	32,185
Gladstone Investment Corp.	4,444	33,063
Golub Capital BDC, Inc. (d)	3,095	54,565
Greenhill & Co., Inc.	5,064	233,906
GSV Capital Corp. (a)	3,135	24,108
Harris & Harris Group, Inc. (a)	5,328	17,582
Hercules Technology Growth Capital, Inc.	10,717	142,536
HFF, Inc.	5,637	118,095
Horizon Technology Finance Corp.	1,235	18,142
ICG Group, Inc. (a)	6,628	78,674
INTL FCStone, Inc. (a)	2,341	40,078
Investment Technology Group, Inc. (a)	6,950	75,686
JMP Group, Inc.	2,565	16,570
KCAP Financial, Inc.	4,551	49,242
Knight Capital Group, Inc. Class A (a)	31,784	112,515
Ladenburg Thalmann Financial Services, Inc. (a)	18,566	27,292
Main Street Capital Corp.	5,365	161,272
Manning & Napier, Inc. Class A	2,259	39,555
MCG Capital Corp.	12,475	64,122
Medallion Financial Corp.	3,210	47,957
Medley Capital Corp.	5,737	89,382
MVC Capital, Inc.	4,088	53,103
New Mountain Finance Corp.	4,364	66,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	3,935	$ 26,207
OFS Capital Corp.	1,122	15,652
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,705	31,543
PennantPark Investment Corp.	11,431	133,743
Piper Jaffray Companies (a)	2,628	88,721
Prospect Capital Corp.	34,637	382,046
Pzena Investment Management, Inc.	1,885	11,951
Safeguard Scientifics, Inc. (a)	3,695	59,637
Solar Capital Ltd.	7,695	184,141
Solar Senior Capital Ltd.	1,907	36,557
Stellus Capital Investment Corp.	1,438	22,001
Stifel Financial Corp. (a)	10,667	343,691
SWS Group, Inc. (a)	4,975	28,308
TCP Capital Corp.	972	15,231
THL Credit, Inc.	2,663	40,957
TICC Capital Corp.	8,949	91,011
Triangle Capital Corp.	4,688	131,123
Virtus Investment Partners, Inc. (a)	1,061	202,651
Walter Investment Management Corp. (a)	6,242	209,482
Westwood Holdings Group, Inc.	1,157	50,561
WhiteHorse Finance, Inc.	1,201	19,036
WisdomTree Investments, Inc. (a)	10,285	119,306
		5,776,942
Commercial Banks - 6.2%
1st Source Corp.	2,488	58,543
1st United Bancorp, Inc.	4,982	33,031
Access National Corp.	1,217	15,298
American National Bankshares, Inc.	1,393	30,270
Ameris Bancorp (a)	4,146	57,505
Ames National Corp.	1,384	27,196
Arrow Financial Corp.	1,811	43,808
BancFirst Corp.	1,109	46,401
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	4,862	110,319
Bancorp, Inc., Delaware (a)	5,521	71,773
BancorpSouth, Inc.	16,441	263,056
Bank of Kentucky Financial Corp.	1,015	26,613
Bank of Marin Bancorp	922	36,511
Bank of the Ozarks, Inc.	5,110	209,152
Banner Bank	3,394	110,882
Bar Harbor Bankshares	657	23,652
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BBCN Bancorp, Inc.	13,673	$ 176,108
Berkshire Bancorp, Inc.	598	5,161
Boston Private Financial Holdings, Inc.	13,431	129,475
Bridge Bancorp, Inc.	1,392	28,104
Bridge Capital Holdings (a)	1,485	21,651
Bryn Mawr Bank Corp.	1,981	46,019
BSB Bancorp, Inc. (a)	1,417	19,484
C & F Financial Corp.	540	21,708
Camden National Corp.	1,425	47,581
Capital Bank Financial Corp. Series A	1,642	29,343
Capital City Bank Group, Inc. (a)	2,123	26,538
Cardinal Financial Corp.	4,946	75,427
Cascade Bancorp (a)	751	4,483
Cathay General Bancorp	13,608	268,214
Center Bancorp, Inc.	2,034	23,696
Centerstate Banks of Florida, Inc.	5,610	46,675
Central Pacific Financial Corp. (a)	3,914	65,912
Century Bancorp, Inc. Class A (non-vtg.)	678	23,038
Chemical Financial Corp.	4,854	120,379
Citizens & Northern Corp.	2,138	41,392
City Holding Co.	2,687	102,590
CNB Financial Corp., Pennsylvania	2,048	33,157
CoBiz, Inc.	6,371	54,536
Columbia Banking Systems, Inc.	8,879	190,632
Community Bank System, Inc.	6,879	197,015
Community Trust Bancorp, Inc.	2,505	86,723
ConnectOne Bancorp, Inc.	300	8,700
Crescent Financial Bancshares, Inc. (a)	208	859
CVB Financial Corp.	15,139	164,561
Eagle Bancorp, Inc., Maryland (a)	3,421	79,128
Enterprise Bancorp, Inc.	1,287	20,746
Enterprise Financial Services Corp.	2,984	42,910
Farmers National Banc Corp.	3,349	22,103
Fidelity Southern Corp.	1,565	18,608
Financial Institutions, Inc.	2,482	47,481
First Bancorp, North Carolina	3,182	41,398
First Bancorp, Puerto Rico (a)	12,122	71,641
First Busey Corp.	13,531	58,183
First California Financial Group, Inc. (a)	4,257	34,354
First Commonwealth Financial Corp.	17,141	122,558
First Community Bancshares, Inc.	3,334	51,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Connecticut Bancorp, Inc.	3,124	$ 46,360
First Financial Bancorp, Ohio	10,048	154,438
First Financial Bankshares, Inc.	5,495	271,508
First Financial Corp., Indiana	1,919	59,278
First Interstate Bancsystem, Inc.	2,908	59,091
First Merchants Corp.	5,080	82,448
First Midwest Bancorp, Inc., Delaware	13,165	165,221
First of Long Island Corp.	1,448	43,744
FirstMerit Corp.	28,553	489,113
FNB Corp., Pennsylvania	24,304	276,823
FNB United Corp. (a)	1,657	12,428
German American Bancorp, Inc.	2,301	49,057
Glacier Bancorp, Inc.	12,487	230,385
Great Southern Bancorp, Inc.	1,697	44,750
Guaranty Bancorp	12,869	27,282
Hancock Holding Co.	13,304	362,800
Hanmi Financial Corp. (a)	5,579	86,084
Heartland Financial USA, Inc.	2,460	62,509
Heritage Commerce Corp. (a)	3,240	21,287
Heritage Financial Corp., Washington	2,544	35,489
Heritage Oaks Bancorp (a)	3,118	17,211
Home Bancshares, Inc.	3,798	150,857
HomeTrust Bancshares, Inc.	3,694	58,919
Horizon Bancorp Industries	1,113	21,481
Hudson Valley Holding Corp.	2,613	40,188
IBERIABANK Corp.	5,145	234,715
Independent Bank Corp., Massachusetts	3,947	122,515
International Bancshares Corp.	9,399	182,341
Investors Bancorp, Inc.	7,658	151,628
Lakeland Bancorp, Inc.	5,349	51,136
Lakeland Financial Corp.	2,903	77,800
MainSource Financial Group, Inc.	3,495	44,282
MB Financial, Inc.	9,494	235,071
Mercantile Bank Corp.	1,480	24,731
Merchants Bancshares, Inc.	916	27,791
Metro Bancorp, Inc. (a)	2,433	43,186
Metrocorp Bancshares, Inc. (a)	3,022	30,371
Middleburg Financial Corp.	862	15,594
Midsouth Bancorp, Inc.	1,491	23,424
MidWestOne Financial Group, Inc.	1,283	30,664
National Bank Holdings Corp.	1,162	20,986
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Bankshares, Inc.	1,291	$ 42,280
National Penn Bancshares, Inc.	21,548	210,955
NBT Bancorp, Inc.	7,663	155,176
Northrim Bancorp, Inc.	1,094	23,827
OFG Bancorp	8,002	128,592
Old National Bancorp, Indiana	17,606	214,441
OmniAmerican Bancorp, Inc. (a)	1,935	48,182
Pacific Continental Corp.	3,179	35,541
Pacific Mercantile Bancorp (a)	1,721	10,326
PacWest Bancorp	5,243	145,388
Park National Corp.	1,944	132,931
Park Sterling Corp. (a)	8,255	47,301
Peapack-Gladstone Financial Corp.	1,437	20,951
Penns Woods Bancorp, Inc.	674	27,580
Peoples Bancorp, Inc.	1,758	35,828
Pinnacle Financial Partners, Inc. (a)	6,045	146,712
Preferred Bank, Los Angeles (a)	1,961	32,357
PrivateBancorp, Inc.	11,239	215,564
Prosperity Bancshares, Inc.	8,212	377,259
Renasant Corp.	4,318	98,537
Republic Bancorp, Inc., Kentucky Class A	1,820	40,404
S&T Bancorp, Inc.	5,128	96,765
S.Y. Bancorp, Inc.	2,132	48,951
Sandy Spring Bancorp, Inc.	4,362	89,334
SCBT Financial Corp.	2,875	137,339
Seacoast Banking Corp., Florida (a)	13,653	29,217
Sierra Bancorp	2,007	25,930
Simmons First National Corp. Class A	2,882	70,667
Southside Bancshares, Inc.	3,116	66,620
Southwest Bancorp, Inc., Oklahoma (a)	3,361	44,432
State Bank Financial Corp.	5,517	81,155
StellarOne Corp.	3,884	58,221
Sterling Bancorp, New York	5,282	59,581
Sterling Financial Corp.	4,637	101,087
Suffolk Bancorp (a)	1,604	25,087
Sun Bancorp, Inc., New Jersey (a)	7,443	23,966
Susquehanna Bancshares, Inc.	32,517	379,473
Taylor Capital Group, Inc. (a)	2,823	41,357
Texas Capital Bancshares, Inc. (a)	6,934	288,870
The First Bancorp, Inc.	1,864	31,856
Tompkins Financial Corp.	2,008	83,934
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TowneBank	4,816	$ 68,917
Trico Bancshares	2,848	49,755
Trustmark Corp.	11,698	287,186
UMB Financial Corp.	5,621	282,961
Umpqua Holdings Corp.	19,436	233,232
Union/First Market Bankshares Corp.	3,449	65,221
United Bankshares, Inc., West Virginia	8,726	220,855
United Community Banks, Inc., Georgia (a)	7,511	82,245
Univest Corp. of Pennsylvania	2,879	50,469
Virginia Commerce Bancorp, Inc. (a)	4,813	64,687
Washington Banking Co., Oak Harbor	2,696	37,205
Washington Trust Bancorp, Inc.	2,464	65,912
Webster Financial Corp.	12,548	293,247
WesBanco, Inc.	4,555	114,012
West Bancorp., Inc.	2,575	27,759
Westamerica Bancorp.	4,848	210,355
Western Alliance Bancorp. (a)	12,695	186,743
Wilshire Bancorp, Inc. (a)	11,220	71,696
Wintrust Financial Corp.	6,283	225,308
		14,630,716
Consumer Finance - 0.8%
Asset Acceptance Capital Corp. (a)	2,806	18,155
Asta Funding, Inc.	1,698	15,944
Cash America International, Inc.	5,126	223,647
Credit Acceptance Corp. (a)	1,285	128,924
DFC Global Corp. (a)	7,765	104,828
Encore Capital Group, Inc. (a)	3,609	102,820
EZCORP, Inc. (non-vtg.) Class A (a)	8,228	139,053
First Cash Financial Services, Inc. (a)	4,967	255,651
First Marblehead Corp. (a)	9,861	12,129
Green Dot Corp. Class A (a)	4,179	65,652
Nelnet, Inc. Class A	4,177	142,018
Netspend Holdings, Inc. (a)	5,040	80,438
Nicholas Financial, Inc.	1,811	26,477
Portfolio Recovery Associates, Inc. (a)	2,976	365,304
Regional Management Corp. (a)	774	16,780
World Acceptance Corp. (a)	1,682	149,463
		1,847,283
Diversified Financial Services - 0.3%
California First National Bancorp	293	4,665
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Gain Capital Holdings, Inc.	2,573	$ 12,685
MarketAxess Holdings, Inc.	6,361	269,198
Marlin Business Services Corp.	1,499	36,321
MicroFinancial, Inc.	1,693	13,696
NewStar Financial, Inc. (a)	4,436	53,010
PHH Corp. (a)	9,915	209,008
PICO Holdings, Inc. (a)	3,937	85,433
Resource America, Inc. Class A	2,086	19,233
		703,249
Insurance - 2.5%
Alterra Capital Holdings Ltd.	14,901	485,028
American Equity Investment Life Holding Co.	11,058	168,524
American Safety Insurance Group Ltd. (a)	1,501	36,144
Amerisafe, Inc.	3,136	102,422
Amtrust Financial Services, Inc.	4,725	149,594
Argo Group International Holdings, Ltd.	4,506	186,774
Baldwin & Lyons, Inc. Class B	1,711	41,577
Citizens, Inc. Class A (a)	7,068	46,225
CNO Financial Group, Inc.	35,071	397,004
Crawford & Co. Class B	4,444	33,730
Donegal Group, Inc. Class A	1,391	20,364
Eastern Insurance Holdings, Inc.	1,130	21,052
eHealth, Inc. (a)	3,575	74,861
EMC Insurance Group	795	22,443
Employers Holdings, Inc.	5,438	123,171
Enstar Group Ltd. (a)	1,473	187,204
FBL Financial Group, Inc. Class A	1,706	67,063
First American Financial Corp.	18,461	494,201
Fortegra Financial Corp. (a)	967	7,784
Global Indemnity PLC (a)	1,716	38,250
Greenlight Capital Re, Ltd. (a)	4,943	121,647
Hallmark Financial Services, Inc. (a)	2,649	23,973
Health Insurance Innovations	722	10,830
Hilltop Holdings, Inc. (a)	7,049	94,386
Homeowners Choice, Inc.	1,418	37,634
Horace Mann Educators Corp.	6,950	156,723
Independence Holding Co.	1,474	15,477
Infinity Property & Casualty Corp.	2,072	117,565
Investors Title Co.	199	13,801
Kansas City Life Insurance Co.	698	25,198
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Maiden Holdings Ltd.	8,829	$ 91,204
Meadowbrook Insurance Group, Inc.	8,632	67,157
Montpelier Re Holdings Ltd.	8,236	212,159
National Financial Partners Corp. (a)	6,957	176,290
National Interstate Corp.	1,067	30,996
National Western Life Insurance Co. Class A	384	70,126
Navigators Group, Inc. (a)	1,709	98,917
OneBeacon Insurance Group Ltd.	3,887	52,824
Phoenix Companies, Inc. (a)	1,021	29,721
Platinum Underwriters Holdings Ltd.	5,706	323,816
Primerica, Inc.	7,708	261,764
RLI Corp.	3,675	264,049
Safety Insurance Group, Inc.	2,200	109,274
Selective Insurance Group, Inc.	9,603	224,998
State Auto Financial Corp.	2,663	46,283
Stewart Information Services Corp.	3,540	95,828
Symetra Financial Corp.	13,594	185,286
Tower Group International Ltd.	6,767	128,032
United Fire Group, Inc.	3,562	99,594
Universal Insurance Holdings, Inc.	3,429	20,505
		5,909,472
Real Estate Investment Trusts - 9.4%
Acadia Realty Trust (SBI)	9,256	264,259
AG Mortgage Investment Trust, Inc.	4,613	119,338
Agree Realty Corp.	2,260	67,958
Alexanders, Inc.	365	112,416
American Assets Trust, Inc.	5,776	194,998
American Capital Mortgage Investment Corp.	10,234	271,815
AmREIT, Inc. Class B	689	13,098
Anworth Mortgage Asset Corp.	25,307	159,687
Apollo Commercial Real Estate Finance, Inc.	5,494	97,464
Apollo Residential Mortgage, Inc.	5,428	120,827
Ares Commercial Real Estate Corp.	1,239	20,852
Armour Residential REIT, Inc.	65,114	422,590
Ashford Hospitality Trust, Inc.	9,388	120,917
Associated Estates Realty Corp.	8,504	151,966
Campus Crest Communities, Inc.	11,324	154,686
CapLease, Inc.	15,496	108,782
Capstead Mortgage Corp.	17,193	228,323
Cedar Shopping Centers, Inc.	10,258	65,754
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chatham Lodging Trust	2,971	$ 54,399
Chesapeake Lodging Trust	8,550	202,293
Colonial Properties Trust (SBI)	15,325	355,693
Colony Financial, Inc.	11,247	250,808
Coresite Realty Corp.	3,592	129,959
Cousins Properties, Inc.	18,098	197,630
Crexus Investment Corp.	11,235	146,392
CubeSmart	23,315	409,645
CyrusOne, Inc.	3,242	77,776
Cys Investments, Inc.	30,491	379,003
DCT Industrial Trust, Inc.	47,290	370,281
DiamondRock Hospitality Co.	32,883	328,172
DuPont Fabros Technology, Inc.	10,710	269,249
Dynex Capital, Inc.	9,337	100,373
EastGroup Properties, Inc.	5,187	327,144
Education Realty Trust, Inc.	19,823	217,855
EPR Properties	8,121	459,161
Equity One, Inc.	9,640	245,724
Excel Trust, Inc.	8,336	126,957
FelCor Lodging Trust, Inc. (a)	21,881	130,848
First Industrial Realty Trust, Inc.	18,727	335,962
First Potomac Realty Trust	8,966	143,456
Franklin Street Properties Corp.	12,728	194,357
Getty Realty Corp.	4,554	97,501
Gladstone Commercial Corp.	2,026	38,778
Glimcher Realty Trust	24,316	304,923
Government Properties Income Trust	7,547	196,599
Gramercy Property Trust, Inc. (a)	8,371	39,762
Gyrodyne Co. of America, Inc.	192	14,172
Healthcare Realty Trust, Inc.	15,087	452,912
Hersha Hospitality Trust	30,320	181,314
Highwoods Properties, Inc. (SBI)	13,642	559,731
Hudson Pacific Properties, Inc.	7,516	171,440
Inland Real Estate Corp.	13,199	149,413
Invesco Mortgage Capital, Inc.	23,203	496,544
Investors Real Estate Trust	17,089	166,276
iStar Financial, Inc. (a)(d)	14,748	172,257
JAVELIN Mortgage Investment Corp.	1,205	24,269
Kite Realty Group Trust	13,837	91,324
LaSalle Hotel Properties (SBI)	16,685	432,642
Lexington Corporate Properties Trust	26,584	340,541
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	5,266	$ 244,869
Medical Properties Trust, Inc.	26,038	418,951
Monmouth Real Estate Investment Corp. Class A	7,104	75,587
National Health Investors, Inc.	4,283	283,706
New York Mortgage Trust, Inc. (d)	8,390	59,905
NorthStar Realty Finance Corp.	33,671	335,700
Omega Healthcare Investors, Inc.	19,442	639,059
One Liberty Properties, Inc.	1,982	45,467
Parkway Properties, Inc.	4,687	85,444
Pebblebrook Hotel Trust	10,635	288,847
Pennsylvania Real Estate Investment Trust (SBI)	9,796	203,071
PennyMac Mortgage Investment Trust	10,262	259,116
Potlatch Corp.	7,003	331,592
PS Business Parks, Inc.	3,190	254,562
RAIT Financial Trust	12,265	104,743
Ramco-Gershenson Properties Trust (SBI)	10,400	181,688
Redwood Trust, Inc.	13,669	311,927
Resource Capital Corp.	21,720	143,135
Retail Opportunity Investments Corp.	10,727	158,867
RLJ Lodging Trust	21,364	492,227
Rouse Properties, Inc.	3,864	73,223
Ryman Hospitality Properties, Inc.	5,701	253,466
Sabra Health Care REIT, Inc.	6,458	192,578
Saul Centers, Inc.	1,379	61,779
Select Income (REIT)	2,071	59,086
Silver Bay Realty Trust Corp.	5,789	110,454
Sovran Self Storage, Inc.	5,311	364,335
Spirit Realty Capital, Inc.	5,835	125,628
Stag Industrial, Inc.	6,307	139,006
Starwood Property Trust, Inc.	28,885	794,049
Strategic Hotel & Resorts, Inc. (a)	31,638	255,319
Summit Hotel Properties, Inc.	9,639	96,294
Sun Communities, Inc.	6,260	320,199
Sunstone Hotel Investors, Inc. (a)	28,249	350,570
Terreno Realty Corp.	3,371	63,442
The Geo Group, Inc.	12,358	462,807
Two Harbors Investment Corp.	62,375	747,253
UMH Properties, Inc.	2,408	26,608
Universal Health Realty Income Trust (SBI)	2,101	112,887
Urstadt Biddle Properties, Inc. Class A	4,467	99,480
Washington (REIT) (SBI)	11,592	331,068
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Western Asset Mortgage Capital Corp.	3,260	$ 73,024
Whitestone REIT Class B	2,690	44,385
Winthrop Realty Trust	5,088	64,668
ZAIS Financial Corp.	1,072	22,148
		22,241,484
Real Estate Management & Development - 0.2%
AV Homes, Inc. (a)	1,663	21,469
Consolidated-Tomoka Land Co.	774	28,801
Forestar Group, Inc. (a)	6,077	130,899
Kennedy-Wilson Holdings, Inc.	8,606	143,118
Tejon Ranch Co. (a)	2,257	65,859
Thomas Properties Group, Inc.	5,243	26,687
Zillow, Inc. (a)(d)	677	39,828
		456,661
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	15,271	146,449
Bank Mutual Corp.	7,929	41,072
BankFinancial Corp.	3,723	29,374
Beneficial Mutual Bancorp, Inc. (a)	5,899	50,436
Berkshire Hills Bancorp, Inc.	4,333	112,051
BofI Holding, Inc. (a)	1,897	77,360
Brookline Bancorp, Inc., Delaware	12,102	101,657
Cape Bancorp, Inc.	1,862	16,777
Charter Financial Corp.	1,393	14,167
Clifton Savings Bancorp, Inc.	1,505	18,075
Dime Community Bancshares, Inc.	5,338	76,173
Doral Financial Corp. (a)	21,358	16,087
ESB Financial Corp.	1,620	22,680
ESSA Bancorp, Inc.	1,613	17,372
EverBank Financial Corp.	3,962	63,392
Farmer Mac Class C (non-vtg.)	1,679	53,359
First Defiance Financial Corp.	1,789	40,503
First Federal Bancshares of Arkansas, Inc. (a)	480	4,651
First Financial Holdings, Inc.	2,986	59,839
First Financial Northwest, Inc. (a)	2,670	21,627
First PacTrust Bancorp, Inc.	1,760	19,994
Flushing Financial Corp.	5,257	79,801
Fox Chase Bancorp, Inc.	2,220	37,540
Franklin Financial Corp./VA	2,495	45,359
Heritage Financial Group, Inc.	1,377	20,366
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hingham Institution for Savings	190	$ 12,922
Home Bancorp, Inc. (a)	1,086	19,657
Home Federal Bancorp, Inc.	2,422	29,500
Home Loan Servicing Solutions Ltd.	9,245	209,399
HomeStreet, Inc.	1,463	31,455
Kearny Financial Corp.	2,569	25,305
Meridian Interstate Bancorp, Inc. (a)	1,432	26,191
MGIC Investment Corp. (a)	54,941	296,681
NASB Financial, Inc. (a)	731	16,667
Nationstar Mortgage Holdings, Inc. (a)	3,351	123,216
Northfield Bancorp, Inc.	3,733	43,900
Northwest Bancshares, Inc.	16,964	207,809
OceanFirst Financial Corp.	2,490	35,383
Ocwen Financial Corp. (a)	18,709	684,375
Oritani Financial Corp.	7,966	123,234
Peoples Federal Bancshares, Inc.	1,148	21,422
Provident Financial Holdings, Inc.	1,848	29,938
Provident Financial Services, Inc.	10,316	158,144
Provident New York Bancorp	6,958	62,900
Radian Group, Inc.	30,120	359,934
Rockville Financial, Inc.	5,030	65,390
Roma Financial Corp.	1,381	23,505
SI Financial Group, Inc.	1,815	21,054
Simplicity Bancorp, Inc.	1,444	21,660
Territorial Bancorp, Inc.	1,921	44,913
Tree.com, Inc.	964	19,733
Trustco Bank Corp., New York	16,527	88,585
United Financial Bancorp, Inc.	3,511	51,998
ViewPoint Financial Group	5,751	107,084
Walker & Dunlop, Inc. (a)	1,879	33,465
Waterstone Financial, Inc. (a)	1,278	10,211
Westfield Financial, Inc.	3,675	27,673
WSFS Financial Corp.	1,341	65,629
		4,285,093
TOTAL FINANCIALS		55,850,900
HEALTH CARE - 12.3%
Biotechnology - 4.2%
Achillion Pharmaceuticals, Inc. (a)	12,399	93,488
Acorda Therapeutics, Inc. (a)	7,010	277,386
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Aegerion Pharmaceuticals, Inc. (a)	4,920	$ 206,837
Affymax, Inc. (a)(d)	5,916	5,325
Agenus, Inc. (a)	4,254	20,674
Alkermes PLC (a)	21,356	653,707
Alnylam Pharmaceuticals, Inc. (a)	9,662	231,405
AMAG Pharmaceuticals, Inc. (a)	3,777	83,283
Amicus Therapeutics, Inc. (a)	5,231	17,001
Anacor Pharmaceuticals, Inc. (a)	2,886	19,336
Arena Pharmaceuticals, Inc. (a)(d)	37,887	312,189
ArQule, Inc. (a)	10,413	30,718
Array Biopharma, Inc. (a)	20,367	121,184
Astex Pharmaceuticals, Inc. (a)	16,360	112,557
AVEO Pharmaceuticals, Inc. (a)	7,839	40,057
BioCryst Pharmaceuticals, Inc. (a)(d)	9,550	19,196
Biospecifics Technologies Corp. (a)	780	12,379
BioTime, Inc. (a)	5,830	21,105
Celldex Therapeutics, Inc. (a)	14,102	184,031
Cepheid, Inc. (a)	11,464	437,122
ChemoCentryx, Inc. (a)	1,226	15,239
Clovis Oncology, Inc. (a)	2,422	90,631
Codexis, Inc. (a)	4,440	9,946
Coronado Biosciences, Inc. (a)(d)	3,595	40,444
Cubist Pharmaceuticals, Inc. (a)	11,075	508,564
Curis, Inc. (a)	13,784	51,690
Cytori Therapeutics, Inc. (a)	10,854	30,500
Dendreon Corp. (a)(d)	26,474	124,693
Discovery Laboratories, Inc. (a)	7,466	12,618
Durata Therapeutics, Inc.	2,299	16,737
Dyax Corp. (a)	17,077	46,962
Dynavax Technologies Corp. (a)	31,865	74,883
Emergent BioSolutions, Inc. (a)	4,517	69,291
Enzon Pharmaceuticals, Inc.	6,660	21,978
Exact Sciences Corp. (a)	11,271	105,271
Exelixis, Inc. (a)(d)	32,273	167,497
Genomic Health, Inc. (a)	2,795	84,856
Geron Corp. (a)	23,334	27,301
GTx, Inc. (a)	4,343	20,065
Halozyme Therapeutics, Inc. (a)	15,362	92,786
Hyperion Therapeutics, Inc.	676	14,500
Idenix Pharmaceuticals, Inc. (a)(d)	15,665	57,961
ImmunoCellular Therapeutics Ltd. (a)	8,271	20,843
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)	14,583	$ 233,620
Immunomedics, Inc. (a)	11,894	30,449
Infinity Pharmaceuticals, Inc. (a)	5,203	224,197
Intercept Pharmaceuticals, Inc.	790	26,900
InterMune, Inc. (a)	13,986	130,489
Ironwood Pharmaceuticals, Inc. Class A (a)	13,158	200,133
Isis Pharmaceuticals, Inc. (a)(d)	17,470	391,153
KaloBios Pharmaceuticals, Inc.	1,400	8,400
Keryx Biopharmaceuticals, Inc. (a)	14,161	115,412
KYTHERA Biopharmaceuticals, Inc.	867	21,242
Lexicon Pharmaceuticals, Inc. (a)	37,904	75,050
Ligand Pharmaceuticals, Inc. Class B (a)	2,976	81,304
LipoScience, Inc.	1,133	9,789
MannKind Corp. (a)(d)	23,785	93,951
Maxygen, Inc.	4,688	11,251
Merrimack Pharmaceuticals, Inc. (a)	2,624	12,910
Momenta Pharmaceuticals, Inc. (a)	8,032	98,954
Neurocrine Biosciences, Inc. (a)	11,398	131,533
NewLink Genetics Corp. (a)	2,881	40,161
Novavax, Inc. (a)	21,956	51,597
NPS Pharmaceuticals, Inc. (a)	14,963	200,953
OncoGenex Pharmaceuticals, Inc. (a)	2,521	25,538
Oncothyreon, Inc. (a)	9,885	24,811
Opko Health, Inc. (a)(d)	18,777	125,055
Orexigen Therapeutics, Inc. (a)	14,050	85,424
Osiris Therapeutics, Inc. (a)	2,914	32,695
PDL BioPharma, Inc. (d)	24,546	189,986
Pharmacyclics, Inc. (a)	9,994	814,479
Progenics Pharmaceuticals, Inc. (a)	8,062	37,085
Raptor Pharmaceutical Corp. (a)	8,885	61,307
Regulus Therapeutics, Inc.	2,135	14,988
Repligen Corp. (a)	5,270	47,219
Rigel Pharmaceuticals, Inc. (a)	14,742	70,614
Sangamo Biosciences, Inc. (a)(d)	9,356	95,244
Seattle Genetics, Inc. (a)(d)	16,589	612,964
SIGA Technologies, Inc. (a)(d)	5,925	19,553
Spectrum Pharmaceuticals, Inc.	10,170	75,360
Sunesis Pharmaceuticals, Inc. (a)	5,116	28,803
Synageva BioPharma Corp. (a)	1,940	100,279
Synergy Pharmaceuticals, Inc. (a)	9,057	47,549
Synta Pharmaceuticals Corp. (a)	6,803	69,731
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	4,497	$ 20,731
TESARO, Inc.	1,026	28,225
Theravance, Inc. (a)	10,582	357,143
Threshold Pharmaceuticals, Inc. (a)	7,609	36,675
Trius Therapeutics, Inc. (a)	5,661	39,457
Vanda Pharmaceuticals, Inc. (a)	4,753	23,100
Verastem, Inc. (a)	1,019	10,007
Vical, Inc. (a)	13,018	48,036
XOMA Corp. (a)	14,249	49,872
ZIOPHARM Oncology, Inc. (a)(d)	11,770	19,774
		10,005,388
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	3,801	162,265
Abiomed, Inc. (a)	5,741	106,036
Accuray, Inc. (a)(d)	12,448	54,771
Align Technology, Inc. (a)	12,529	414,960
Alphatec Holdings, Inc. (a)	8,788	16,609
Analogic Corp.	2,150	170,882
Angiodynamics, Inc. (a)	4,447	45,048
Anika Therapeutics, Inc. (a)	2,129	28,422
Antares Pharma, Inc. (a)	19,249	72,954
ArthroCare Corp. (a)	4,858	168,330
Atricure, Inc. (a)	3,149	26,263
Atrion Corp.	268	53,705
Cantel Medical Corp.	3,637	114,966
Cardiovascular Systems, Inc. (a)	3,300	56,628
Cerus Corp. (a)	11,002	58,531
Conceptus, Inc. (a)	5,509	170,834
CONMED Corp.	5,020	157,277
Cryolife, Inc.	4,888	29,328
Cyberonics, Inc. (a)	4,820	209,284
Cynosure, Inc. Class A (a)	2,220	57,409
Derma Sciences, Inc. (a)	2,297	27,771
DexCom, Inc. (a)	11,933	195,821
Endologix, Inc. (a)	9,532	143,171
EnteroMedics, Inc. (a)	6,947	6,669
Exactech, Inc. (a)	1,471	27,214
Globus Medical, Inc.	1,561	23,758
Greatbatch, Inc. (a)	4,089	114,247
Haemonetics Corp. (a)	8,810	339,185
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hansen Medical, Inc. (a)(d)	8,660	$ 16,974
HeartWare International, Inc. (a)	2,853	277,312
ICU Medical, Inc. (a)	2,214	133,394
Insulet Corp. (a)	9,129	230,416
Integra LifeSciences Holdings Corp. (a)	3,432	120,223
Invacare Corp.	5,406	72,711
MAKO Surgical Corp. (a)(d)	6,717	71,133
Masimo Corp.	8,754	175,605
Meridian Bioscience, Inc.	7,276	147,630
Merit Medical Systems, Inc. (a)	7,293	70,523
Natus Medical, Inc. (a)	5,091	63,688
Navidea Biopharmaceuticals, Inc. (a)(d)	18,387	45,048
Neogen Corp. (a)	4,146	210,741
NuVasive, Inc. (a)	7,602	159,414
NxStage Medical, Inc. (a)	8,886	99,257
OraSure Technologies, Inc. (a)	9,518	42,450
Orthofix International NV (a)	3,211	104,036
Palomar Medical Technologies, Inc. (a)	3,387	45,894
PhotoMedex, Inc. (a)	2,184	35,599
Quidel Corp. (a)	4,863	108,542
Rochester Medical Corp. (a)	1,923	26,114
Rockwell Medical Technologies, Inc. (a)	4,803	20,365
RTI Biologics, Inc. (a)	9,414	37,468
Solta Medical, Inc. (a)	11,468	22,363
Staar Surgical Co. (a)	6,287	43,883
Steris Corp.	10,082	419,310
SurModics, Inc. (a)	2,304	60,941
Symmetry Medical, Inc. (a)	6,310	75,215
The Spectranetics Corp. (a)	5,900	110,035
Tornier BV (a)	2,773	50,441
Unilife Corp. (a)(d)	15,716	31,118
Utah Medical Products, Inc.	595	26,376
Vascular Solutions, Inc. (a)	2,734	43,498
Volcano Corp. (a)	9,205	186,769
West Pharmaceutical Services, Inc.	5,890	376,135
Wright Medical Group, Inc. (a)	7,733	181,262
Zeltiq Aesthetics, Inc. (a)	2,890	12,658
		7,006,879
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	4,690	147,970
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Accretive Health, Inc. (a)	9,877	$ 104,104
Air Methods Corp.	6,655	243,506
Almost Family, Inc.	1,370	27,044
Amedisys, Inc. (a)	5,106	51,264
AMN Healthcare Services, Inc. (a)	7,819	107,355
AmSurg Corp. (a)	5,563	186,694
Assisted Living Concepts, Inc. Class A	3,231	38,514
Bio-Reference Laboratories, Inc. (a)(d)	4,328	110,364
BioScrip, Inc. (a)	8,722	120,887
Capital Senior Living Corp. (a)	4,934	119,699
Centene Corp. (a)	8,978	414,784
Chemed Corp.	3,329	271,713
Chindex International, Inc. (a)	2,203	30,181
Corvel Corp. (a)	1,029	48,847
Cross Country Healthcare, Inc. (a)	4,566	22,830
Emeritus Corp. (a)	5,638	144,897
ExamWorks Group, Inc. (a)	5,184	93,830
Five Star Quality Care, Inc. (a)	7,331	34,676
Gentiva Health Services, Inc. (a)	5,443	57,097
Hanger, Inc. (a)	5,979	181,702
HealthSouth Corp. (a)(d)	16,651	457,903
Healthways, Inc. (a)	5,724	79,506
IPC The Hospitalist Co., Inc. (a)	2,865	130,701
Kindred Healthcare, Inc. (a)	9,176	96,256
Landauer, Inc.	1,635	91,347
LHC Group, Inc. (a)	2,603	56,537
Magellan Health Services, Inc. (a)	4,754	243,215
Molina Healthcare, Inc. (a)	5,228	173,570
MWI Veterinary Supply, Inc. (a)	2,220	261,316
National Healthcare Corp.	1,795	83,342
National Research Corp.	414	24,819
Owens & Minor, Inc.	11,050	359,899
PDI, Inc. (a)	1,715	7,838
PharMerica Corp. (a)	5,100	65,739
Providence Service Corp. (a)	2,170	37,997
Select Medical Holdings Corp.	6,303	52,000
Skilled Healthcare Group, Inc. (a)	3,080	21,683
Team Health Holdings, Inc. (a)	4,989	185,990
The Ensign Group, Inc.	2,993	104,366
Triple-S Management Corp. (a)	3,478	62,708
U.S. Physical Therapy, Inc.	2,069	49,366
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal American Spin Corp.	6,732	$ 57,559
Vanguard Health Systems, Inc. (a)	5,670	82,952
Wellcare Health Plans, Inc. (a)	7,516	438,258
		5,782,825
Health Care Technology - 0.8%
athenahealth, Inc. (a)	6,238	600,470
Computer Programs & Systems, Inc.	1,952	102,402
Greenway Medical Technologies (a)	1,354	18,238
HealthStream, Inc. (a)	3,461	79,465
HMS Holdings Corp. (a)	14,984	377,747
MedAssets, Inc. (a)	10,138	189,885
Medidata Solutions, Inc. (a)	4,065	269,753
Merge Healthcare, Inc. (a)	10,092	31,487
Omnicell, Inc. (a)	5,765	103,885
Quality Systems, Inc.	6,931	123,857
Vocera Communications, Inc. (a)	1,254	24,829
		1,922,018
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	12,387	45,089
BG Medicine, Inc. (a)	1,763	2,909
Cambrex Corp. (a)	5,154	64,373
Fluidigm Corp. (a)	4,329	72,900
Furiex Pharmaceuticals, Inc. (a)	1,293	43,897
Harvard Bioscience, Inc. (a)	4,160	21,299
Luminex Corp. (a)	7,305	121,482
Pacific Biosciences of California, Inc. (a)	7,749	19,837
PAREXEL International Corp. (a)	10,407	426,167
Sequenom, Inc. (a)(d)	19,504	73,530
		891,483
Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc. (a)	2,650	6,493
Akorn, Inc. (a)	9,998	150,470
Ampio Pharmaceuticals, Inc. (a)(d)	4,474	22,549
Auxilium Pharmaceuticals, Inc. (a)	8,510	127,054
AVANIR Pharmaceuticals Class A (a)	23,273	74,241
Biodelivery Sciences International, Inc. (a)	4,672	26,537
Cadence Pharmaceuticals, Inc. (a)	10,744	76,068
Cempra, Inc. (a)	511	3,521
Corcept Therapeutics, Inc. (a)(d)	7,742	13,703
Cornerstone Therapeutics, Inc. (a)	1,476	12,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cumberland Pharmaceuticals, Inc. (a)	2,004	$ 9,379
DepoMed, Inc. (a)	10,007	55,139
Endocyte, Inc. (a)	5,134	71,311
Hi-Tech Pharmacal Co., Inc.	1,855	61,326
Horizon Pharma, Inc. (a)	7,185	17,244
Impax Laboratories, Inc. (a)	11,733	205,328
Jazz Pharmaceuticals PLC (a)	7,252	423,154
Lannett Co., Inc. (a)	2,794	32,438
Nektar Therapeutics (a)	19,839	215,055
Omeros Corp. (a)(d)	4,314	17,385
Optimer Pharmaceuticals, Inc. (a)	8,333	128,662
Pacira Pharmaceuticals, Inc. (a)	3,178	91,749
Pain Therapeutics, Inc.	6,161	25,383
Pernix Therapeutics Holdings, Inc. (a)	1,767	6,750
Pozen, Inc. (a)	4,416	21,771
Questcor Pharmaceuticals, Inc. (d)	9,369	288,003
Repros Therapeutics, Inc. (a)(d)	3,189	64,864
Sagent Pharmaceuticals, Inc. (a)	1,561	25,819
Santarus, Inc. (a)	9,618	176,683
SciClone Pharmaceuticals, Inc. (a)	9,819	46,444
Sucampo Pharmaceuticals, Inc. Class A (a)	1,824	17,346
Supernus Pharmaceuticals, Inc. (a)(d)	589	3,027
The Medicines Company (a)	9,636	325,311
Transcept Pharmaceuticals, Inc. (a)	1,792	7,096
Ventrus Biosciences, Inc. (a)	2,999	8,037
ViroPharma, Inc. (a)	11,527	314,111
VIVUS, Inc. (a)(d)	17,525	232,907
XenoPort, Inc. (a)	7,238	44,948
Zogenix, Inc. (a)	8,579	14,842
		3,464,517
TOTAL HEALTH CARE		29,073,110
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.6%
AAR Corp.	7,105	126,895
AeroVironment, Inc. (a)	3,027	58,603
American Science & Engineering, Inc.	1,495	96,398
API Technologies Corp. (a)	5,006	13,817
Astronics Corp. (a)	2,076	57,713
CPI Aerostructures, Inc. (a)	1,171	10,785
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Cubic Corp.	2,773	$ 119,156
Curtiss-Wright Corp.	8,156	267,843
DigitalGlobe, Inc. (a)	9,307	271,671
Esterline Technologies Corp. (a)	5,349	401,389
GenCorp, Inc. (non-vtg.) (a)	10,378	135,640
HEICO Corp.	9,222	405,860
Hexcel Corp. (a)	17,362	529,541
KEYW Holding Corp. (a)	4,324	58,763
Kratos Defense & Security Solutions, Inc. (a)	7,027	35,767
LMI Aerospace, Inc. (a)	1,548	33,112
Moog, Inc. Class A (a)	7,926	366,260
National Presto Industries, Inc.	833	62,475
Orbital Sciences Corp. (a)	10,373	186,921
SIFCO Industries, Inc.	352	6,012
Sypris Solutions, Inc.	1,359	4,349
Taser International, Inc. (a)	8,895	78,365
Teledyne Technologies, Inc. (a)	6,398	480,234
		3,807,569
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	9,218	53,188
Atlas Air Worldwide Holdings, Inc. (a)	4,621	172,825
Echo Global Logistics, Inc. (a)	2,515	43,635
Forward Air Corp.	5,108	188,434
Hub Group, Inc. Class A (a)	6,474	237,272
Pacer International, Inc. (a)	6,221	35,397
Park-Ohio Holdings Corp. (a)	1,488	54,729
XPO Logistics, Inc. (a)(d)	2,972	48,473
		833,953
Airlines - 0.9%
Alaska Air Group, Inc. (a)	12,336	760,391
Allegiant Travel Co.	2,602	233,920
Hawaiian Holdings, Inc. (a)	9,271	50,898
JetBlue Airways Corp. (a)	40,519	279,176
Republic Airways Holdings, Inc. (a)	8,559	95,775
SkyWest, Inc.	9,014	128,990
Spirit Airlines, Inc. (a)	7,276	194,269
US Airways Group, Inc. (a)(d)	28,252	477,459
		2,220,878
Building Products - 0.9%
A.O. Smith Corp.	6,743	508,624
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
AAON, Inc.	3,193	$ 90,713
American Woodmark Corp. (a)	1,648	55,455
Apogee Enterprises, Inc.	4,942	125,922
Builders FirstSource, Inc. (a)	8,483	52,510
Gibraltar Industries, Inc. (a)	5,262	98,399
Griffon Corp.	8,114	83,574
Insteel Industries, Inc.	3,082	51,100
NCI Building Systems, Inc. (a)	3,138	53,723
Nortek, Inc. (a)	1,372	98,592
Patrick Industries, Inc. (a)	664	13,453
PGT, Inc. (a)	3,639	28,020
Quanex Building Products Corp.	6,342	103,184
Simpson Manufacturing Co. Ltd.	7,004	201,295
Trex Co., Inc. (a)	2,618	127,444
Universal Forest Products, Inc.	3,388	130,777
USG Corp. (a)	12,927	335,973
		2,158,758
Commercial Services & Supplies - 2.0%
A.T. Cross Co. Class A (a)	1,621	20,457
ABM Industries, Inc.	9,430	212,647
ACCO Brands Corp.	19,843	133,940
Acorn Energy, Inc. (d)	3,385	25,388
ARC Document Solutions, Inc. (a)	6,366	20,435
Casella Waste Systems, Inc. Class A (a)	6,771	29,522
CECO Environmental Corp.	1,456	16,904
Cenveo, Inc. (a)	8,534	17,409
CompX International, Inc. Class A	93	1,163
Consolidated Graphics, Inc. (a)	1,301	46,407
Courier Corp.	1,803	25,963
Deluxe Corp.	8,893	339,179
EnergySolutions, Inc. (a)	13,267	54,793
EnerNOC, Inc. (a)	4,455	78,052
Ennis, Inc.	4,589	70,533
G&K Services, Inc. Class A	3,242	152,342
Healthcare Services Group, Inc.	11,714	261,105
Heritage-Crystal Clean, Inc. (a)	1,274	19,811
Herman Miller, Inc.	10,171	255,190
HNI Corp.	7,975	274,579
InnerWorkings, Inc. (a)	5,459	54,972
Interface, Inc.	10,275	172,004
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Intersections, Inc.	1,423	$ 13,604
Kimball International, Inc. Class B	5,553	51,032
Knoll, Inc.	8,202	127,623
McGrath RentCorp.	4,257	132,222
Metalico, Inc. (a)	6,843	10,196
Mine Safety Appliances Co.	4,775	229,200
Mobile Mini, Inc. (a)	6,688	188,133
Multi-Color Corp.	2,374	61,392
NL Industries, Inc.	1,028	11,586
Performant Financial Corp.	1,468	14,284
Quad/Graphics, Inc.	4,466	93,339
Schawk, Inc. Class A	2,011	20,472
Standard Parking Corp. (a)	2,824	60,688
Steelcase, Inc. Class A	13,293	168,821
Swisher Hygiene, Inc. (Canada) (a)	20,153	29,423
Team, Inc. (a)	3,463	134,226
Tetra Tech, Inc. (a)	11,075	291,162
The Brink's Co.	8,201	217,409
TMS International Corp. (a)	2,259	32,620
TRC Companies, Inc. (a)	2,402	14,508
Unifirst Corp. Massachusetts	2,506	228,171
United Stationers, Inc.	7,102	230,602
US Ecology, Inc.	3,175	86,360
Viad Corp.	3,594	93,624
		4,823,492
Construction & Engineering - 0.8%
Aegion Corp. (a)	6,869	144,661
Ameresco, Inc. Class A (a)	3,663	26,996
Argan, Inc.	1,805	31,949
Comfort Systems USA, Inc.	6,348	81,445
Dycom Industries, Inc. (a)	5,774	111,554
EMCOR Group, Inc.	11,638	435,261
Furmanite Corp. (a)	6,316	40,107
Granite Construction, Inc.	6,756	186,939
Great Lakes Dredge & Dock Corp.	10,406	72,010
Layne Christensen Co. (a)	3,450	70,484
MasTec, Inc. (a)	9,503	264,183
Michael Baker Corp.	1,469	35,770
MYR Group, Inc. (a)	3,639	82,969
Northwest Pipe Co. (a)	1,674	45,683
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Orion Marine Group, Inc. (a)	4,752	$ 43,528
Pike Electric Corp.	3,103	48,500
Primoris Services Corp.	5,150	113,506
Sterling Construction Co., Inc. (a)	2,716	27,486
Tutor Perini Corp. (a)	6,318	103,868
		1,966,899
Electrical Equipment - 1.2%
Acuity Brands, Inc.	7,367	537,496
American Superconductor Corp. (a)	6,635	16,654
AZZ, Inc.	4,378	185,146
Belden, Inc.	7,943	392,543
Brady Corp. Class A	8,565	290,182
Capstone Turbine Corp. (a)(d)	52,409	46,125
Coleman Cable, Inc.	1,419	21,285
Encore Wire Corp.	2,939	96,252
EnerSys (a)	8,368	383,589
Enphase Energy, Inc. (a)(d)	1,121	7,892
Franklin Electric Co., Inc.	8,190	265,110
FuelCell Energy, Inc. (a)(d)	26,536	27,863
Generac Holdings, Inc.	4,253	152,810
Global Power Equipment Group, Inc.	3,118	51,447
II-VI, Inc. (a)	9,287	143,670
LSI Industries, Inc.	3,723	26,210
Powell Industries, Inc. (a)	1,598	78,686
Preformed Line Products Co.	400	32,200
SolarCity Corp. (d)	2,268	61,281
Thermon Group Holdings, Inc. (a)	2,528	49,549
Vicor Corp. (a)	3,407	18,296
		2,884,286
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	6,355	213,210

Machinery - 3.1%
Accuride Corp. (a)	8,418	43,269
Actuant Corp. Class A	12,646	395,820
Alamo Group, Inc.	1,223	49,006
Albany International Corp. Class A	4,914	142,752
Altra Holdings, Inc.	4,634	123,496
American Railcar Industries, Inc.	1,604	57,279
Ampco-Pittsburgh Corp.	1,426	26,723
Astec Industries, Inc.	3,548	116,481
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Barnes Group, Inc.	9,464	$ 262,815
Blount International, Inc. (a)	8,540	118,621
Briggs & Stratton Corp.	8,487	190,873
Chart Industries, Inc. (a)	5,211	441,945
CIRCOR International, Inc.	2,995	141,753
CLARCOR, Inc.	8,726	451,134
Columbus McKinnon Corp. (NY Shares) (a)	3,477	65,298
Commercial Vehicle Group, Inc. (a)	4,317	30,262
Douglas Dynamics, Inc.	3,770	52,742
Dynamic Materials Corp.	2,476	39,319
Eastern Co.	1,035	17,316
Energy Recovery, Inc. (a)	7,353	26,912
EnPro Industries, Inc. (a)	3,578	176,324
ESCO Technologies, Inc.	4,680	168,340
ExOne Co.	1,047	40,205
Federal Signal Corp. (a)	10,754	83,451
Flow International Corp. (a)	8,237	30,147
FreightCar America, Inc.	2,260	47,189
Gorman-Rupp Co.	2,721	76,868
Graham Corp.	1,811	44,007
Greenbrier Companies, Inc. (a)	4,031	90,939
Hardinge, Inc.	1,912	25,812
Hurco Companies, Inc. (a)	1,081	29,003
Hyster-Yale Materials Handling Class A	1,910	99,683
John Bean Technologies Corp.	4,948	102,622
Kadant, Inc.	2,107	58,301
Kaydon Corp.	5,529	131,811
L.B. Foster Co. Class A	1,566	69,139
Lindsay Corp.	2,219	170,464
Lydall, Inc. (a)	3,015	43,235
Meritor, Inc. (a)	16,696	96,837
Met-Pro Corp.	2,570	34,438
Middleby Corp. (a)	3,253	486,584
Miller Industries, Inc.	1,892	28,588
Mueller Industries, Inc.	3,464	179,366
Mueller Water Products, Inc. Class A	27,573	163,232
NN, Inc. (a)	3,084	27,787
Omega Flex, Inc.	420	5,657
PMFG, Inc. (a)	3,417	19,682
Proto Labs, Inc. (a)	907	46,330
RBC Bearings, Inc. (a)	3,864	185,858
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Rexnord Corp. (a)	4,951	$ 90,207
Standex International Corp.	2,233	118,126
Sun Hydraulics Corp.	3,554	116,394
Tennant Co.	3,238	154,841
Titan International, Inc.	9,340	208,375
TriMas Corp. (a)	5,657	172,539
Twin Disc, Inc.	1,399	29,827
Wabash National Corp. (a)	11,957	112,755
Watts Water Technologies, Inc. Class A	4,874	229,370
Woodward, Inc.	12,047	433,572
		7,221,721
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(d)	5,209	8,907
International Shipholding Corp.	890	16,073
Rand Logistics, Inc. (a)	2,899	16,872
		41,852
Professional Services - 1.3%
Acacia Research Corp.	8,680	206,758
Advisory Board Co. (a)	5,981	293,966
Barrett Business Services, Inc.	1,210	64,057
CBIZ, Inc. (a)	6,675	43,321
CDI Corp.	2,603	40,789
Corporate Executive Board Co.	5,840	329,142
CRA International, Inc. (a)	1,960	36,142
Dolan Co. (a)	5,473	9,468
Exponent, Inc.	2,358	124,267
Franklin Covey Co. (a)	2,444	34,412
FTI Consulting, Inc. (a)	7,371	244,128
GP Strategies Corp. (a)	2,525	55,676
Heidrick & Struggles International, Inc.	3,172	41,934
Hill International, Inc. (a)	3,281	9,023
Hudson Global, Inc. (a)	5,490	18,117
Huron Consulting Group, Inc. (a)	3,978	166,201
ICF International, Inc. (a)	3,525	95,563
Insperity, Inc.	3,996	110,409
Kelly Services, Inc. Class A (non-vtg.)	4,634	78,871
Kforce, Inc.	4,713	71,261
Korn/Ferry International (a)	8,217	135,991
MISTRAS Group, Inc. (a)	2,685	50,881
Navigant Consulting, Inc. (a)	9,008	111,069
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Odyssey Marine Exploration, Inc. (a)(d)	13,446	$ 39,666
On Assignment, Inc. (a)	7,491	181,807
Pendrell Corp. (a)	27,160	45,900
Resources Connection, Inc.	7,313	83,076
RPX Corp. (a)	3,619	48,531
TrueBlue, Inc. (a)	6,992	144,874
VSE Corp.	673	20,520
WageWorks, Inc. (a)	1,247	31,936
		2,967,756
Road & Rail - 1.3%
AMERCO	1,510	242,657
Arkansas Best Corp.	4,469	46,969
Avis Budget Group, Inc. (a)	18,456	532,271
Celadon Group, Inc.	3,409	57,237
Genesee & Wyoming, Inc. Class A (a)	7,683	654,592
Heartland Express, Inc.	8,483	115,114
Knight Transportation, Inc.	10,113	157,965
Marten Transport Ltd.	2,856	58,177
Old Dominion Freight Lines, Inc. (a)	12,389	476,977
Patriot Transportation Holding, Inc. (a)	1,174	33,987
Quality Distribution, Inc. (a)	3,662	29,150
Roadrunner Transportation Systems, Inc. (a)	2,572	57,896
Saia, Inc. (a)	2,818	115,313
Swift Transporation Co. (a)	13,781	193,210
Universal Truckload Services, Inc.	936	23,625
Werner Enterprises, Inc.	7,702	176,838
		2,971,978
Trading Companies & Distributors - 1.0%
Aceto Corp.	4,690	48,776
Aircastle Ltd.	9,524	132,955
Applied Industrial Technologies, Inc.	7,370	311,383
Beacon Roofing Supply, Inc. (a)	8,198	312,590
BlueLinx Corp. (a)	5,571	16,212
CAI International, Inc. (a)	2,462	62,756
DXP Enterprises, Inc. (a)	1,553	103,865
Edgen Group, Inc. Class A	2,780	19,043
H&E Equipment Services, Inc.	5,044	102,696
Houston Wire & Cable Co.	3,022	41,160
Kaman Corp.	4,636	156,650
Rush Enterprises, Inc. Class A (a)	5,863	134,204
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
TAL International Group, Inc.	5,096	$ 210,974
Textainer Group Holdings Ltd.	2,452	94,819
Titan Machinery, Inc. (a)	2,982	67,274
Watsco, Inc.	5,101	430,422
Willis Lease Finance Corp. (a)	790	11,210
		2,256,989
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	3,083	50,900
TOTAL INDUSTRIALS		34,420,241
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.9%
ADTRAN, Inc.	11,144	234,024
Ambient Corp. (a)	151	300
Anaren, Inc. (a)	2,212	51,783
Arris Group, Inc. (a)	19,731	325,759
Aruba Networks, Inc. (a)	19,513	438,847
Aviat Networks, Inc. (a)	10,667	34,134
Aware, Inc.	1,974	9,534
Bel Fuse, Inc. Class B (non-vtg.)	1,881	27,688
Black Box Corp.	2,827	61,402
CalAmp Corp. (a)	6,251	69,574
Calix Networks, Inc. (a)	7,092	60,495
Ciena Corp. (a)	17,286	258,599
Comtech Telecommunications Corp.	2,918	71,812
Digi International, Inc. (a)	4,522	41,241
Emulex Corp. (a)	14,920	89,520
Extreme Networks, Inc. (a)	16,738	55,738
Finisar Corp. (a)	15,888	204,002
Globecomm Systems, Inc. (a)	4,057	49,698
Harmonic, Inc. (a)	20,661	117,354
Infinera Corp. (a)	20,328	171,162
InterDigital, Inc.	7,133	316,777
Ixia (a)	7,776	128,071
KVH Industries, Inc. (a)	2,433	32,140
Loral Space & Communications Ltd.	1,915	117,811
NETGEAR, Inc. (a)	6,617	197,120
NumereX Corp. Class A (a)	2,118	21,858
Oclaro, Inc. (a)(d)	12,737	17,322
Oplink Communications, Inc. (a)	3,269	53,677
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Parkervision, Inc. (a)(d)	13,678	$ 54,575
PC-Tel, Inc.	3,621	24,152
Plantronics, Inc.	7,415	324,925
Procera Networks, Inc. (a)	3,570	39,591
Ruckus Wireless, Inc.	1,456	28,101
ShoreTel, Inc. (a)	8,202	29,609
Sonus Networks, Inc. (a)	36,720	77,112
Symmetricom, Inc. (a)	7,125	37,050
Tellabs, Inc.	64,582	133,685
Telular Corp.	2,740	34,990
Tessco Technologies, Inc.	907	18,539
Ubiquiti Networks, Inc.	1,638	25,307
ViaSat, Inc. (a)	6,558	317,866
Westell Technologies, Inc. Class A (a)	8,112	15,900
		4,418,844
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	13,561	518,573
Avid Technology, Inc. (a)	5,314	35,019
Cray, Inc. (a)	6,847	144,883
Datalink Corp. (a)	2,615	29,262
Electronics for Imaging, Inc. (a)	8,124	217,073
Imation Corp. (a)	5,656	20,814
Immersion Corp. (a)	4,828	51,129
Intermec, Inc. (a)	10,608	104,383
Intevac, Inc. (a)	3,987	18,061
OCZ Technology Group, Inc. (a)(d)	11,358	14,879
QLogic Corp. (a)	15,962	173,347
Quantum Corp. (a)	41,913	59,936
Silicon Graphics International Corp. (a)	5,660	73,580
STEC, Inc. (a)	5,619	20,397
Super Micro Computer, Inc. (a)	4,874	46,888
Synaptics, Inc. (a)	5,877	242,309
		1,770,533
Electronic Equipment & Components - 2.2%
Aeroflex Holding Corp. (a)	3,481	25,899
Agilysys, Inc. (a)	2,798	32,681
Anixter International, Inc.	4,853	348,154
Audience, Inc.	1,064	15,737
Badger Meter, Inc.	2,549	111,340
Benchmark Electronics, Inc. (a)	10,131	180,737
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Checkpoint Systems, Inc. (a)	6,992	$ 80,897
Cognex Corp.	7,462	296,241
Coherent, Inc.	4,108	229,760
CTS Corp.	6,054	64,475
Daktronics, Inc.	6,198	61,918
DTS, Inc. (a)	3,159	53,008
Echelon Corp. (a)	5,903	13,046
Electro Rent Corp.	3,363	55,725
Electro Scientific Industries, Inc.	4,061	43,778
Fabrinet (a)	3,876	53,217
FARO Technologies, Inc. (a)	2,918	113,189
FEI Co.	6,608	422,119
GSI Group, Inc. (a)	5,053	43,153
Insight Enterprises, Inc. (a)	7,795	141,245
InvenSense, Inc. (a)	6,203	57,812
KEMET Corp. (a)	7,748	48,270
KEY Tronic Corp. (a)	1,739	19,651
Littelfuse, Inc.	3,787	264,408
Maxwell Technologies, Inc. (a)	4,910	29,951
Measurement Specialties, Inc. (a)	2,603	111,330
Mercury Systems, Inc. (a)	5,192	40,134
Mesa Laboratories, Inc.	475	23,446
Methode Electronics, Inc. Class A	6,429	92,449
MTS Systems Corp.	2,830	172,489
Multi-Fineline Electronix, Inc. (a)	1,451	22,113
Neonode, Inc. (a)(d)	4,107	23,451
Newport Corp. (a)	6,510	98,627
OSI Systems, Inc. (a)	3,482	199,519
Park Electrochemical Corp.	3,529	84,237
PC Connection, Inc.	1,473	22,743
Plexus Corp. (a)	6,053	163,249
Power-One, Inc. (a)	11,501	72,686
RadiSys Corp. (a)	3,862	19,156
RealD, Inc. (a)	7,262	108,712
Richardson Electronics Ltd.	2,261	26,522
Rofin-Sinar Technologies, Inc. (a)	5,015	124,874
Rogers Corp. (a)	2,781	118,582
Sanmina Corp. (a)	14,331	180,857
ScanSource, Inc. (a)	4,861	140,823
SYNNEX Corp. (a)	4,624	159,990
TTM Technologies, Inc. (a)	9,526	68,873
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Universal Display Corp. (a)	6,945	$ 218,351
Viasystems Group, Inc. (a)	552	7,021
Vishay Precision Group, Inc. (a)	2,091	29,964
Zygo Corp. (a)	2,875	43,010
		5,179,619
Internet Software & Services - 2.3%
Active Network, Inc. (a)	6,994	35,180
Angie's List, Inc. (a)	6,311	152,979
Bankrate, Inc. (a)	8,236	111,021
Bazaarvoice, Inc. (a)	1,965	14,246
Blucora, Inc. (a)	6,933	102,400
Brightcove, Inc. (a)	1,101	6,628
Carbonite, Inc. (a)	1,924	20,471
comScore, Inc. (a)	6,294	101,774
Constant Contact, Inc. (a)	5,296	77,375
Cornerstone OnDemand, Inc. (a)	5,939	215,467
CoStar Group, Inc. (a)	4,934	534,895
DealerTrack Holdings, Inc. (a)	7,502	208,931
Demand Media, Inc. (a)	5,374	46,539
Demandware, Inc. (a)	1,132	30,904
Dice Holdings, Inc. (a)	7,594	64,093
Digital River, Inc. (a)	6,601	95,582
E2open, Inc.	754	10,714
EarthLink, Inc.	18,873	107,387
ExactTarget, Inc. (a)	1,738	34,030
Internap Network Services Corp. (a)	9,439	75,323
IntraLinks Holdings, Inc. (a)	6,382	36,505
iPass, Inc. (a)	9,061	17,488
j2 Global, Inc.	7,426	302,238
Keynote Systems, Inc.	2,824	31,657
Limelight Networks, Inc. (a)	9,751	18,819
Liquidity Services, Inc. (a)(d)	4,173	137,292
LivePerson, Inc. (a)	9,550	122,431
LogMeIn, Inc. (a)	3,899	88,039
Marchex, Inc. Class B	4,250	17,553
Market Leader, Inc. (a)	4,191	41,994
MeetMe, Inc. (a)	2,724	5,257
Millennial Media, Inc. (a)	1,898	13,153
Monster Worldwide, Inc. (a)	21,361	93,561
Move, Inc. (a)	6,902	78,752
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	11,339	$ 190,949
OpenTable, Inc. (a)	3,944	218,458
Perficient, Inc. (a)	5,607	58,761
QuinStreet, Inc. (a)	5,588	36,546
RealNetworks, Inc. (a)	3,906	30,076
Responsys, Inc. (a)	6,275	48,757
SciQuest, Inc. (a)	3,251	74,318
Spark Networks, Inc. (a)	2,119	14,452
SPS Commerce, Inc. (a)	2,148	101,235
Stamps.com, Inc. (a)	2,371	80,235
Support.com, Inc. (a)	8,734	34,849
Synacor, Inc. (a)	695	2,022
TechTarget, Inc. (a)	2,607	11,575
Travelzoo, Inc. (a)	1,265	32,295
Trulia, Inc.	1,420	41,265
United Online, Inc.	16,010	108,868
Unwired Planet, Inc. (a)	14,981	29,662
ValueClick, Inc. (a)	13,112	404,636
VistaPrint Ltd. (a)(d)	5,984	244,147
Vocus, Inc. (a)	3,505	29,477
Web.com Group, Inc. (a)	6,106	106,244
WebMD Health Corp. (a)	8,874	214,307
XO Group, Inc. (a)	4,705	52,978
Xoom Corp.	1,289	23,795
Yelp, Inc. (a)	1,515	39,435
Zix Corp. (a)	10,546	39,653
		5,319,673
IT Services - 1.9%
Acxiom Corp. (a)	13,382	266,168
CACI International, Inc. Class A (a)	3,952	231,152
Cardtronics, Inc. (a)	7,633	213,800
Cass Information Systems, Inc.	1,739	72,690
Ciber, Inc. (a)	13,062	55,644
Computer Task Group, Inc.	2,637	54,111
Convergys Corp.	19,008	323,516
CSG Systems International, Inc. (a)	5,970	129,012
EPAM Systems, Inc. (a)	852	18,318
Euronet Worldwide, Inc. (a)	8,856	270,374
ExlService Holdings, Inc. (a)	4,106	133,938
Forrester Research, Inc.	2,492	89,338
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Cash Access Holdings, Inc. (a)	11,286	$ 80,469
Hackett Group, Inc.	4,701	22,941
Heartland Payment Systems, Inc.	6,649	218,686
Higher One Holdings, Inc. (a)(d)	4,714	46,480
iGate Corp. (a)	5,665	94,549
Innodata, Inc. (a)	3,458	11,342
Lionbridge Technologies, Inc. (a)	10,026	34,289
ManTech International Corp. Class A	4,137	110,417
Mattersight Corp. (a)	1,541	7,212
Maximus, Inc.	5,897	469,932
ModusLink Global Solutions, Inc. (a)	6,285	17,598
MoneyGram International, Inc. (a)	3,741	61,764
PRG-Schultz International, Inc. (a)	4,201	23,484
Sapient Corp. (a)	21,541	251,599
ServiceSource International, Inc. (a)	8,535	54,624
Sykes Enterprises, Inc. (a)	6,895	106,114
Syntel, Inc.	2,701	170,622
Teletech Holdings, Inc. (a)	3,736	79,539
Unisys Corp. (a)	7,728	147,837
Virtusa Corp. (a)	3,213	71,361
WEX, Inc. (a)	6,764	512,576
		4,451,496
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	6,787	115,243
Alpha & Omega Semiconductor Ltd. (a)	2,769	20,048
Ambarella, Inc. (a)	1,091	14,947
Amkor Technology, Inc. (a)(d)	13,281	56,179
ANADIGICS, Inc. (a)	14,754	30,983
Applied Micro Circuits Corp. (a)	11,526	85,984
ATMI, Inc. (a)	5,661	123,127
Axcelis Technologies, Inc. (a)	20,047	26,061
AXT, Inc. (a)	6,003	17,229
Brooks Automation, Inc.	11,721	113,928
Cabot Microelectronics Corp. (a)	4,118	137,994
Cavium, Inc. (a)	8,669	272,640
Ceva, Inc. (a)	3,982	60,765
Cirrus Logic, Inc. (a)	11,249	217,218
Cohu, Inc.	4,433	42,424
Cymer, Inc. (a)	5,371	562,666
Diodes, Inc. (a)	6,307	127,780
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
DSP Group, Inc. (a)	3,750	$ 30,263
Entegris, Inc. (a)	23,914	226,705
Entropic Communications, Inc. (a)	15,612	66,195
Exar Corp. (a)	6,331	68,248
First Solar, Inc. (a)	10,492	488,508
FormFactor, Inc. (a)	8,981	44,456
GSI Technology, Inc. (a)	3,305	20,623
GT Advanced Technologies, Inc. (a)	20,952	82,341
Hittite Microwave Corp. (a)	5,473	307,090
Inphi Corp. (a)	3,868	36,398
Integrated Device Technology, Inc. (a)	24,964	177,494
Integrated Silicon Solution, Inc. (a)	5,185	47,546
Intermolecular, Inc. (a)	2,713	23,630
International Rectifier Corp. (a)	12,105	256,747
Intersil Corp. Class A	22,377	173,646
IXYS Corp.	4,058	36,765
Kopin Corp. (a)	10,998	36,403
Lattice Semiconductor Corp. (a)	20,866	97,027
LTX-Credence Corp. (a)	8,405	49,590
M/A-COM Technology Solutions, Inc. (a)	977	13,707
Mattson Technology, Inc. (a)	9,806	15,101
MaxLinear, Inc. Class A (a)	3,965	24,702
MEMC Electronic Materials, Inc. (a)	40,257	217,388
Micrel, Inc.	8,339	83,890
Microsemi Corp. (a)	15,471	321,797
Mindspeed Technologies, Inc. (a)	6,214	14,230
MKS Instruments, Inc.	9,159	246,102
Monolithic Power Systems, Inc.	5,656	136,423
MoSys, Inc. (a)	6,270	28,340
Nanometrics, Inc. (a)	4,139	58,070
NeoPhotonics Corp. (a)	3,320	18,293
NVE Corp. (a)	798	42,350
Omnivision Technologies, Inc. (a)	9,226	123,721
PDF Solutions, Inc. (a)	4,209	72,016
Peregrine Semiconductor Corp.	1,141	11,022
Pericom Semiconductor Corp. (a)	4,273	27,604
Photronics, Inc. (a)	10,356	81,709
PLX Technology, Inc. (a)	7,476	34,913
Power Integrations, Inc.	4,973	205,932
QuickLogic Corp. (a)	7,646	19,574
Rambus, Inc. (a)	19,315	134,432
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	48,478	$ 271,962
Rubicon Technology, Inc. (a)	2,901	21,496
Rudolph Technologies, Inc. (a)	5,634	65,749
Semtech Corp. (a)	11,337	363,578
Sigma Designs, Inc. (a)	5,920	28,179
Silicon Image, Inc. (a)	13,753	67,802
Spansion, Inc. Class A	8,238	107,012
STR Holdings, Inc. (a)	5,204	11,709
SunPower Corp. (a)	6,876	93,445
Supertex, Inc.	1,707	35,984
Tessera Technologies, Inc.	9,075	184,858
TriQuint Semiconductor, Inc. (a)	29,019	169,471
Ultra Clean Holdings, Inc. (a)	5,013	31,381
Ultratech, Inc. (a)	4,812	141,810
Veeco Instruments, Inc. (a)	6,776	257,962
Volterra Semiconductor Corp. (a)	4,520	58,805
		8,137,410
Software - 3.6%
Accelrys, Inc. (a)	9,719	95,732
ACI Worldwide, Inc. (a)	6,977	327,989
Actuate Corp. (a)	8,462	51,957
Advent Software, Inc. (a)	5,420	157,397
American Software, Inc. Class A	3,807	31,636
Aspen Technology, Inc. (a)	16,266	495,788
AVG Technologies NV (a)(d)	1,393	22,734
Blackbaud, Inc.	7,895	231,402
Bottomline Technologies, Inc. (a)	6,592	172,710
BroadSoft, Inc. (a)	4,777	122,100
Callidus Software, Inc. (a)	6,206	26,624
CommVault Systems, Inc. (a)	7,783	572,362
Comverse, Inc.	3,850	102,141
Digimarc Corp.	1,185	25,999
Ebix, Inc. (d)	5,025	93,515
Ellie Mae, Inc. (a)	4,431	115,295
Envivio, Inc.	280	448
EPIQ Systems, Inc.	5,458	76,248
ePlus, Inc.	685	31,154
Fair Isaac Corp.	5,976	278,362
FalconStor Software, Inc. (a)	5,669	9,354
FleetMatics Group PLC	1,514	35,534
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Glu Mobile, Inc. (a)(d)	9,379	$ 28,887
Guidance Software, Inc. (a)	2,580	27,142
Guidewire Software, Inc. (a)	3,565	142,885
Imperva, Inc. (a)	1,843	71,840
Infoblox, Inc.	1,374	30,379
Interactive Intelligence Group, Inc. (a)	2,595	107,511
Jive Software, Inc. (a)	2,973	40,403
Manhattan Associates, Inc. (a)	3,536	248,263
Mentor Graphics Corp.	16,115	294,260
MicroStrategy, Inc. Class A (a)	1,486	134,022
Monotype Imaging Holdings, Inc.	6,394	148,277
NetScout Systems, Inc. (a)	6,330	144,387
Parametric Technology Corp. (a)	20,840	500,368
Pegasystems, Inc.	2,920	73,905
Progress Software Corp. (a)	10,121	228,431
Proofpoint, Inc.	1,108	20,299
PROS Holdings, Inc. (a)	3,726	96,578
QAD, Inc. Class A	967	11,681
QLIK Technologies, Inc. (a)	14,887	387,211
Qualys, Inc.	1,498	16,478
RealPage, Inc. (a)	6,289	128,296
Rosetta Stone, Inc. (a)	1,905	32,252
Sapiens International Corp. NV	2,362	13,676
SeaChange International, Inc. (a)	4,912	53,344
Sourcefire, Inc. (a)	5,155	246,203
SS&C Technologies Holdings, Inc. (a)	5,946	182,483
Synchronoss Technologies, Inc. (a)	4,846	137,336
Take-Two Interactive Software, Inc. (a)	13,690	208,909
Tangoe, Inc. (a)	5,106	65,663
TeleNav, Inc. (a)	2,734	14,326
TiVo, Inc. (a)	21,722	254,582
Tyler Technologies, Inc. (a)	5,262	332,769
Ultimate Software Group, Inc. (a)	4,973	480,342
Vasco Data Security International, Inc. (a)	4,705	40,040
Verint Systems, Inc. (a)	7,203	237,987
VirnetX Holding Corp. (a)(d)	7,283	148,719
Websense, Inc. (a)	6,421	114,551
		8,521,166
TOTAL INFORMATION TECHNOLOGY		37,798,741
Common Stocks - continued
	Shares	Value
MATERIALS - 5.1%
Chemicals - 2.3%
A. Schulman, Inc.	5,138	$ 133,434
ADA-ES, Inc. (a)	1,627	44,921
American Vanguard Corp.	4,872	140,508
Arabian American Development Co. (a)	3,322	25,280
Axiall Corp.	12,107	635,012
Balchem Corp.	5,067	219,604
Calgon Carbon Corp. (a)	9,507	161,999
Chase Corp.	1,106	21,456
Chemtura Corp. (a)	17,223	366,161
Ferro Corp. (a)	15,135	106,550
Flotek Industries, Inc. (a)	8,518	136,629
FutureFuel Corp.	3,491	42,765
GSE Holding, Inc. (a)	1,162	8,715
H.B. Fuller Co.	8,722	330,564
Hawkins, Inc.	1,570	58,388
Innophos Holdings, Inc.	3,798	194,875
Innospec, Inc.	4,042	177,888
KMG Chemicals, Inc.	1,464	26,879
Koppers Holdings, Inc.	3,625	159,174
Kraton Performance Polymers, Inc. (a)	5,659	128,516
Landec Corp. (a)	4,360	58,468
LSB Industries, Inc. (a)	3,317	108,333
Minerals Technologies, Inc.	6,181	251,134
Olin Corp.	13,916	336,350
OM Group, Inc. (a)	5,715	139,846
OMNOVA Solutions, Inc. (a)	7,936	52,933
PolyOne Corp.	17,304	389,859
Quaker Chemical Corp.	2,264	139,734
Rentech, Inc.	39,386	81,529
Sensient Technologies Corp.	8,726	343,368
Stepan Co.	3,106	176,856
Tredegar Corp.	4,231	125,238
Zep, Inc.	3,913	59,478
Zoltek Companies, Inc. (a)(d)	4,875	64,399
		5,446,843
Construction Materials - 0.4%
Eagle Materials, Inc.	8,510	576,553
Headwaters, Inc. (a)	12,714	138,074
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Texas Industries, Inc. (a)	3,929	$ 250,199
United States Lime & Minerals, Inc. (a)	301	13,900
		978,726
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	727	56,052
Berry Plastics Group, Inc.	5,072	96,368
Boise, Inc.	17,276	138,035
Graphic Packaging Holding Co. (a)	25,729	193,482
Myers Industries, Inc.	5,763	85,408
UFP Technologies, Inc. (a)	932	18,910
		588,255
Metals & Mining - 1.2%
A.M. Castle & Co. (a)	2,915	50,488
AK Steel Holding Corp. (d)	23,669	79,291
Amcol International Corp.	4,345	133,696
Century Aluminum Co. (a)	9,132	74,517
Coeur d'Alene Mines Corp. (a)	17,732	270,236
General Moly, Inc. (a)	12,740	23,696
Globe Specialty Metals, Inc.	10,550	137,783
Gold Resource Corp.	5,115	52,378
Golden Minerals Co. (a)(d)	5,514	10,035
Golden Star Resources Ltd. (a)(d)	43,911	47,509
Handy & Harman Ltd. (a)	1,082	16,641
Haynes International, Inc.	2,117	102,907
Hecla Mining Co.	50,043	170,146
Horsehead Holding Corp. (a)	7,828	83,760
Kaiser Aluminum Corp.	3,362	211,806
Materion Corp.	3,535	93,642
McEwen Mining, Inc. (a)	37,691	87,820
Midway Gold Corp. (a)(d)	23,590	22,184
Noranda Aluminium Holding Corp.	5,294	20,170
Olympic Steel, Inc.	1,562	31,240
Paramount Gold & Silver Corp. (a)(d)	23,232	36,707
Revett Minerals, Inc. (a)	3,323	5,212
RTI International Metals, Inc. (a)	5,337	154,880
Schnitzer Steel Industries, Inc. Class A	4,501	110,410
Stillwater Mining Co. (a)	20,268	252,134
SunCoke Energy, Inc. (a)	12,227	184,995
U.S. Silica Holdings, Inc.	2,011	41,085
Universal Stainless & Alloy Products, Inc. (a)	1,219	42,616
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
US Antimony Corp. (a)(d)	9,092	$ 13,820
Vista Gold Corp. (a)	9,916	16,659
Worthington Industries, Inc.	9,092	292,581
		2,871,044
Paper & Forest Products - 0.9%
Boise Cascade Co.	2,407	77,096
Buckeye Technologies, Inc.	6,846	257,341
Clearwater Paper Corp. (a)	4,105	188,912
Deltic Timber Corp.	1,888	117,962
Kapstone Paper & Packaging Corp.	7,025	207,800
Louisiana-Pacific Corp. (a)	23,920	433,430
Neenah Paper, Inc.	2,688	77,307
P.H. Glatfelter Co.	7,501	180,024
Resolute Forest Products (a)	14,231	208,200
Schweitzer-Mauduit International, Inc.	5,453	219,701
Wausau-Mosinee Paper Corp.	7,478	76,126
		2,043,899
TOTAL MATERIALS		11,928,767
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	12,399	89,645
Atlantic Tele-Network, Inc.	1,560	79,201
Cbeyond, Inc. (a)	4,891	42,943
Cincinnati Bell, Inc. (a)	34,643	121,943
Cogent Communications Group, Inc.	8,212	235,192
Consolidated Communications Holdings, Inc.	7,176	132,254
FairPoint Communications, Inc. (a)(d)	3,671	29,882
General Communications, Inc. Class A (a)	6,674	64,805
Hawaiian Telcom Holdco, Inc. (a)	1,847	44,642
HickoryTech Corp.	2,179	22,400
IDT Corp. Class B	2,760	40,820
inContact, Inc. (a)	6,464	52,358
Iridium Communications, Inc. (a)(d)	8,480	56,901
Lumos Networks Corp.	2,534	34,184
Neutral Tandem, Inc.	5,122	15,264
ORBCOMM, Inc. (a)	6,401	30,277
Premiere Global Services, Inc. (a)	8,628	96,892
Primus Telecommunications Group, Inc.	2,157	27,113
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Towerstream Corp. (a)	9,292	$ 22,301
VocalTec Communications Ltd. (a)(d)	2,376	39,275
Vonage Holdings Corp. (a)	26,081	79,547
		1,357,839
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,719	16,939
Leap Wireless International, Inc. (a)	9,187	52,550
NTELOS Holdings Corp.	2,717	39,994
Shenandoah Telecommunications Co.	4,072	66,740
USA Mobility, Inc.	3,997	54,239
		230,462
TOTAL TELECOMMUNICATION SERVICES		1,588,301
UTILITIES - 3.4%
Electric Utilities - 1.6%
Allete, Inc.	6,628	340,348
Cleco Corp.	10,539	521,891
El Paso Electric Co.	6,992	261,920
Empire District Electric Co.	7,245	167,142
IDACORP, Inc.	8,708	428,521
MGE Energy, Inc.	3,999	223,344
Otter Tail Corp.	6,326	197,371
PNM Resources, Inc.	13,923	334,291
Portland General Electric Co.	13,067	421,411
UIL Holdings Corp.	8,852	368,597
Unitil Corp.	2,412	73,108
UNS Energy Corp.	6,999	356,669
		3,694,613
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,709	91,192
Delta Natural Gas Co., Inc.	1,097	23,783
Laclede Group, Inc.	3,920	183,103
New Jersey Resources Corp.	7,274	343,333
Northwest Natural Gas Co.	4,695	208,787
Piedmont Natural Gas Co., Inc.	13,108	451,308
South Jersey Industries, Inc.	5,324	328,491
Southwest Gas Corp.	8,002	405,461
WGL Holdings, Inc.	8,964	414,316
		2,449,774
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	3,715	$ 6,836
Atlantic Power Corp.	21,166	99,585
Black Hills Corp.	7,684	360,303
Genie Energy Ltd. Class B	2,521	27,176
Ormat Technologies, Inc.	3,119	67,807
		561,707
Multi-Utilities - 0.3%
Avista Corp.	10,292	288,691
CH Energy Group, Inc.	2,572	167,103
NorthWestern Energy Corp.	6,341	272,790
		728,584
Water Utilities - 0.3%
American States Water Co.	3,248	180,199
Artesian Resources Corp. Class A	1,286	30,311
Cadiz, Inc. (a)	2,023	11,915
California Water Service Group	8,267	165,753
Connecticut Water Service, Inc.	1,902	54,169
Consolidated Water Co., Inc.	2,414	24,068
Middlesex Water Co.	2,827	55,437
SJW Corp.	2,741	69,512
York Water Co.	2,212	41,475
		632,839
TOTAL UTILITIES		8,067,517
TOTAL COMMON STOCKS (Cost $211,421,475)		234,017,466
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 7/25/13 to 9/19/13 (e) (Cost $299,893)	$ 300,000	299,929
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	4,466,032	$ 4,466,032
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,523,370	7,523,370
TOTAL MONEY MARKET FUNDS (Cost $11,989,402)		11,989,402
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $223,710,770)		246,306,797
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(10,475,050)
NET ASSETS - 100%		$ 235,831,747
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 Russell 2000 Index Contracts	June 2013	$ 1,701,180	$ 60,878
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $284,934.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,184
Fidelity Securities Lending Cash Central Fund	172,477
Total	$ 176,661
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,004,875	$ 33,004,875	$ -	$ -
Consumer Staples	8,594,495	8,594,495	-	-
Energy	13,690,519	13,690,519	-	-
Financials	55,850,900	55,850,900	-	-
Health Care	29,073,110	29,073,110	-	-
Industrials	34,420,241	34,420,241	-	-
Information Technology	37,798,741	37,798,741	-	-
Materials	11,928,767	11,928,767	-	-
Telecommunication Services	1,588,301	1,588,301	-	-
Utilities	8,067,517	8,067,517	-	-
U.S. Government and Government Agency Obligations	299,929	-	299,929	-
Money Market Funds	11,989,402	11,989,402	-	-
Total Investments in Securities:	$ 246,306,797	$ 246,006,868	$ 299,929	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 60,878	$ 60,878	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 60,878	$ -
Total Value of Derivatives	$ 60,878	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $7,285,624) - See accompanying schedule: Unaffiliated issuers (cost $211,721,368)	$ 234,317,395
Fidelity Central Funds (cost $11,989,402)	11,989,402
Total Investments (cost $223,710,770)		$ 246,306,797
Cash		3,949
Receivable for investments sold		252,728
Receivable for fund shares sold		858,664
Dividends receivable		87,823
Distributions receivable from Fidelity Central Funds		32,815
Receivable for daily variation margin on futures contracts		27,988
Receivable from investment adviser for expense reductions		24,273
Other receivables		96
Total assets		247,595,133

Liabilities
Payable for investments purchased	$ 4,048,044
Payable for fund shares redeemed	150,315
Accrued management fee	27,568
Other affiliated payables	14,089
Collateral on securities loaned, at value	7,523,370
Total liabilities		11,763,386

Net Assets		$ 235,831,747
Net Assets consist of:
Paid in capital		$ 211,668,501
Undistributed net investment income		701,142
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		805,185
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,656,919
Net Assets		$ 235,831,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($8,079,017 ÷ 594,620 shares)	$ 13.59

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($197,995,072 ÷ 14,552,519 shares)	$ 13.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,675,315 ÷ 2,033,670 shares)	$ 13.61

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,082,343 ÷ 153,013 shares)	$ 13.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 1,758,556
Interest		264
Income from Fidelity Central Funds (including $172,477 from security lending)		176,661
Total income		1,935,481

Expenses
Management fee	$ 159,926
Transfer agent fees	94,784
Independent trustees' compensation	335
Miscellaneous	236
Total expenses before reductions	255,281
Expense reductions	(107,662)	147,619
Net investment income (loss)		1,787,862
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	856,063
Foreign currency transactions	(29)
Futures contracts	309,346
Total net realized gain (loss)		1,165,380
Change in net unrealized appreciation (depreciation) on: Investment securities	20,048,431
Assets and liabilities in foreign currencies	13
Futures contracts	48,700
Total change in net unrealized appreciation (depreciation)		20,097,144
Net gain (loss)		21,262,524
Net increase (decrease) in net assets resulting from operations		$ 23,050,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2013	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,787,862	$ 174,118
Net realized gain (loss)	1,165,380	166,114
Change in net unrealized appreciation (depreciation)	20,097,144	2,559,775
Net increase (decrease) in net assets resulting from operations	23,050,386	2,900,007
Distributions to shareholders from net investment income	(1,161,877)	(62,637)
Distributions to shareholders from net realized gain	(472,451)	-
Total distributions	(1,634,328)	(62,637)
Share transactions - net increase (decrease)	177,215,771	34,272,912
Redemption fees	85,469	4,167
Total increase (decrease) in net assets	198,717,298	37,114,449

Net Assets
Beginning of period	37,114,449	-
End of period (including undistributed net investment income of $701,142 and undistributed net investment income of $102,435, respectively)	$ 235,831,747	$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.09
Net realized and unrealized gain (loss)	1.85	1.73
Total from investment operations	2.03	1.82
Distributions from net investment income	(.14)	(.04)
Distributions from net realized gain	(.08)	-
Total distributions	(.23) J	(.04)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.59	$ 11.78
Total Return B, C	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36%	.36% A
Expenses net of fee waivers, if any	.29%	.31% A
Expenses net of all reductions	.29%	.31% A
Net investment income (loss)	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,079	$ 12,116
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.10
Net realized and unrealized gain (loss)	1.84	1.73
Total from investment operations	2.05	1.83
Distributions from net investment income	(.15)	(.04)
Distributions from net realized gain	(.08)	-
Total distributions	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.61	$ 11.79
Total Return B, C	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23%	.23% A
Expenses net of fee waivers, if any	.12%	.17% A
Expenses net of all reductions	.12%	.17% A
Net investment income (loss)	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,995	$ 23,851
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.10
Net realized and unrealized gain (loss)	1.82	1.74
Total from investment operations	2.04	1.84
Distributions from net investment income	(.15)	(.04)
Distributions from net realized gain	(.08)	-
Total distributions	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.61	$ 11.80
Total Return B, C	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17% A
Expenses net of fee waivers, if any	.10%	.13% A
Expenses net of all reductions	.10%	.13% A
Net investment income (loss)	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,675	$ 574
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.10
Net realized and unrealized gain (loss)	1.81	1.75
Total from investment operations	2.04	1.85
Distributions from net investment income	(.16)	(.05)
Distributions from net realized gain	(.08)	-
Total distributions	(.24)	(.05)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.61	$ 11.80
Total Return B, C	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15% A
Expenses net of fee waivers, if any	.06%	.11% A
Expenses net of all reductions	.06%	.11% A
Net investment income (loss)	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,082	$ 574
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds' claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 225,557,087	$ 31,553,088	$ (4,012,660)	$ 27,540,428
Spartan Small Cap Index Fund	223,888,089	30,762,678	(8,343,970)	22,418,708

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Mid Cap Index Fund	$ 866,938	$ 256,921	$ 27,540,428
Spartan Small Cap Index Fund	1,342,943	401,580	22,418,723

The tax character of distributions paid was as follows:

April 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 1,511,104	$ 48,083	$ 1,559,187
Spartan Small Cap Index Fund	1,557,294	77,034	1,634,328
April, 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 66,999	$ -	$ 66,999
Spartan Small Cap Index Fund	62,637	-	62,637

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on each Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ 209,997	$ 26,757
Totals (a)	$ 209,997	$ 26,757
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 309,346	$ 48,700
Totals (a)	$ 309,346	$ 48,700

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	182,068,932	5,602,612
Spartan Small Cap Index Fund	188,299,991	11,308,663

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 20,185
Fidelity Advantage Class	53,135
Institutional Class	6,296
$ 79,616
Spartan Small Cap Index Fund
Investor Class	$ 32,677
Fidelity Advantage Class	58,633
Institutional Class	3,474
$ 94,784

Annual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 240
Spartan Small Cap Index Fund	236

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.26% / .22%*	$ 7,619
Fidelity Advantage Class	.12% / .08%*	72,232
Institutional Class	.08% / .06%*	21,877
Fidelity Advantage Institutional Class	.06% / .04%*	173
Spartan Small Cap Index Fund
Investor Class	.31% / .23%*	10,692
Fidelity Advantage Class	.17% / .09%*	83,965
Institutional Class	.13% / .07%*	12,614
Fidelity Advantage Institutional Class	.11% / .05%*	353

* Expense limitation effective January 1, 2013.

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Mid Cap Index Fund	$ 8
Spartan Small Cap Index Fund	33

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 13
Spartan Small Cap Index Fund	5

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 181,075	$ 6,655
Fidelity Advantage Class	632,380	34,019
Institutional Class	434,898	13,080
Fidelity Advantage Institutional Class	1,556	13,245
Total	$ 1,249,909	$ 66,999

Annual Report

10. Distributions to Shareholders - continued

Years ended April 30,	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
From net realized gain
Investor Class	$ 48,809	$ -
Fidelity Advantage Class	153,239	-
Institutional Class	106,819	-
Fidelity Advantage Institutional Class	411	-
Total	$ 309,278	$ -
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 277,125	$ 8,321
Fidelity Advantage Class	634,304	31,978
Institutional Class	249,021	11,085
Fidelity Advantage Institutional Class	1,427	11,253
Total	$ 1,161,877	$ 62,637
From net realized gain
Investor Class	$ 131,295	$ -
Fidelity Advantage Class	272,422	-
Institutional Class	67,976	-
Fidelity Advantage Institutional Class	758	-
Total	$ 472,451	$ -

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2013	Period ended April 30, 2012 A	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,525,867	1,073,102	$ 18,496,025	$ 11,607,584
Reinvestment of distributions	19,079	599	221,467	6,228
Shares redeemed	(1,835,715)	(406,668)	(22,959,696)	(4,362,958)
Net increase (decrease)	(290,769)	667,033	$ (4,242,204)	$ 7,250,854
Fidelity Advantage Class
Shares sold	14,053,402	2,236,312	$ 177,019,830	$ 24,308,504
Reinvestment of distributions	65,424	3,211	762,511	33,395
Shares redeemed	(1,205,869)	(623,558)	(14,930,620)	(6,714,796)
Net increase (decrease)	12,912,957	1,615,965	$ 162,851,721	$ 17,627,103

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2013	Period ended April 30, 2012 A	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
Institutional Class
Shares sold	1,830,971	2,095,745	$ 21,586,198	$ 22,346,011
Reinvestment of distributions	46,616	1,258	541,717	13,080
Shares redeemed	(389,894)	(445,813)	(4,722,707)	(4,907,524)
Net increase (decrease)	1,487,693	1,651,190	$ 17,405,208	$ 17,451,567
Fidelity Advantage Institutional Class
Shares sold	63,424	259,312	$ 838,572	$ 2,600,406
Reinvestment of distributions	170	1,274	1,967	13,245
Shares redeemed	(92)	(251,275)	(1,227)	(2,668,444)
Net increase (decrease)	63,502	9,311	$ 839,312	$ (54,793)
Spartan Small Cap Index Fund
Investor Class
Shares sold	2,346,240	1,370,303	$ 28,485,122	$ 15,166,122
Reinvestment of distributions	33,919	719	393,310	7,701
Shares redeemed	(2,813,647)	(342,914)	(35,532,992)	(3,653,649)
Net increase (decrease)	(433,488)	1,028,108	$ (6,654,560)	$ 11,520,174
Fidelity Advantage Class
Shares sold	14,023,492	2,460,346	$ 177,473,307	$ 27,426,525
Reinvestment of distributions	74,690	2,986	868,118	31,978
Shares redeemed	(1,567,890)	(441,105)	(19,233,828)	(5,076,161)
Net increase (decrease)	12,530,292	2,022,227	$ 159,107,597	$ 22,382,342
Institutional Class
Shares sold	2,259,186	250,001	$ 26,761,565	$ 2,500,010
Reinvestment of distributions	26,937	1,035	316,997	11,085
Shares redeemed	(301,107)	(202,382)	(3,776,948)	(2,325,911)
Net increase (decrease)	1,985,016	48,654	$ 23,301,614	$ 185,184
Fidelity Advantage Institutional Class
Shares sold	144,033	250,000	$ 1,921,456	$ 2,500,010
Reinvestment of distributions	190	1,051	2,185	11,253
Shares redeemed	(39,867)	(202,394)	(462,521)	(2,326,051)
Net increase (decrease)	104,356	48,657	$ 1,461,120	$ 185,212

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

Annual Report

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), funds of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to April 30, 2012. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, funds of Fidelity Salem Street Trust as of April 30, 2013, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of the North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/10/2013	06/07/2013	$0.02400	$0.020
Fidelity Advantage Class	06/10/2013	06/07/2013	$0.03315	$0.020
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/10/2013	06/07/2013	$0.02600	$0.052
Fidelity Advantage Class	06/10/2013	06/07/2013	$0.03531	$0.052

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$279,735
Spartan Small Cap Index Fund	455,073

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	June 2012	December 2012
Spartan Mid Cap Index Fund
Investor Class	74%	73%
Fidelity Advantage Class	71%	69%
Spartan Small Cap Index Fund
Investor Class	40%	72%
Fidelity Advantage Class	39%	68%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	June 2012	December 2012
Spartan Mid Cap Index Fund
Investor Class	79%	78%
Fidelity Advantage Class	76%	74%
Spartan Small Cap Index Fund
Investor Class	43%	75%
Fidelity Advantage Class	42%	71%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-SCX-UANN-0613
1.929311.101

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Spartan Mid Cap Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,188.10	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,188.70	$ .43
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,188.90	$ .38
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,189.10	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Spartan Small Cap Index Fund
Investor Class	.27%
Actual		$ 1,000.00	$ 1,166.20	$ 1.45**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,166.80	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.09%
Actual		$ 1,000.00	$ 1,167.00	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,167.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

** If fees and changes to the Class' contractual expenses effective January 1, 2013, had been in effect during the entire period, the annualized expense ratio would have been .23% and the expenses paid in the actual and hypothetical examples above would have been $1.24 and $1.15, respectively.

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fund A
Institutional Class	19.04%	22.70%
Fidelity Advantage® Institutional Class	19.06%	22.72%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks entered its fifth year and two major equity benchmarks reached record territory during the 12 months ending April 30, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 16.89%, closing at a new all-time high, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 15.39% for the full 12 months. The growth-oriented Nasdaq Composite Index® advanced a more modest 10.78%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with nine of the 10 sectors in the S&P 500® posting a double-digit increase, led by health care and telecommunication services, while information technology added only about 2%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index returning 19.53%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Mid Cap Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 19.04% and 19.06%, respectively, in line with the benchmark Russell Midcap® Index, which returned 19.20%. The strongest-performing sector in the benchmark was telecommunication services, led by Sprint Nextel, which rose after an acquisition offer by DISH Network. Several energy names did particularly well, especially Marathon Petroleum and Valero Energy. In health care, drugmaker Vertex Pharmaceuticals saw its stock soar after the company announced positive data from a clinical trial of its cystic fibrosis drug. Online streaming and DVD rental service Netflix also did very well, thanks to strong profits and subscriber growth. In contrast, the biggest absolute detractor of the period was Cliffs Natural Resources, a mining and natural resources company whose shares were down roughly 64%. In the information technology sector - with a gain of about 7%, the weakest-performing group in the benchmark - F5 Networks, a maker of networking technology, reported much-worse-than-expected fiscal second-quarter earnings. Also hurting results was Herbalife, a maker of nutrition and personal care products.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Eaton Corp. PLC	0.6	0.7
Marathon Petroleum Corp.	0.5	0.4
HCP, Inc.	0.5	0.5
H.J. Heinz Co.	0.5	0.4
Ventas, Inc.	0.5	0.4
Crown Castle International Corp.	0.5	0.5
Valero Energy Corp.	0.5	0.4
Sprint Nextel Corp.	0.4	0.4
PPG Industries, Inc.	0.4	0.4
International Paper Co.	0.4	0.4
	4.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	19.7
Consumer Discretionary	16.6	16.8
Industrials	12.7	12.7
Information Technology	12.6	12.6
Health Care	9.8	9.6
Energy	7.3	7.2
Consumer Staples	6.3	6.2
Utilities	6.1	6.0
Materials	5.8	6.2
Telecommunication Services	1.6	1.7

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.9%
Allison Transmission Holdings, Inc.	1,277	$ 29,128
BorgWarner, Inc. (a)	5,702	445,725
Delphi Automotive PLC	16,452	760,247
Gentex Corp.	7,112	160,020
Lear Corp.	4,839	279,597
The Goodyear Tire & Rubber Co. (a)	12,353	154,351
TRW Automotive Holdings Corp. (a)	5,026	301,912
Visteon Corp. (a)	2,587	152,090
		2,283,070
Automobiles - 0.4%
Harley-Davidson, Inc.	11,610	634,487
Tesla Motors, Inc. (a)(d)	3,559	192,150
Thor Industries, Inc.	2,131	79,039
		905,676
Distributors - 0.4%
Genuine Parts Co.	7,805	595,756
LKQ Corp. (a)	14,699	353,952
		949,708
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,828	88,690
DeVry, Inc.	3,348	93,777
H&R Block, Inc.	13,693	379,844
ITT Educational Services, Inc. (a)	1,261	23,089
Service Corp. International	10,861	183,334
Weight Watchers International, Inc.	1,369	57,731
		826,465
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. (a)	2,014	107,306
Brinker International, Inc.	3,492	135,839
Chipotle Mexican Grill, Inc. (a)	1,593	578,562
Choice Hotels International, Inc.	1,374	53,668
Darden Restaurants, Inc.	6,420	331,465
Dunkin' Brands Group, Inc.	3,621	140,531
Hyatt Hotels Corp. Class A (a)	2,267	96,756
International Game Technology	13,321	225,791
Marriott International, Inc. Class A	11,975	515,644
MGM Mirage, Inc. (a)	19,837	280,098
Norwegian Cruise Line Holdings Ltd.	1,325	41,088
Panera Bread Co. Class A (a)	1,413	250,426
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc. (a)	3,321	$ 194,445
Royal Caribbean Cruises Ltd.	7,609	277,957
Starwood Hotels & Resorts Worldwide, Inc.	9,926	640,426
Wendy's Co.	13,946	79,353
Wyndham Worldwide Corp.	6,819	409,686
Wynn Resorts Ltd.	4,005	549,887
		4,908,928
Household Durables - 1.6%
D.R. Horton, Inc.	13,845	361,078
Garmin Ltd.	5,468	191,817
Harman International Industries, Inc.	3,568	159,525
Jarden Corp. (a)	5,907	265,874
Leggett & Platt, Inc.	6,957	224,294
Lennar Corp. Class A	8,067	332,522
Mohawk Industries, Inc. (a)	2,839	314,788
Newell Rubbermaid, Inc.	14,434	380,192
NVR, Inc. (a)	252	259,560
PulteGroup, Inc. (a)	17,037	357,607
Tempur-Pedic International, Inc. (a)	3,015	146,228
Toll Brothers, Inc. (a)	7,144	245,111
Tupperware Brands Corp.	2,783	223,475
Whirlpool Corp.	3,848	439,749
		3,901,820
Internet & Catalog Retail - 0.7%
Expedia, Inc.	4,381	244,635
Groupon, Inc. Class A (a)(d)	1,890	11,529
HomeAway, Inc. (a)	1,585	48,422
Liberty Media Corp.:
Interactive Series A (a)	27,914	594,289
Series A (a)	1,894	139,152
Netflix, Inc. (a)	2,791	603,051
TripAdvisor, Inc. (a)	4,328	227,566
		1,868,644
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	5,791	274,320
Mattel, Inc.	17,077	779,736
Polaris Industries, Inc.	3,222	277,704
		1,331,760
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.0%
AMC Networks, Inc. Class A (a)	2,843	$ 179,137
Cablevision Systems Corp. - NY Group Class A	10,092	149,967
Charter Communications, Inc. Class A (a)	2,411	242,884
Cinemark Holdings, Inc.	5,762	177,988
Clear Channel Outdoor Holding, Inc. Class A (a)	1,845	13,339
Discovery Communications, Inc. (a)	11,947	941,663
DISH Network Corp. Class A	10,179	398,915
DreamWorks Animation SKG, Inc. Class A (a)	3,490	67,287
Gannett Co., Inc.	11,631	234,481
Interpublic Group of Companies, Inc.	20,710	286,626
John Wiley & Sons, Inc. Class A	2,370	90,463
Lamar Advertising Co. Class A (a)	3,894	182,317
Liberty Global, Inc. Class A (a)	13,138	950,797
Liberty Media Corp. Class A (a)	5,436	624,488
Morningstar, Inc.	1,157	76,374
Omnicom Group, Inc.	13,380	799,723
Pandora Media, Inc. (a)(d)	4,935	68,745
Regal Entertainment Group Class A	4,148	74,415
Scripps Networks Interactive, Inc. Class A	4,251	283,032
Sirius XM Radio, Inc.	189,331	615,326
Starz - Liberty Capital Series A (a)	5,411	126,509
The Madison Square Garden Co. Class A (a)	3,036	182,980
Virgin Media, Inc.	13,926	679,310
Washington Post Co. Class B	208	92,215
		7,538,981
Multiline Retail - 1.5%
Big Lots, Inc. (a)	3,000	109,260
Dillard's, Inc. Class A	1,470	121,143
Dollar General Corp. (a)	9,209	479,697
Dollar Tree, Inc. (a)	11,656	554,359
Family Dollar Stores, Inc.	4,829	296,356
J.C. Penney Co., Inc. (d)	7,951	130,555
Kohl's Corp.	11,557	543,872
Macy's, Inc.	19,434	866,756
Nordstrom, Inc.	7,412	419,445
Sears Holdings Corp. (a)	1,818	93,336
		3,614,779
Specialty Retail - 4.1%
Aarons, Inc. Class A	3,881	111,424
Abercrombie & Fitch Co. Class A	4,014	198,934
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	3,685	$ 309,098
American Eagle Outfitters, Inc.	9,847	191,524
Ascena Retail Group, Inc. (a)	6,153	113,831
AutoNation, Inc. (a)	1,749	79,597
AutoZone, Inc. (a)	1,808	739,635
Bed Bath & Beyond, Inc. (a)	11,644	801,107
Best Buy Co., Inc.	13,440	349,306
CarMax, Inc. (a)	11,367	523,337
Chico's FAS, Inc.	8,480	154,930
Dick's Sporting Goods, Inc.	4,616	222,030
DSW, Inc. Class A	1,689	111,677
Foot Locker, Inc.	7,556	263,478
GameStop Corp. Class A (d)	6,107	213,134
Gap, Inc.	14,856	564,379
GNC Holdings, Inc.	3,468	157,204
Guess?, Inc.	3,038	84,092
L Brands, Inc.	12,025	606,180
O'Reilly Automotive, Inc. (a)	5,546	595,197
PetSmart, Inc.	5,314	362,627
Ross Stores, Inc.	11,357	750,357
Sally Beauty Holdings, Inc. (a)	7,732	232,424
Sears Hometown & Outlet Stores, Inc. (a)	422	18,825
Signet Jewelers Ltd.	4,253	292,309
Staples, Inc.	34,371	455,072
Tiffany & Co., Inc.	6,313	465,142
Tractor Supply Co.	3,590	384,740
Ulta Salon, Cosmetics & Fragrance, Inc.	3,134	274,695
Urban Outfitters, Inc. (a)	5,300	219,632
Williams-Sonoma, Inc.	4,399	236,138
		10,082,055
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	2,383	155,824
Deckers Outdoor Corp. (a)	1,754	96,680
Fossil, Inc. (a)	2,746	269,438
Hanesbrands, Inc.	4,863	243,928
Michael Kors Holdings Ltd. (a)	4,259	242,507
PVH Corp.	3,885	448,368
Ralph Lauren Corp.	3,076	558,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	3,875	$ 221,185
VF Corp.	4,399	783,990
		3,020,460
TOTAL CONSUMER DISCRETIONARY		41,232,346
CONSUMER STAPLES - 6.3%
Beverages - 1.3%
Beam, Inc.	7,912	511,986
Brown-Forman Corp. Class B (non-vtg.)	7,535	531,218
Coca-Cola Enterprises, Inc.	14,016	513,406
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,363	363,364
Dr. Pepper Snapple Group, Inc.	10,645	519,795
Molson Coors Brewing Co. Class B	6,389	329,672
Monster Beverage Corp. (a)	6,759	381,208
		3,150,649
Food & Staples Retailing - 0.8%
Fresh Market, Inc. (a)	1,420	58,121
Kroger Co.	26,436	908,870
Safeway, Inc.	12,012	270,510
Whole Foods Market, Inc.	9,205	812,986
		2,050,487
Food Products - 3.0%
Bunge Ltd.	7,283	525,905
Campbell Soup Co.	8,795	408,176
ConAgra Foods, Inc.	20,876	738,384
Dean Foods Co. (a)	9,213	176,337
Flowers Foods, Inc.	5,599	184,431
Green Mountain Coffee Roasters, Inc. (a)	6,870	394,338
H.J. Heinz Co.	16,021	1,160,241
Hillshire Brands Co.	5,922	212,659
Hormel Foods Corp.	6,733	277,871
Ingredion, Inc.	3,826	275,510
McCormick & Co., Inc. (non-vtg.)	6,676	480,271
Mead Johnson Nutrition Co. Class A	10,229	829,470
Smithfield Foods, Inc. (a)	6,934	177,510
The Hershey Co.	7,528	671,196
The J.M. Smucker Co.	5,629	581,082
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	14,497	$ 357,061
WhiteWave Foods Co.	1,182	19,988
		7,470,430
Household Products - 0.5%
Church & Dwight Co., Inc.	6,920	442,119
Clorox Co.	6,528	563,040
Energizer Holdings, Inc.	3,104	299,815
		1,304,974
Personal Products - 0.4%
Avon Products, Inc.	21,693	502,410
Herbalife Ltd. (d)	5,410	214,831
Nu Skin Enterprises, Inc. Class A	2,652	134,536
		851,777
Tobacco - 0.3%
Lorillard, Inc.	19,641	842,402
TOTAL CONSUMER STAPLES		15,670,719
ENERGY - 7.3%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	2,825	138,566
Cameron International Corp. (a)	12,355	760,450
Carbo Ceramics, Inc.	1,016	71,780
Diamond Offshore Drilling, Inc.	3,418	236,184
Dresser-Rand Group, Inc. (a)	3,774	209,872
Era Group, Inc. (a)	1,083	24,747
FMC Technologies, Inc. (a)	12,001	651,654
Helmerich & Payne, Inc.	4,819	282,490
McDermott International, Inc. (a)	11,692	124,871
Nabors Industries Ltd.	14,465	213,937
Oceaneering International, Inc.	5,457	382,918
Oil States International, Inc. (a)	2,731	244,042
Patterson-UTI Energy, Inc.	7,329	154,569
Rowan Companies PLC (a)	6,210	202,011
RPC, Inc.	3,013	39,892
SEACOR Holdings, Inc.	998	71,966
Superior Energy Services, Inc. (a)	7,888	217,630
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	2,595	$ 136,108
Unit Corp. (a)	2,448	102,889
		4,266,576
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	11,213	83,200
Cabot Oil & Gas Corp.	10,529	716,498
Cheniere Energy, Inc. (a)	10,725	305,448
Chesapeake Energy Corp.	33,251	649,725
Cimarex Energy Co.	4,291	314,015
Cobalt International Energy, Inc. (a)	9,180	256,489
Concho Resources, Inc. (a)	5,188	446,842
CONSOL Energy, Inc.	11,351	381,848
Continental Resources, Inc. (a)	2,115	169,031
Denbury Resources, Inc. (a)	19,445	347,871
Energen Corp.	3,645	172,846
EQT Corp.	6,618	497,144
EXCO Resources, Inc. (d)	6,334	45,985
Golar LNG Ltd. (NASDAQ)	2,231	74,560
HollyFrontier Corp.	10,398	514,181
Kosmos Energy Ltd. (a)	3,428	37,674
Laredo Petroleum Holdings, Inc. (a)	1,049	18,043
Marathon Petroleum Corp.	17,080	1,338,389
Murphy Oil Corp.	9,741	604,819
Newfield Exploration Co. (a)	6,684	145,644
Noble Energy, Inc.	8,912	1,009,640
PBF Energy, Inc. Class A	1,118	34,043
Peabody Energy Corp.	13,691	274,641
Pioneer Natural Resources Co.	6,706	819,674
Plains Exploration & Production Co. (a)	6,471	292,489
QEP Resources, Inc.	8,975	257,672
Range Resources Corp.	8,146	598,894
SandRidge Energy, Inc. (a)(d)	24,308	124,943
SM Energy Co.	3,221	196,481
Southwestern Energy Co. (a)	17,524	655,748
Teekay Corp.	1,843	65,611
Tesoro Corp.	7,000	373,800
Ultra Petroleum Corp. (a)	7,723	165,272
Valero Energy Corp.	27,716	1,117,509
Whiting Petroleum Corp. (a)	5,906	262,817
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	3,624	$ 146,953
WPX Energy, Inc. (a)	9,995	156,222
		13,672,661
TOTAL ENERGY		17,939,237
FINANCIALS - 20.5%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	2,557	398,074
American Capital Ltd. (a)	15,706	237,632
Ameriprise Financial, Inc.	10,402	775,261
Ares Capital Corp.	13,416	243,635
E*TRADE Financial Corp. (a)	14,460	148,793
Eaton Vance Corp. (non-vtg.)	5,759	229,669
Federated Investors, Inc. Class B (non-vtg.) (d)	4,533	104,078
Invesco Ltd.	22,495	713,991
Janus Capital Group, Inc.	9,580	85,454
Lazard Ltd. Class A	5,757	195,162
Legg Mason, Inc.	6,584	209,766
LPL Financial	2,540	87,782
Northern Trust Corp.	10,822	583,522
Raymond James Financial, Inc.	5,720	236,922
SEI Investments Co.	6,916	198,213
T. Rowe Price Group, Inc.	12,786	926,985
TD Ameritrade Holding Corp.	11,554	230,040
Waddell & Reed Financial, Inc. Class A	4,359	186,870
		5,791,849
Commercial Banks - 2.9%
Associated Banc-Corp.	8,685	123,935
Bank of Hawaii Corp.	2,329	111,070
BankUnited, Inc.	1,930	48,926
BOK Financial Corp.	1,287	80,425
CapitalSource, Inc.	10,557	94,485
CIT Group, Inc. (a)	10,017	425,823
City National Corp.	2,297	131,457
Comerica, Inc.	9,789	354,851
Commerce Bancshares, Inc.	3,981	159,678
Cullen/Frost Bankers, Inc.	2,686	162,261
East West Bancorp, Inc.	7,020	170,797
Fifth Third Bancorp	46,083	784,793
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	254	$ 47,351
First Horizon National Corp.	12,472	129,709
First Niagara Financial Group, Inc.	17,778	169,069
First Republic Bank	5,119	194,420
Fulton Financial Corp.	10,048	111,131
Huntington Bancshares, Inc.	43,154	309,414
KeyCorp	47,820	476,765
M&T Bank Corp.	6,339	635,168
Popular, Inc. (a)	5,084	144,843
Regions Financial Corp.	70,839	601,423
Signature Bank (a)	2,451	175,516
SunTrust Banks, Inc.	26,973	788,960
SVB Financial Group (a)	2,230	158,575
Synovus Financial Corp. (d)	39,767	106,973
TCF Financial Corp.	8,083	117,608
Valley National Bancorp	9,795	88,057
Zions Bancorporation	9,170	225,765
		7,129,248
Consumer Finance - 0.2%
SLM Corp.	23,256	480,236
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	4,414	165,657
Interactive Brokers Group, Inc.	2,011	30,286
IntercontinentalExchange, Inc. (a)	3,651	594,857
Leucadia National Corp.	15,690	484,664
McGraw-Hill Companies, Inc.	14,037	759,542
Moody's Corp.	9,857	599,798
MSCI, Inc. Class A (a)	6,079	207,294
NYSE Euronext	12,675	491,917
The NASDAQ Stock Market, Inc.	5,845	172,311
		3,506,326
Insurance - 4.4%
Alleghany Corp. (a)	843	331,923
Allied World Assurance Co. Holdings Ltd.	1,823	165,547
American Financial Group, Inc.	3,924	189,411
American National Insurance Co.	384	36,108
Aon PLC	16,007	966,022
Arch Capital Group Ltd. (a)	6,801	360,861
Arthur J. Gallagher & Co.	5,867	249,054
Aspen Insurance Holdings Ltd.	3,526	134,658
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	4,066	$ 193,298
Assured Guaranty Ltd.	8,571	176,820
Axis Capital Holdings Ltd.	5,142	229,487
Brown & Brown, Inc.	5,820	180,362
Cincinnati Financial Corp.	7,260	355,087
CNA Financial Corp.	1,345	45,340
Endurance Specialty Holdings Ltd.	2,141	104,845
Erie Indemnity Co. Class A	1,289	102,566
Everest Re Group Ltd.	2,623	354,079
Fidelity National Financial, Inc. Class A	11,081	297,525
Genworth Financial, Inc. Class A (a)	24,488	245,615
Hanover Insurance Group, Inc.	2,218	111,854
Hartford Financial Services Group, Inc.	22,095	620,649
HCC Insurance Holdings, Inc.	5,047	215,002
Kemper Corp.	2,493	79,427
Lincoln National Corp.	14,021	476,854
Markel Corp. (a)	486	260,618
MBIA, Inc. (a)	7,079	66,967
Mercury General Corp.	1,300	59,423
Old Republic International Corp.	13,002	175,527
PartnerRe Ltd.	3,076	290,190
Principal Financial Group, Inc.	15,033	542,691
ProAssurance Corp.	3,020	147,950
Progressive Corp.	30,534	772,205
Protective Life Corp.	3,984	151,631
Reinsurance Group of America, Inc.	3,668	229,433
RenaissanceRe Holdings Ltd.	2,209	207,403
StanCorp Financial Group, Inc.	2,230	96,291
Torchmark Corp.	4,624	287,012
Unum Group	13,425	374,423
Validus Holdings Ltd.	5,171	199,652
W.R. Berkley Corp.	5,498	238,723
White Mountains Insurance Group Ltd.	284	164,240
XL Group PLC Class A	14,738	458,941
		10,945,714
Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	3,096	225,296
American Campus Communities, Inc.	5,161	230,387
American Capital Agency Corp.	19,897	662,769
Annaly Capital Management, Inc.	48,874	779,052
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co. Class A	7,172	$ 223,121
AvalonBay Communities, Inc.	5,740	763,650
BioMed Realty Trust, Inc.	9,322	209,838
Boston Properties, Inc.	7,508	821,600
Brandywine Realty Trust (SBI)	7,862	117,380
BRE Properties, Inc.	3,855	194,600
Camden Property Trust (SBI)	4,230	305,998
CBL & Associates Properties, Inc.	7,414	178,974
Chimera Investment Corp.	51,546	170,102
CommonWealth REIT	5,831	130,206
Corporate Office Properties Trust (SBI)	4,277	123,990
Corrections Corp. of America	5,034	182,231
DDR Corp.	11,834	217,036
Digital Realty Trust, Inc.	6,409	451,963
Douglas Emmett, Inc.	6,979	182,640
Duke Realty LP	16,007	282,363
Equity Lifestyle Properties, Inc.	2,072	168,350
Essex Property Trust, Inc.	1,907	299,494
Extra Space Storage, Inc.	5,501	239,734
Federal Realty Investment Trust (SBI)	3,222	377,006
General Growth Properties, Inc.	26,524	602,625
Hatteras Financial Corp.	4,840	132,277
HCP, Inc.	22,608	1,205,006
Health Care REIT, Inc.	12,965	971,986
Home Properties, Inc.	2,581	166,371
Hospitality Properties Trust (SBI)	7,001	205,899
Host Hotels & Resorts, Inc.	36,096	659,474
Kilroy Realty Corp.	3,734	211,307
Kimco Realty Corp.	20,443	486,135
Liberty Property Trust (SBI)	5,159	221,785
Mack-Cali Realty Corp.	4,460	123,854
MFA Financial, Inc.	17,932	166,230
Mid-America Apartment Communities, Inc.	2,088	143,508
National Retail Properties, Inc.	5,865	232,723
Piedmont Office Realty Trust, Inc. Class A	8,635	177,190
Plum Creek Timber Co., Inc.	8,133	419,175
Post Properties, Inc.	2,746	135,735
Prologis, Inc.	23,065	967,577
Rayonier, Inc.	6,108	362,937
Realty Income Corp.	9,854	502,258
Regency Centers Corp.	4,539	255,364
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Properties America, Inc.	4,415	$ 67,594
Senior Housing Properties Trust (SBI)	9,442	268,436
SL Green Realty Corp.	4,462	404,703
Tanger Factory Outlet Centers, Inc.	4,641	172,274
Taubman Centers, Inc.	2,959	253,024
The Macerich Co.	6,666	466,953
UDR, Inc.	12,384	304,399
Ventas, Inc.	14,457	1,151,211
Vornado Realty Trust	9,310	815,184
Weingarten Realty Investors (SBI)	6,102	207,895
Weyerhaeuser Co.	26,946	822,122
		20,820,991
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	2,103	71,628
CBRE Group, Inc. (a)	16,361	396,263
Forest City Enterprises, Inc. Class A (a)	7,449	139,073
Howard Hughes Corp. (a)	1,367	129,017
Jones Lang LaSalle, Inc.	2,183	216,161
Realogy Holdings Corp.	2,461	118,128
The St. Joe Co. (a)	3,356	65,677
		1,135,947
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	7,723	91,440
Hudson City Bancorp, Inc.	26,316	218,686
New York Community Bancorp, Inc.	22,024	298,425
People's United Financial, Inc.	16,703	219,811
TFS Financial Corp. (a)	4,259	46,295
Washington Federal, Inc.	5,389	92,529
		967,186
TOTAL FINANCIALS		50,777,497
HEALTH CARE - 9.8%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	9,631	943,838
ARIAD Pharmaceuticals, Inc. (a)	9,148	163,475
BioMarin Pharmaceutical, Inc. (a)	6,091	399,570
Incyte Corp. (a)(d)	4,854	107,516
Medivation, Inc. (a)	3,613	190,441
Myriad Genetics, Inc. (a)	3,983	110,927
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Onyx Pharmaceuticals, Inc. (a)	3,581	$ 339,479
Regeneron Pharmaceuticals, Inc. (a)	3,873	833,237
United Therapeutics Corp. (a)	2,418	161,474
Vertex Pharmaceuticals, Inc. (a)	10,583	812,986
		4,062,943
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	3,977	102,129
Boston Scientific Corp. (a)	68,230	511,043
C.R. Bard, Inc.	4,209	418,206
CareFusion Corp. (a)	11,039	369,144
DENTSPLY International, Inc.	7,084	300,007
Edwards Lifesciences Corp. (a)	5,718	364,751
Hill-Rom Holdings, Inc.	3,045	103,743
Hologic, Inc. (a)	13,189	268,660
IDEXX Laboratories, Inc. (a)	2,740	241,010
ResMed, Inc.	7,114	341,614
Sirona Dental Systems, Inc. (a)	2,779	204,368
St. Jude Medical, Inc.	14,205	585,530
Teleflex, Inc.	2,045	159,776
The Cooper Companies, Inc.	2,352	259,661
Thoratec Corp. (a)	2,896	104,835
Varian Medical Systems, Inc. (a)	5,561	362,244
Zimmer Holdings, Inc.	8,647	661,063
		5,357,784
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	11,814	639,374
Brookdale Senior Living, Inc. (a)	4,807	123,973
Catamaran Corp. (a)	10,282	593,681
CIGNA Corp.	14,444	955,759
Community Health Systems, Inc.	4,556	207,617
Coventry Health Care, Inc.	6,750	334,463
DaVita, Inc. (a)	4,723	560,384
HCA Holdings, Inc.	8,237	328,574
Health Management Associates, Inc. Class A (a)	12,997	149,336
Health Net, Inc. (a)	4,153	122,098
Henry Schein, Inc. (a)	4,523	408,879
Humana, Inc.	8,198	607,554
Laboratory Corp. of America Holdings (a)	4,859	453,636
LifePoint Hospitals, Inc. (a)	2,456	117,888
MEDNAX, Inc. (a)	2,453	217,655
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	5,207	$ 227,910
Patterson Companies, Inc.	4,657	176,733
Quest Diagnostics, Inc.	7,910	445,570
Tenet Healthcare Corp. (a)	5,159	234,012
Universal Health Services, Inc. Class B	4,469	297,591
VCA Antech, Inc. (a)	4,375	105,438
		7,308,125
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	8,505	117,709
Cerner Corp. (a)	7,274	703,905
		821,614
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	17,429	722,258
Bio-Rad Laboratories, Inc. Class A (a)	1,030	123,343
Bruker BioSciences Corp. (a)	4,715	83,786
Charles River Laboratories International, Inc. (a)	2,441	106,159
Covance, Inc. (a)	2,771	206,606
Illumina, Inc. (a)	6,158	398,361
Life Technologies Corp. (a)	8,963	660,483
Mettler-Toledo International, Inc. (a)	1,566	327,231
PerkinElmer, Inc.	5,739	175,900
QIAGEN NV (a)	11,736	233,312
Techne Corp.	1,831	117,440
Waters Corp. (a)	4,456	411,734
		3,566,613
Pharmaceuticals - 1.3%
Actavis, Inc. (a)	6,378	674,346
Endo Health Solutions, Inc. (a)	5,530	202,619
Forest Laboratories, Inc. (a)	13,310	497,927
Hospira, Inc. (a)	8,237	272,809
Mylan, Inc. (a)	19,901	579,318
Perrigo Co.	4,652	555,495
Salix Pharmaceuticals Ltd. (a)	3,006	157,184
Warner Chilcott PLC	8,364	120,274
Zoetis, Inc. Class A	4,943	163,218
		3,223,190
TOTAL HEALTH CARE		24,340,269
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	1,650	$ 122,694
BE Aerospace, Inc. (a)	4,890	306,799
Engility Holdings, Inc. (a)	835	20,007
Exelis, Inc.	9,506	106,182
Huntington Ingalls Industries, Inc.	2,508	132,673
L-3 Communications Holdings, Inc.	4,487	364,569
Rockwell Collins, Inc.	6,863	431,820
Spirit AeroSystems Holdings, Inc. Class A (a)	5,926	118,461
Textron, Inc.	13,982	360,037
TransDigm Group, Inc.	2,548	374,046
Triumph Group, Inc.	2,486	198,631
		2,535,919
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	8,183	485,988
Expeditors International of Washington, Inc.	10,593	380,606
UTI Worldwide, Inc.	5,192	76,270
		942,864
Airlines - 0.8%
Copa Holdings SA Class A	1,660	208,463
Delta Air Lines, Inc. (a)	42,656	731,124
Southwest Airlines Co.	36,639	501,954
United Continental Holdings, Inc. (a)	16,584	535,663
		1,977,204
Building Products - 0.4%
Armstrong World Industries, Inc.	1,093	55,787
Fortune Brands Home & Security, Inc. (a)	7,974	290,174
Lennox International, Inc.	2,572	159,464
Masco Corp.	17,832	346,654
Owens Corning (a)	6,075	255,515
		1,107,594
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	5,175	214,504
Cintas Corp.	5,221	234,266
Clean Harbors, Inc. (a)	2,692	153,363
Copart, Inc. (a)	5,099	179,740
Covanta Holding Corp.	5,467	109,340
Iron Mountain, Inc.	8,315	314,806
KAR Auction Services, Inc.	1,456	32,571
Pitney Bowes, Inc. (d)	8,421	115,115
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co. (d)	9,195	$ 113,190
Republic Services, Inc.	15,253	519,822
Rollins, Inc.	3,175	77,216
Stericycle, Inc. (a)	4,285	464,151
Waste Connections, Inc.	6,165	233,962
		2,762,046
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	5,233	152,123
Chicago Bridge & Iron Co. NV	5,296	284,872
Fluor Corp.	8,508	484,786
Jacobs Engineering Group, Inc. (a)	6,444	325,293
KBR, Inc.	7,406	222,772
Quanta Services, Inc. (a)	10,436	286,781
URS Corp.	3,785	166,237
		1,922,864
Electrical Equipment - 1.6%
AMETEK, Inc.	12,121	493,446
Babcock & Wilcox Co.	5,975	162,520
Eaton Corp. PLC	23,112	1,419,316
General Cable Corp. (a)	2,528	87,165
GrafTech International Ltd. (a)(d)	5,764	41,386
Hubbell, Inc. Class B	2,962	284,234
Polypore International, Inc. (a)	2,339	98,074
Regal-Beloit Corp.	2,109	165,810
Rockwell Automation, Inc.	7,165	607,449
Roper Industries, Inc.	4,894	585,567
		3,944,967
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	3,104	201,356
Machinery - 4.0%
AGCO Corp.	4,848	258,156
CNH Global NV	1,354	55,690
Colfax Corp. (a)	2,152	100,434
Crane Co.	2,474	133,175
Donaldson Co., Inc.	7,483	272,232
Dover Corp.	8,631	595,366
Flowserve Corp.	2,420	382,650
Gardner Denver, Inc.	2,522	189,377
Graco, Inc.	3,020	182,801
Harsco Corp.	4,068	88,804
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	4,203	$ 218,682
Ingersoll-Rand PLC	14,987	806,301
ITT Corp.	4,584	126,518
Joy Global, Inc.	5,309	300,065
Kennametal, Inc.	4,035	161,360
Lincoln Electric Holdings, Inc.	4,178	220,431
Manitowoc Co., Inc.	6,565	123,159
Navistar International Corp. (a)	3,507	116,152
Nordson Corp.	3,210	223,063
Oshkosh Truck Corp. (a)	4,624	181,538
PACCAR, Inc.	17,889	890,514
Pall Corp.	5,780	385,584
Parker Hannifin Corp.	7,581	671,449
Pentair Ltd.	10,560	573,936
Snap-On, Inc.	2,897	249,721
SPX Corp.	2,375	176,961
Stanley Black & Decker, Inc.	8,048	602,071
Terex Corp. (a)	5,544	158,558
Timken Co.	4,359	229,153
Toro Co.	2,983	134,265
Trinity Industries, Inc.	4,020	169,684
Valmont Industries, Inc.	1,169	170,358
WABCO Holdings, Inc. (a)	3,213	232,075
Wabtec Corp.	2,425	254,480
Xylem, Inc.	9,270	257,243
		9,892,006
Marine - 0.1%
Kirby Corp. (a)	2,793	209,168
Matson, Inc.	2,054	48,351
		257,519
Professional Services - 0.9%
Dun & Bradstreet Corp.	2,041	180,526
Equifax, Inc.	6,006	367,567
IHS, Inc. Class A (a)	2,534	246,888
Manpower, Inc.	4,039	214,713
Nielsen Holdings B.V.	6,068	210,074
Robert Half International, Inc.	7,174	235,451
Towers Watson & Co.	3,031	221,021
Verisk Analytics, Inc. (a)	7,404	453,791
		2,130,031
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Con-way, Inc.	2,788	$ 94,234
Hertz Global Holdings, Inc. (a)	12,426	299,218
J.B. Hunt Transport Services, Inc.	4,488	318,962
Kansas City Southern	5,530	603,157
Landstar System, Inc.	2,332	127,467
Ryder System, Inc.	2,592	150,517
		1,593,555
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	3,420	94,084
Fastenal Co.	14,854	728,589
GATX Corp.	2,328	118,612
MRC Global, Inc.	1,196	35,820
MSC Industrial Direct Co., Inc. Class A	2,302	181,398
United Rentals, Inc. (a)	4,672	245,794
W.W. Grainger, Inc.	2,930	722,157
WESCO International, Inc. (a)	2,199	157,646
		2,284,100
TOTAL INDUSTRIALS		31,552,025
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	22,686	132,033
EchoStar Holding Corp. Class A (a)	1,954	76,734
F5 Networks, Inc. (a)	3,975	303,809
Harris Corp.	5,672	262,046
JDS Uniphase Corp. (a)	11,698	157,923
Juniper Networks, Inc. (a)	26,429	437,400
Palo Alto Networks, Inc.	357	19,314
Polycom, Inc. (a)	8,914	93,597
Riverbed Technology, Inc. (a)	8,109	120,500
		1,603,356
Computers & Peripherals - 1.0%
Diebold, Inc.	3,167	92,761
Fusion-io, Inc. (a)	3,315	62,256
Lexmark International, Inc. Class A	3,250	98,508
NCR Corp. (a)	7,912	215,760
NetApp, Inc. (a)	18,229	636,010
SanDisk Corp. (a)	12,225	641,079
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Stratasys Ltd. (a)	1,486	$ 123,412
Western Digital Corp.	11,133	615,432
		2,485,218
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	8,142	614,884
Arrow Electronics, Inc. (a)	5,297	207,801
Avnet, Inc. (a)	6,845	224,174
AVX Corp.	2,415	27,314
Dolby Laboratories, Inc. Class A	2,449	80,450
FLIR Systems, Inc.	7,295	177,341
Ingram Micro, Inc. Class A (a)	7,526	134,038
IPG Photonics Corp. (d)	1,570	99,978
Itron, Inc. (a)	2,038	80,807
Jabil Circuit, Inc.	9,306	165,647
Molex, Inc.	6,916	190,674
National Instruments Corp.	4,745	129,681
Tech Data Corp. (a)	1,920	89,722
Trimble Navigation Ltd. (a)	12,488	358,905
Vishay Intertechnology, Inc. (a)	6,717	94,307
		2,675,723
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	8,943	392,687
AOL, Inc.	3,873	149,653
Equinix, Inc. (a)	2,417	517,480
IAC/InterActiveCorp	3,920	184,514
LinkedIn Corp. (a)	3,281	630,247
Rackspace Hosting, Inc. (a)	5,443	262,353
VeriSign, Inc. (a)	7,887	363,354
		2,500,288
IT Services - 2.4%
Alliance Data Systems Corp. (a)	2,532	434,922
Amdocs Ltd.	8,443	301,415
Booz Allen Hamilton Holding Corp. Class A	1,176	17,863
Broadridge Financial Solutions, Inc.	6,241	157,148
Computer Sciences Corp.	7,745	362,853
CoreLogic, Inc. (a)	4,847	132,226
DST Systems, Inc.	1,691	116,933
Fidelity National Information Services, Inc.	12,611	530,293
Fiserv, Inc. (a)	6,865	625,470
FleetCor Technologies, Inc. (a)	2,456	188,866
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	4,655	$ 269,292
Genpact Ltd.	6,282	116,845
Global Payments, Inc.	3,957	183,605
Jack Henry & Associates, Inc.	4,376	203,046
Lender Processing Services, Inc.	4,165	115,537
NeuStar, Inc. Class A (a)	3,380	148,281
Paychex, Inc.	16,270	592,391
SAIC, Inc.	14,220	212,447
Teradata Corp. (a)	8,420	430,009
The Western Union Co.	28,552	422,855
Total System Services, Inc.	8,145	192,385
Vantiv, Inc. (a)	1,902	42,852
VeriFone Systems, Inc. (a)	5,392	115,820
		5,913,354
Office Electronics - 0.3%
Xerox Corp.	63,926	548,485
Zebra Technologies Corp. Class A (a)	2,646	123,436
		671,921
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)(d)	31,748	89,529
Altera Corp.	16,102	515,425
Analog Devices, Inc.	15,030	661,170
Applied Materials, Inc.	60,139	872,617
Atmel Corp. (a)	21,952	142,029
Avago Technologies Ltd.	12,168	388,889
Cree, Inc. (a)	5,799	328,049
Cypress Semiconductor Corp.	7,302	73,677
Fairchild Semiconductor International, Inc. (a)	6,471	83,476
Freescale Semiconductor Holdings I Ltd. (a)	2,640	40,867
KLA-Tencor Corp.	8,349	452,933
Lam Research Corp. (a)	8,096	374,197
Linear Technology Corp.	11,444	417,706
LSI Corp. (a)	28,747	188,005
Marvell Technology Group Ltd.	21,389	230,146
Maxim Integrated Products, Inc.	14,578	450,898
Microchip Technology, Inc.	9,654	351,599
Micron Technology, Inc. (a)	49,386	465,216
NVIDIA Corp.	30,859	424,928
ON Semiconductor Corp. (a)	22,918	180,135
PMC-Sierra, Inc. (a)	10,727	61,788
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	2,178	$ 86,488
Skyworks Solutions, Inc. (a)	9,490	209,444
Teradyne, Inc. (a)	9,431	155,046
Xilinx, Inc.	13,150	498,517
		7,742,774
Software - 3.1%
Activision Blizzard, Inc.	21,148	316,163
ANSYS, Inc. (a)	4,647	375,756
Autodesk, Inc. (a)	11,626	457,832
BMC Software, Inc. (a)	7,120	323,818
CA Technologies, Inc.	17,840	481,145
Cadence Design Systems, Inc. (a)	13,682	188,812
Citrix Systems, Inc. (a)	9,356	581,663
Compuware Corp. (a)	10,781	129,372
Concur Technologies, Inc. (a)	2,300	168,153
Electronic Arts, Inc. (a)	15,079	265,541
FactSet Research Systems, Inc.	2,248	211,469
Fortinet, Inc. (a)	6,475	116,291
Informatica Corp. (a)	5,401	177,855
Intuit, Inc.	14,729	878,438
MICROS Systems, Inc. (a)	4,007	169,937
NetSuite, Inc. (a)	1,558	137,042
Nuance Communications, Inc. (a)	12,147	231,279
Red Hat, Inc. (a)	9,703	465,065
Rovi Corp. (a)	5,172	120,973
ServiceNow, Inc.	826	33,833
SolarWinds, Inc. (a)	3,100	157,635
Solera Holdings, Inc.	3,493	201,127
Splunk, Inc.	866	35,333
Symantec Corp. (a)	36,156	878,591
Synopsys, Inc. (a)	7,666	272,680
TIBCO Software, Inc. (a)	8,306	161,219
Workday, Inc. Class A	1,283	80,380
Zynga, Inc. (a)	6,875	21,931
		7,639,333
TOTAL INFORMATION TECHNOLOGY		31,231,967
Common Stocks - continued
	Shares	Value
MATERIALS - 5.8%
Chemicals - 2.9%
Airgas, Inc.	3,416	$ 330,156
Albemarle Corp.	4,469	273,726
Ashland, Inc.	3,911	333,256
Cabot Corp.	3,180	119,441
Celanese Corp. Class A	7,796	385,200
CF Industries Holdings, Inc.	3,220	600,562
Cytec Industries, Inc.	2,300	167,578
Eastman Chemical Co.	7,608	507,073
FMC Corp.	6,818	413,853
Huntsman Corp.	9,568	180,452
International Flavors & Fragrances, Inc.	4,050	312,620
Intrepid Potash, Inc.	2,731	50,278
Kronos Worldwide, Inc.	1,015	17,945
NewMarket Corp.	437	117,422
PPG Industries, Inc.	7,088	1,042,928
Rockwood Holdings, Inc.	3,420	221,924
RPM International, Inc.	6,566	212,738
Sherwin-Williams Co.	4,350	796,529
Sigma Aldrich Corp.	6,031	474,579
The Scotts Miracle-Gro Co. Class A	2,109	95,643
Valspar Corp.	4,625	295,168
W.R. Grace & Co. (a)	3,721	286,926
Westlake Chemical Corp.	963	80,064
		7,316,061
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,272	229,449
Vulcan Materials Co.	6,464	322,424
		551,873
Containers & Packaging - 1.1%
Aptargroup, Inc.	3,353	188,103
Ball Corp.	7,893	348,239
Bemis Co., Inc.	5,158	202,967
Crown Holdings, Inc. (a)	7,439	317,497
Greif, Inc. Class A	1,581	76,157
MeadWestvaco Corp.	8,636	297,769
Owens-Illinois, Inc. (a)	8,221	216,048
Packaging Corp. of America	4,881	232,140
Rock-Tenn Co. Class A	3,524	352,893
Sealed Air Corp.	9,682	214,166
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc.	2,297	$ 109,957
Sonoco Products Co.	5,011	175,585
		2,731,521
Metals & Mining - 1.1%
Alcoa, Inc.	53,192	452,132
Allegheny Technologies, Inc.	5,414	146,070
Allied Nevada Gold Corp. (a)	4,331	46,342
Carpenter Technology Corp.	2,244	100,890
Cliffs Natural Resources, Inc. (d)	8,059	171,979
Commercial Metals Co.	5,875	85,893
Compass Minerals International, Inc.	1,647	142,531
Molycorp, Inc. (a)(d)	4,875	28,470
Nucor Corp.	15,821	690,112
Reliance Steel & Aluminum Co.	3,784	246,225
Royal Gold, Inc.	3,233	179,690
Steel Dynamics, Inc.	11,011	165,605
Tahoe Resources, Inc. (a)	4,103	71,272
United States Steel Corp. (d)	7,278	129,548
Walter Energy, Inc.	3,220	57,702
		2,714,461
Paper & Forest Products - 0.5%
Domtar Corp.	1,694	117,750
International Paper Co.	21,947	1,031,070
		1,148,820
TOTAL MATERIALS		14,462,736
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. (d)	49,833	207,305
Level 3 Communications, Inc. (a)	8,158	164,221
tw telecom, inc. (a)	7,452	201,800
Windstream Corp. (d)	29,561	251,860
		825,186
Wireless Telecommunication Services - 1.3%
Clearwire Corp. Class A (a)	17,869	60,040
Crown Castle International Corp. (a)	14,689	1,131,053
MetroPCS Communications, Inc. (a)	15,165	179,554
NII Holdings, Inc. (a)	8,772	76,316
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	6,100	$ 481,839
Sprint Nextel Corp. (a)	150,326	1,059,798
Telephone & Data Systems, Inc.	4,718	105,872
U.S. Cellular Corp. (a)	650	24,986
		3,119,458
TOTAL TELECOMMUNICATION SERVICES		3,944,644
UTILITIES - 6.1%
Electric Utilities - 2.4%
Edison International	16,330	878,554
Entergy Corp.	8,896	633,662
Great Plains Energy, Inc.	6,865	165,652
Hawaiian Electric Industries, Inc.	4,798	135,783
ITC Holdings Corp.	2,570	237,005
Northeast Utilities	15,742	713,585
NV Energy, Inc.	11,868	256,705
OGE Energy Corp.	4,923	356,573
Pepco Holdings, Inc.	12,443	281,212
Pinnacle West Capital Corp.	5,459	332,453
PPL Corp.	29,045	969,522
Westar Energy, Inc.	6,326	221,157
Xcel Energy, Inc.	24,418	776,248
		5,958,111
Gas Utilities - 0.7%
AGL Resources, Inc.	5,903	258,847
Atmos Energy Corp.	4,538	201,351
National Fuel Gas Co.	3,610	226,419
ONEOK, Inc.	10,442	536,301
Questar Corp.	8,862	225,006
UGI Corp.	5,588	228,996
		1,676,920
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	19,217	417,585
NRG Energy, Inc.	16,155	450,240
The AES Corp.	32,012	443,686
		1,311,511
Multi-Utilities - 2.2%
Alliant Energy Corp.	5,554	297,195
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Ameren Corp.	12,112	$ 439,060
CenterPoint Energy, Inc.	21,326	526,326
CMS Energy Corp.	13,149	393,681
DTE Energy Co.	8,533	621,885
Integrys Energy Group, Inc.	3,925	241,623
MDU Resources Group, Inc.	9,440	235,528
NiSource, Inc.	15,571	478,497
SCANA Corp.	6,232	337,774
Sempra Energy	12,070	1,000,000
TECO Energy, Inc.	10,831	207,197
Vectren Corp.	4,172	156,700
Wisconsin Energy Corp.	11,581	520,450
		5,455,916
Water Utilities - 0.3%
American Water Works Co., Inc.	8,901	372,774
Aqua America, Inc.	6,940	220,206
		592,980
TOTAL UTILITIES		14,995,438
TOTAL COMMON STOCKS (Cost $218,559,101)		246,146,878
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.14% 5/23/13 to 9/19/13 (e) (Cost $299,906)	$ 300,000	299,939
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	4,668,548	$ 4,668,548
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,982,150	1,982,150
TOTAL MONEY MARKET FUNDS (Cost $6,650,698)		6,650,698
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $225,509,705)		253,097,515
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(5,241,703)
NET ASSETS - 100%		$ 247,855,812
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 1,389,240	$ 39,977
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,958.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,264
Fidelity Securities Lending Cash Central Fund	35,568
Total	$ 39,832
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,232,346	$ 41,232,346	$ -	$ -
Consumer Staples	15,670,719	15,670,719	-	-
Energy	17,939,237	17,939,237	-	-
Financials	50,777,497	50,777,497	-	-
Health Care	24,340,269	24,340,269	-	-
Industrials	31,552,025	31,552,025	-	-
Information Technology	31,231,967	31,231,967	-	-
Materials	14,462,736	14,462,736	-	-
Telecommunication Services	3,944,644	3,944,644	-	-
Utilities	14,995,438	14,995,438	-	-
U.S. Government and Government Agency Obligations	299,939	-	299,939	-
Money Market Funds	6,650,698	6,650,698	-	-
Total Investments in Securities:	$ 253,097,515	$ 252,797,576	$ 299,939	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 39,977	$ 39,977	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 39,977	$ -
Total Value of Derivatives	$ 39,977	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $1,922,353) - See accompanying schedule: Unaffiliated issuers (cost $218,859,007)	$ 246,446,817
Fidelity Central Funds (cost $6,650,698)	6,650,698
Total Investments (cost $225,509,705)		$ 253,097,515
Receivable for fund shares sold		1,763,510
Dividends receivable		120,249
Distributions receivable from Fidelity Central Funds		7,628
Receivable for daily variation margin on futures contracts		13,881
Receivable from investment adviser for expense reductions		21,118
Other receivables		3
Total assets		255,023,904

Liabilities
Payable for investments purchased	$ 5,028,262
Payable for fund shares redeemed	121,197
Accrued management fee	22,919
Other affiliated payables	13,564
Collateral on securities loaned, at value	1,982,150
Total liabilities		7,168,092

Net Assets		$ 247,855,812
Net Assets consist of:
Paid in capital		$ 219,191,527
Undistributed net investment income		699,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		337,484
Net unrealized appreciation (depreciation) on investments		27,627,787
Net Assets		$ 247,855,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($5,140,449 ÷ 376,264 shares)	$ 13.66

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($198,766,977 ÷ 14,528,922 shares)	$ 13.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,952,021 ÷ 3,138,883 shares)	$ 13.68

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($996,365 ÷ 72,813 shares)	$ 13.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 1,898,862
Interest		163
Income from Fidelity Central Funds (including $35,568 from security lending)		39,832
Total income		1,938,857

Expenses
Management fee	$ 129,292
Transfer agent fees	79,616
Independent trustees' compensation	340
Miscellaneous	240
Total expenses before reductions	209,488
Expense reductions	(101,922)	107,566
Net investment income (loss)		1,831,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	410,554
Foreign currency transactions	29
Futures contracts	209,997
Total net realized gain (loss)		620,580
Change in net unrealized appreciation (depreciation) on: Investment securities	23,959,633
Futures contracts	26,757
Total change in net unrealized appreciation (depreciation)		23,986,390
Net gain (loss)		24,606,970
Net increase (decrease) in net assets resulting from operations		$ 26,438,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2013	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,831,291	$ 214,259
Net realized gain (loss)	620,580	44,919
Change in net unrealized appreciation (depreciation)	23,986,390	3,641,397
Net increase (decrease) in net assets resulting from operations	26,438,261	3,900,575
Distributions to shareholders from net investment income	(1,249,909)	(66,999)
Distributions to shareholders from net realized gain	(309,278)	-
Total distributions	(1,559,187)	(66,999)
Share transactions - net increase (decrease)	176,854,037	42,274,731
Redemption fees	11,506	2,888
Total increase (decrease) in net assets	201,744,617	46,111,195

Net Assets
Beginning of period	46,111,195	-
End of period (including undistributed net investment income of $699,014 and undistributed net investment income of $147,122, respectively)	$ 247,855,812	$ 46,111,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.09
Net realized and unrealized gain (loss)	1.99	1.64
Total from investment operations	2.17	1.73
Distributions from net investment income	(.15)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.66	$ 11.68
Total Return B, C	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33% A
Expenses net of fee waivers, if any	.25%	.26% A
Expenses net of all reductions	.25%	.26% A
Net investment income (loss)	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,140	$ 7,794
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.10
Net realized and unrealized gain (loss)	1.98	1.64
Total from investment operations	2.19	1.74
Distributions from net investment income	(.16)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.68	$ 11.69
Total Return B, C	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.09%	.12% A
Expenses net of all reductions	.09%	.12% A
Net investment income (loss)	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,767	$ 18,896
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.10
Net realized and unrealized gain (loss)	1.98	1.65
Total from investment operations	2.19	1.75
Distributions from net investment income	(.16)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.21) J	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.68	$ 11.70
Total Return B, C	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14%	.14% A
Expenses net of fee waivers, if any	.07%	.08% A
Expenses net of all reductions	.07%	.08% A
Net investment income (loss)	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,952	$ 19,312
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.10
Net realized and unrealized gain (loss)	1.97	1.65
Total from investment operations	2.19	1.75
Distributions from net investment income	(.17)	(.05)
Distributions from net realized gain	(.04)	-
Total distributions	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.68	$ 11.70
Total Return B, C	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.12% A
Expenses net of fee waivers, if any	.05%	.06% A
Expenses net of all reductions	.05%	.06% A
Net investment income (loss)	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 996	$ 109
Portfolio turnover rate F	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fund A
Institutional Class	17.74%	22.45%
Fidelity Advantage Institutional Class	17.77%	22.47%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks entered its fifth year and two major equity benchmarks reached record territory during the 12 months ending April 30, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 16.89%, closing at a new all-time high, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 15.39% for the full 12 months. The growth-oriented Nasdaq Composite Index® advanced a more modest 10.78%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with nine of the 10 sectors in the S&P 500® posting a double-digit increase, led by health care and telecommunication services, while information technology added only about 2%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index returning 19.53%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Small Cap Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 17.74% and 17.77%, respectively, in line with the benchmark Russell 2000® Index, which added 17.69%. The fund's top absolute individual contributor of the period was Pharmacyclics. This biotechnology company, which focuses on treating cancer and other diseases, saw its shares nearly triple on enthusiasm about the company's experimental blood cancer therapy, ibrutinib. The financials sector was the best-performing group in the benchmark, led upward by asset manager Ocwen Financial. Airline company Alaska Air Group turned in strong stock performance, as did First Solar, a maker of solar panels. The fund was helped further by its exposure to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market. Energy was the only sector in the index to lose ground during the year, with Bermuda-listed Energy XXI, an independent oil and natural gas company, and the biggest absolute detractor. A couple of health care stocks, including drugmaker VIVUS and medical device company MAKO Surgical, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Pharmacyclics, Inc.	0.4	0.3
Starwood Property Trust, Inc.	0.3	0.3
Alaska Air Group, Inc.	0.3	0.2
Two Harbors Investment Corp.	0.3	0.3
Gulfport Energy Corp.	0.3	0.2
Ocwen Financial Corp.	0.3	0.4
Genesee & Wyoming, Inc. Class A	0.3	0.3
Alkermes PLC	0.3	0.2
Omega Healthcare Investors, Inc.	0.3	0.2
Axiall Corp.	0.3	0.1
	3.1
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	22.0
Information Technology	16.0	16.4
Industrials	14.6	15.1
Consumer Discretionary	14.0	13.7
Health Care	12.3	12.3
Energy	5.8	5.9
Materials	5.1	5.1
Consumer Staples	3.6	3.6
Utilities	3.4	3.7
Telecommunication Services	0.7	0.7

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	11,716	$ 156,643
Cooper Tire & Rubber Co.	10,841	269,832
Dana Holding Corp.	25,596	441,531
Dorman Products, Inc.	4,315	162,848
Drew Industries, Inc.	3,370	121,657
Exide Technologies (a)	12,216	10,348
Federal-Mogul Corp. Class A (a)	3,057	22,866
Fuel Systems Solutions, Inc. (a)	2,456	38,584
Gentherm, Inc. (a)	5,096	77,612
Modine Manufacturing Co. (a)	8,071	73,769
Shiloh Industries, Inc.	908	8,944
Spartan Motors, Inc.	6,037	32,117
Standard Motor Products, Inc.	3,477	106,535
Stoneridge, Inc. (a)	5,122	38,774
Superior Industries International, Inc.	3,987	73,201
Tenneco, Inc. (a)	10,567	408,626
Tower International, Inc. (a)	979	15,752
		2,059,639
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	5,162	94,568

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,035	105,901
Pool Corp.	8,264	405,101
VOXX International Corp. (a)	3,099	29,533
Weyco Group, Inc.	1,205	28,920
		569,455
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	3,186	106,827
Ascent Capital Group, Inc. (a)	2,441	162,302
Bridgepoint Education, Inc. (a)	3,114	33,569
Bright Horizons Family Solutions, Inc.	2,103	68,221
Capella Education Co. (a)	2,205	78,101
Career Education Corp. (a)	8,838	19,355
Carriage Services, Inc.	2,844	49,742
Coinstar, Inc. (a)(d)	4,880	257,713
Collectors Universe, Inc.	835	9,945
Corinthian Colleges, Inc. (a)	13,875	27,750
Education Management Corp. (a)(d)	4,389	24,886
Grand Canyon Education, Inc. (a)	6,995	178,862
Hillenbrand, Inc.	9,525	239,363
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
K12, Inc. (a)(d)	4,587	$ 116,831
LifeLock, Inc.	3,034	27,306
Lincoln Educational Services Corp.	3,700	20,609
Mac-Gray Corp.	2,163	28,011
Matthews International Corp. Class A	4,859	178,860
National American University Holdings, Inc.	1,474	4,923
Regis Corp.	10,079	188,981
Sotheby's Class A (Ltd. vtg.)	11,828	419,657
Steiner Leisure Ltd. (a)	2,699	130,713
Stewart Enterprises, Inc. Class A	12,871	114,681
Strayer Education, Inc.	2,078	98,414
Universal Technical Institute, Inc.	3,562	42,281
		2,627,903
Hotels, Restaurants & Leisure - 3.2%
AFC Enterprises, Inc. (a)	4,190	133,577
Ameristar Casinos, Inc.	5,733	151,294
Biglari Holdings, Inc. (a)	215	83,265
BJ's Restaurants, Inc. (a)	4,303	147,593
Bloomin' Brands, Inc.	3,261	70,927
Bob Evans Farms, Inc.	5,051	218,910
Boyd Gaming Corp. (a)	9,720	116,640
Bravo Brio Restaurant Group, Inc. (a)	3,331	56,627
Buffalo Wild Wings, Inc. (a)	3,228	290,520
Caesars Entertainment Corp. (a)(d)	6,364	101,251
Carrols Restaurant Group, Inc. (a)	3,318	15,761
CEC Entertainment, Inc.	3,248	108,386
Churchill Downs, Inc.	2,287	174,864
Chuys Holdings, Inc.	1,166	38,128
Cracker Barrel Old Country Store, Inc.	3,330	275,524
Del Frisco's Restaurant Group, Inc. (a)	1,022	17,282
Denny's Corp. (a)	16,616	94,213
DineEquity, Inc.	2,641	188,145
Domino's Pizza, Inc.	10,056	555,091
Einstein Noah Restaurant Group, Inc.	1,105	15,923
Fiesta Restaurant Group, Inc. (a)	2,755	75,101
Frisch's Restaurants, Inc.	452	7,377
Ignite Restaurant Group, Inc. (a)	1,265	22,062
International Speedway Corp. Class A	4,772	156,856
Interval Leisure Group, Inc.	6,620	126,177
Isle of Capri Casinos, Inc. (a)	3,732	28,587
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	7,668	$ 274,898
Jamba, Inc. (a)	13,619	36,227
Krispy Kreme Doughnuts, Inc. (a)	10,215	139,537
Life Time Fitness, Inc. (a)	7,465	344,734
Luby's, Inc. (a)	3,349	22,807
Marcus Corp.	3,304	42,423
Marriott Vacations Worldwide Corp. (a)	4,658	211,846
Monarch Casino & Resort, Inc. (a)	1,497	19,266
Morgans Hotel Group Co. (a)	3,687	22,601
MTR Gaming Group, Inc. (a)	3,405	11,747
Multimedia Games Holding Co., Inc. (a)	4,745	117,012
Nathan's Famous, Inc. (a)	468	20,896
Orient Express Hotels Ltd. Class A (a)	17,004	171,740
Papa John's International, Inc. (a)	2,956	186,228
Pinnacle Entertainment, Inc. (a)	10,171	193,859
Premier Exhibitions, Inc. (a)	4,768	13,017
Red Lion Hotels Corp. (a)	2,450	15,999
Red Robin Gourmet Burgers, Inc. (a)	2,573	124,456
Ruby Tuesday, Inc. (a)	11,137	107,361
Ruth's Hospitality Group, Inc.	6,137	60,818
Scientific Games Corp. Class A (a)	9,215	81,829
SHFL Entertainment, Inc. (a)	9,659	152,612
Six Flags Entertainment Corp.	6,369	464,109
Sonic Corp. (a)	9,913	124,210
Speedway Motorsports, Inc.	1,948	35,122
Texas Roadhouse, Inc. Class A	10,893	255,986
The Cheesecake Factory, Inc.	9,383	373,631
Town Sports International Holdings, Inc.	3,895	39,223
Vail Resorts, Inc.	6,274	378,322
WMS Industries, Inc. (a)	9,534	241,973
		7,554,570
Household Durables - 1.2%
American Greetings Corp. Class A	5,405	99,668
Bassett Furniture Industries, Inc.	1,901	26,671
Beazer Homes USA, Inc. (a)(d)	4,188	67,678
Blyth, Inc.	1,905	31,394
Cavco Industries, Inc. (a)	1,247	56,888
CSS Industries, Inc.	1,650	47,289
Ethan Allen Interiors, Inc.	4,215	123,415
Flexsteel Industries, Inc.	734	15,113
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Helen of Troy Ltd. (a)	5,549	$ 193,549
Hooker Furniture Corp.	1,908	32,989
Hovnanian Enterprises, Inc. Class A (a)(d)	18,488	100,760
iRobot Corp. (a)	4,790	139,341
KB Home	14,361	323,697
La-Z-Boy, Inc.	9,072	163,840
Libbey, Inc. (a)	3,585	69,441
Lifetime Brands, Inc.	1,686	22,761
M.D.C. Holdings, Inc.	6,671	250,830
M/I Homes, Inc. (a)	4,235	104,181
Meritage Homes Corp. (a)	5,331	260,099
NACCO Industries, Inc. Class A	944	54,771
Ryland Group, Inc.	7,769	350,071
Skullcandy, Inc. (a)	2,847	14,634
Standard Pacific Corp. (a)	20,268	183,425
TRI Pointe Homes, Inc.	2,646	50,274
Universal Electronics, Inc. (a)	2,733	62,804
Zagg, Inc. (a)	4,250	28,773
		2,874,356
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	4,337	25,718
Blue Nile, Inc. (a)	2,122	69,241
CafePress, Inc. (a)	639	3,687
Geeknet, Inc. (a)	653	8,541
HSN, Inc.	6,256	328,940
Kayak Software Corp.	623	24,808
NutriSystem, Inc.	5,166	41,845
Orbitz Worldwide, Inc. (a)	4,055	24,249
Overstock.com, Inc. (a)(d)	2,042	42,474
PetMed Express, Inc.	3,518	43,975
Shutterfly, Inc. (a)	6,615	294,566
U.S. Auto Parts Network, Inc. (a)	1,460	1,825
Vitacost.com, Inc. (a)	3,866	30,077
		939,946
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a)	2,233	100,463
Black Diamond, Inc. (a)	3,617	35,447
Brunswick Corp.	15,560	492,630
Callaway Golf Co.	11,022	73,847
JAKKS Pacific, Inc.	3,902	42,571
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Johnson Outdoors, Inc. Class A (a)	1,025	$ 24,047
Leapfrog Enterprises, Inc. Class A (a)	8,922	79,763
Marine Products Corp.	1,561	11,286
Smith & Wesson Holding Corp. (a)(d)	11,238	98,670
Steinway Musical Instruments, Inc. (a)	1,272	31,724
Sturm, Ruger & Co., Inc.	3,353	171,908
		1,162,356
Media - 1.4%
Arbitron, Inc.	4,598	214,681
Beasley Broadcast Group, Inc. Class A	509	3,324
Belo Corp. Series A	16,356	175,336
Carmike Cinemas, Inc. (a)	2,975	52,241
Central European Media Enterprises Ltd. Class A (a)	6,460	23,902
Crown Media Holdings, Inc. Class A (a)	5,708	11,701
Cumulus Media, Inc. Class A (a)	10,225	32,618
Daily Journal Corp. (a)	155	16,359
Digital Generation, Inc. (a)(d)	4,649	31,148
E.W. Scripps Co. Class A (a)	5,188	72,061
Entercom Communications Corp. Class A (a)	4,279	33,847
Entravision Communication Corp. Class A	8,306	32,061
Fisher Communications, Inc.	1,559	64,574
Global Sources Ltd. (a)	3,409	23,249
Harte-Hanks, Inc.	7,728	61,283
Journal Communications, Inc. Class A (a)	7,135	48,589
LIN TV Corp. Class A (a)	5,265	64,812
Lions Gate Entertainment Corp. (a)	13,886	344,512
Live Nation Entertainment, Inc. (a)	24,375	307,856
Martha Stewart Living Omnimedia, Inc. Class A (a)	5,479	13,533
MDC Partners, Inc. Class A (sub. vtg.)	4,534	77,486
Meredith Corp.	6,314	245,109
National CineMedia, Inc.	9,821	159,493
Nexstar Broadcasting Group, Inc. Class A	1,974	48,067
Outdoor Channel Holdings, Inc.	2,509	21,954
ReachLocal, Inc. (a)	1,811	30,189
Reading International, Inc. Class A (a)	2,893	16,837
Rentrak Corp. (a)	1,559	35,296
Saga Communications, Inc. Class A	857	39,456
Salem Communications Corp. Class A	1,829	16,790
Scholastic Corp.	4,533	124,431
Shutterstock, Inc.	896	37,363
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	8,790	$ 235,572
The McClatchy Co. Class A (a)(d)	9,748	22,518
The New York Times Co. Class A (a)	23,787	210,753
Valassis Communications, Inc.	6,950	178,129
Value Line, Inc.	112	1,048
World Wrestling Entertainment, Inc. Class A	4,848	44,505
		3,172,683
Multiline Retail - 0.2%
Fred's, Inc. Class A	6,445	91,712
Gordmans Stores, Inc. (a)	1,334	15,048
Saks, Inc. (a)(d)	18,185	210,037
The Bon-Ton Stores, Inc.	2,276	34,914
Tuesday Morning Corp. (a)	7,178	58,214
		409,925
Specialty Retail - 3.5%
Aeropostale, Inc. (a)	14,080	206,413
America's Car Mart, Inc. (a)	1,369	63,344
ANN, Inc. (a)	8,515	251,533
Asbury Automotive Group, Inc. (a)	4,861	194,877
Barnes & Noble, Inc. (a)	4,993	90,523
bebe Stores, Inc.	6,485	36,705
Big 5 Sporting Goods Corp.	2,846	47,813
Body Central Corp. (a)	2,918	29,705
Brown Shoe Co., Inc.	7,366	124,559
Cabela's, Inc. Class A (a)	8,127	521,753
Citi Trends, Inc. (a)	2,573	30,284
Conn's, Inc. (a)	2,939	127,288
Destination Maternity Corp.	2,266	53,818
Destination XL Group, Inc. (a)	6,949	34,606
Express, Inc. (a)	15,584	283,785
Finish Line, Inc. Class A	8,902	172,610
Five Below, Inc.	1,876	67,517
Francescas Holdings Corp. (a)	6,079	173,616
Genesco, Inc. (a)	4,279	263,372
Group 1 Automotive, Inc.	3,999	241,860
Haverty Furniture Companies, Inc.	3,336	79,330
hhgregg, Inc. (a)	2,406	32,505
Hibbett Sports, Inc. (a)	4,607	252,694
Hot Topic, Inc.	7,076	98,710
Jos. A. Bank Clothiers, Inc. (a)	4,867	212,591
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)	2,522	$ 30,415
Lithia Motors, Inc. Class A (sub. vtg.)	3,783	187,334
Lumber Liquidators Holdings, Inc. (a)	4,800	393,408
MarineMax, Inc. (a)	3,503	40,600
Mattress Firm Holding Corp. (a)	1,910	73,191
Monro Muffler Brake, Inc.	5,405	223,551
New York & Co., Inc. (a)	4,846	21,613
Office Depot, Inc. (a)	49,590	191,417
OfficeMax, Inc.	15,133	174,181
Orchard Supply Hardware Stores Corp. Class A (a)	77	152
Penske Automotive Group, Inc.	7,405	228,963
Perfumania Holdings, Inc. (a)	627	3,906
Pier 1 Imports, Inc.	16,923	392,783
RadioShack Corp.	16,917	53,627
Rent-A-Center, Inc.	10,327	360,722
Restoration Hardware Holdings, Inc.	928	36,146
rue21, Inc. (a)	2,638	84,152
Select Comfort Corp. (a)	9,798	207,914
Shoe Carnival, Inc.	2,480	51,658
Sonic Automotive, Inc. Class A (sub. vtg.)	7,234	159,076
Stage Stores, Inc.	5,691	157,584
Stein Mart, Inc.	4,623	36,568
Systemax, Inc.	1,884	17,257
The Buckle, Inc.	4,834	234,691
The Cato Corp. Class A (sub. vtg.)	4,838	116,160
The Children's Place Retail Stores, Inc. (a)	4,251	207,959
The Men's Wearhouse, Inc.	8,877	297,380
The Pep Boys - Manny, Moe & Jack (a)	9,299	107,868
Tilly's, Inc. (a)	1,668	24,086
Vitamin Shoppe, Inc. (a)	5,138	252,533
West Marine, Inc. (a)	2,689	31,811
Wet Seal, Inc. Class A (a)	15,548	50,686
Winmark Corp.	408	25,243
Zumiez, Inc. (a)	3,854	111,650
		8,278,096
Textiles, Apparel & Luxury Goods - 1.4%
Cherokee, Inc.	1,409	18,359
Columbia Sportswear Co. (d)	2,128	124,701
Crocs, Inc. (a)	15,681	251,210
Culp, Inc.	1,605	26,065
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Delta Apparel, Inc. (a)	1,225	$ 16,391
Fifth & Pacific Companies, Inc. (a)	20,882	430,587
G-III Apparel Group Ltd. (a)	2,910	118,321
Iconix Brand Group, Inc. (a)(d)	11,330	324,605
K-Swiss, Inc. Class A (a)	4,871	23,089
Maidenform Brands, Inc. (a)	4,014	72,252
Movado Group, Inc.	3,091	93,472
Oxford Industries, Inc.	2,461	145,519
Perry Ellis International, Inc.	1,952	34,297
Quiksilver, Inc. (a)	22,500	151,425
R.G. Barry Corp.	1,575	21,719
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,524	135,569
Steven Madden Ltd. (a)	6,844	332,824
The Jones Group, Inc.	14,369	201,166
True Religion Apparel, Inc.	4,527	122,501
Tumi Holdings, Inc.	3,751	86,386
Unifi, Inc. (a)	2,438	47,541
Vera Bradley, Inc. (a)(d)	3,414	77,907
Wolverine World Wide, Inc.	8,488	405,472
		3,261,378
TOTAL CONSUMER DISCRETIONARY		33,004,875
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	1,356	229,598
Coca-Cola Bottling Co. CONSOLIDATED	803	49,385
Craft Brew Alliance, Inc. (a)	1,860	13,987
National Beverage Corp.	1,969	29,003
		321,973
Food & Staples Retailing - 1.1%
Andersons, Inc.	3,265	178,008
Arden Group, Inc. Class A	190	18,791
Casey's General Stores, Inc.	6,642	384,638
Chefs' Warehouse Holdings (a)	1,829	33,635
Harris Teeter Supermarkets, Inc.	7,657	319,986
Ingles Markets, Inc. Class A	2,142	45,667
Nash-Finch Co.	2,254	46,320
Natural Grocers by Vitamin Cottage, Inc.	1,232	30,899
PriceSmart, Inc.	3,169	282,770
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	115,104	$ 305,026
Roundy's, Inc.	3,328	23,828
Spartan Stores, Inc.	3,733	62,640
SUPERVALU, Inc. (d)	36,751	214,626
Susser Holdings Corp. (a)	1,934	102,831
The Pantry, Inc. (a)	3,992	58,323
United Natural Foods, Inc. (a)	8,523	425,639
Village Super Market, Inc. Class A	1,515	53,328
Weis Markets, Inc.	2,044	85,501
		2,672,456
Food Products - 1.6%
Alico, Inc.	635	26,549
Annie's, Inc. (a)	874	33,028
B&G Foods, Inc. Class A	9,162	282,739
Boulder Brands, Inc. (a)	10,477	94,398
Cal-Maine Foods, Inc.	2,548	108,749
Calavo Growers, Inc.	2,120	60,123
Chiquita Brands International, Inc. (a)	7,925	68,393
Darling International, Inc. (a)	20,532	380,047
Diamond Foods, Inc. (a)	3,932	59,295
Dole Food Co., Inc. (a)	6,236	67,099
Farmer Brothers Co. (a)	1,153	17,468
Fresh Del Monte Produce, Inc.	6,623	168,290
Griffin Land & Nurseries, Inc.	508	15,164
Hain Celestial Group, Inc. (a)	6,424	419,166
Inventure Foods, Inc. (a)	2,126	16,285
J&J Snack Foods Corp.	2,565	192,426
John B. Sanfilippo & Son, Inc.	1,335	28,008
Lancaster Colony Corp.	3,228	254,786
Lifeway Foods, Inc.	698	8,851
Limoneira Co.	1,590	29,622
Omega Protein Corp. (a)	3,315	30,863
Pilgrims Pride Corp. (a)	10,375	101,571
Post Holdings, Inc. (a)	4,527	198,237
Sanderson Farms, Inc.	4,011	245,714
Seaboard Corp.	54	148,283
Seneca Foods Corp. Class A (a)	1,458	47,516
Snyders-Lance, Inc.	7,800	196,404
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc.	4,201	$ 131,197
TreeHouse Foods, Inc. (a)	6,269	399,398
		3,829,669
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,668	58,678
Harbinger Group, Inc. (a)	7,077	63,976
Oil-Dri Corp. of America	962	26,465
Orchids Paper Products Co.	1,028	23,644
Spectrum Brands Holdings, Inc.	3,992	223,552
WD-40 Co.	2,750	148,308
		544,623
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	4,403	180,303
Inter Parfums, Inc.	2,822	81,753
MediFast, Inc. (a)	2,120	55,544
Nature's Sunshine Products, Inc.	1,942	28,411
Nutraceutical International Corp.	1,646	30,402
Prestige Brands Holdings, Inc. (a)	8,769	236,325
Revlon, Inc. (a)	2,080	40,248
Star Scientific, Inc. (a)(d)	25,420	31,521
Synutra International, Inc. (a)	2,848	13,756
The Female Health Co.	3,392	26,017
USANA Health Sciences, Inc. (a)	951	53,655
		777,935
Tobacco - 0.2%
Alliance One International, Inc. (a)	15,247	57,176
Universal Corp.	4,046	232,847
Vector Group Ltd.	9,676	157,816
		447,839
TOTAL CONSUMER STAPLES		8,594,495
ENERGY - 5.8%
Energy Equipment & Services - 2.1%
Basic Energy Services, Inc. (a)	5,495	75,446
Bolt Technology Corp.	1,659	26,544
Bristow Group, Inc.	6,221	393,167
C&J Energy Services, Inc. (a)	7,676	151,908
Cal Dive International, Inc. (a)(d)	15,571	26,004
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	1,389	$ 42,698
Dril-Quip, Inc. (a)	6,959	582,538
Exterran Holdings, Inc. (a)	11,251	297,251
Forbes Energy Services Ltd. (a)	2,096	7,902
Forum Energy Technologies, Inc.	4,156	115,578
Geospace Technologies Corp. (a)	2,207	186,205
Global Geophysical Services, Inc. (a)	2,968	10,804
Gulf Island Fabrication, Inc.	2,491	51,215
Gulfmark Offshore, Inc. Class A	4,698	195,531
Heckmann Corp. (a)(d)	24,864	91,748
Helix Energy Solutions Group, Inc. (a)	18,455	425,203
Hercules Offshore, Inc. (a)	27,585	203,301
Hornbeck Offshore Services, Inc. (a)	6,163	276,842
ION Geophysical Corp. (a)	23,176	144,618
Key Energy Services, Inc. (a)	26,510	157,469
Lufkin Industries, Inc.	5,848	516,320
Matrix Service Co. (a)	4,403	66,177
Mitcham Industries, Inc. (a)	2,227	33,071
Natural Gas Services Group, Inc. (a)	2,211	44,640
Newpark Resources, Inc. (a)	15,708	164,934
Parker Drilling Co. (a)	21,175	87,241
PHI, Inc. (non-vtg.) (a)	2,333	64,787
Pioneer Energy Services Corp. (a)	10,904	76,873
RigNet, Inc. (a)	2,134	51,643
Tesco Corp. (a)	5,244	63,977
TETRA Technologies, Inc. (a)	13,381	122,169
TGC Industries, Inc.	2,712	24,055
Vantage Drilling Co. (a)	34,662	58,579
Willbros Group, Inc. (a)	6,576	62,472
		4,898,910
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	14,862	33,291
Adams Resources & Energy, Inc.	375	18,634
Alon USA Energy, Inc.	1,880	31,208
Amyris, Inc. (a)	5,290	14,389
APCO Oil and Gas International, Inc.	1,492	15,084
Approach Resources, Inc. (a)	5,849	138,738
Arch Coal, Inc.	36,796	178,461
Berry Petroleum Co. Class A	9,124	437,131
Bill Barrett Corp. (a)(d)	8,441	167,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bonanza Creek Energy, Inc. (a)	1,657	$ 56,918
BPZ Energy, Inc. (a)(d)	19,064	40,797
Callon Petroleum Co. (a)	6,757	24,190
Carrizo Oil & Gas, Inc. (a)	6,955	168,450
Ceres, Inc. (a)	921	2,164
Clayton Williams Energy, Inc. (a)	1,049	40,491
Clean Energy Fuels Corp. (a)(d)	11,478	151,395
Cloud Peak Energy, Inc. (a)	10,531	205,776
Comstock Resources, Inc. (a)	8,255	129,273
Contango Oil & Gas Co.	2,215	83,328
Crimson Exploration, Inc. (a)	4,007	12,301
Crosstex Energy, Inc.	7,164	131,889
CVR Energy, Inc.	2,877	141,750
Delek US Holdings, Inc.	2,988	107,837
Diamondback Energy, Inc.	2,467	64,783
Emerald Oil, Inc. (a)	2,603	16,737
Endeavour International Corp. (a)(d)	8,675	23,770
Energy XXI (Bermuda) Ltd.	13,772	313,175
EPL Oil & Gas, Inc. (a)	4,885	159,593
Evolution Petroleum Corp. (a)	2,998	29,800
Forest Oil Corp. (a)	20,862	87,412
Frontline Ltd. (NY Shares) (a)	8,489	15,450
FX Energy, Inc. (a)	9,493	36,453
GasLog Ltd.	3,971	50,829
Gastar Exploration Ltd. (a)	10,425	29,190
Gevo, Inc. (a)(d)	4,721	8,710
Goodrich Petroleum Corp. (a)	4,412	57,532
Green Plains Renewable Energy, Inc. (a)	4,276	53,493
Gulfport Energy Corp. (a)	13,280	693,083
Halcon Resources Corp. (a)(d)	19,420	127,007
Hallador Energy Co.	940	6,730
Harvest Natural Resources, Inc. (a)	7,081	23,226
Isramco, Inc. (a)	162	14,799
KiOR, Inc. Class A (a)(d)	4,654	22,665
Knightsbridge Tankers Ltd. (d)	4,404	30,167
Kodiak Oil & Gas Corp. (a)	45,942	359,726
Magnum Hunter Resources Corp. (a)(d)	25,062	68,169
Matador Resources Co. (a)	2,299	22,691
McMoRan Exploration Co. (a)	17,759	293,911
Midstates Petroleum Co., Inc.	4,222	24,361
Miller Energy Resources, Inc. (a)	5,142	19,540
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nordic American Tanker Shipping Ltd. (d)	10,968	$ 97,725
Northern Oil & Gas, Inc. (a)	11,217	144,587
Oasis Petroleum, Inc. (a)	13,933	476,927
Panhandle Royalty Co. Class A	1,168	33,265
PDC Energy, Inc. (a)	5,230	226,459
Penn Virginia Corp.	9,104	36,689
Petroquest Energy, Inc. (a)	10,463	44,782
Quicksilver Resources, Inc. (a)	20,040	50,501
Renewable Energy Group, Inc. (a)	1,181	11,609
Resolute Energy Corp. (a)	8,557	78,896
Rex American Resources Corp. (a)	915	17,101
Rex Energy Corp. (a)	7,567	121,602
Rosetta Resources, Inc. (a)	10,453	448,538
Sanchez Energy Corp. (a)	1,913	34,644
Saratoga Resources, Inc. (a)	2,817	6,366
Scorpio Tankers, Inc. (a)	18,755	162,231
SemGroup Corp. Class A (a)	7,285	377,727
Ship Finance International Ltd. (NY Shares)	8,496	140,014
Solazyme, Inc. (a)(d)	5,618	51,124
Stone Energy Corp. (a)	8,501	167,725
Swift Energy Co. (a)	7,655	99,056
Synergy Resources Corp. (a)	6,636	44,793
Targa Resources Corp.	5,069	333,337
Teekay Tankers Ltd. (d)	11,067	28,000
Triangle Petroleum Corp. (a)	7,775	42,685
Uranerz Energy Corp. (a)(d)	11,660	11,893
Uranium Energy Corp. (a)	15,064	23,349
VAALCO Energy, Inc. (a)	9,768	65,641
W&T Offshore, Inc.	5,861	68,456
Warren Resources, Inc. (a)	12,458	32,765
Western Refining, Inc.	9,773	302,083
Westmoreland Coal Co. (a)	1,715	20,700
ZaZa Energy Corp. (a)	4,885	6,204
		8,791,609
TOTAL ENERGY		13,690,519
FINANCIALS - 23.7%
Capital Markets - 2.5%
Apollo Investment Corp.	35,321	311,178
Arlington Asset Investment Corp.	2,568	69,567
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Artio Global Investors, Inc. Class A	4,880	$ 13,371
BGC Partners, Inc. Class A	17,433	99,717
BlackRock Kelso Capital Corp.	12,819	127,549
Calamos Asset Management, Inc. Class A	3,499	39,714
Capital Southwest Corp.	517	60,846
CIFI Corp. (a)	988	7,736
Cohen & Steers, Inc.	3,236	127,854
Cowen Group, Inc. Class A (a)	16,641	42,601
Diamond Hill Investment Group, Inc.	471	35,553
Evercore Partners, Inc. Class A	4,989	188,335
FBR & Co. (a)	1,721	35,848
Fidus Investment Corp.	2,515	47,282
Fifth Street Finance Corp.	20,559	226,971
Financial Engines, Inc.	8,487	308,672
Firsthand Technology Value Fund, Inc. (a)	1,543	28,700
FXCM, Inc. Class A	4,086	55,365
GAMCO Investors, Inc. Class A	1,155	60,638
GFI Group, Inc.	12,407	49,752
Gladstone Capital Corp.	3,472	32,185
Gladstone Investment Corp.	4,444	33,063
Golub Capital BDC, Inc. (d)	3,095	54,565
Greenhill & Co., Inc.	5,064	233,906
GSV Capital Corp. (a)	3,135	24,108
Harris & Harris Group, Inc. (a)	5,328	17,582
Hercules Technology Growth Capital, Inc.	10,717	142,536
HFF, Inc.	5,637	118,095
Horizon Technology Finance Corp.	1,235	18,142
ICG Group, Inc. (a)	6,628	78,674
INTL FCStone, Inc. (a)	2,341	40,078
Investment Technology Group, Inc. (a)	6,950	75,686
JMP Group, Inc.	2,565	16,570
KCAP Financial, Inc.	4,551	49,242
Knight Capital Group, Inc. Class A (a)	31,784	112,515
Ladenburg Thalmann Financial Services, Inc. (a)	18,566	27,292
Main Street Capital Corp.	5,365	161,272
Manning & Napier, Inc. Class A	2,259	39,555
MCG Capital Corp.	12,475	64,122
Medallion Financial Corp.	3,210	47,957
Medley Capital Corp.	5,737	89,382
MVC Capital, Inc.	4,088	53,103
New Mountain Finance Corp.	4,364	66,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	3,935	$ 26,207
OFS Capital Corp.	1,122	15,652
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,705	31,543
PennantPark Investment Corp.	11,431	133,743
Piper Jaffray Companies (a)	2,628	88,721
Prospect Capital Corp.	34,637	382,046
Pzena Investment Management, Inc.	1,885	11,951
Safeguard Scientifics, Inc. (a)	3,695	59,637
Solar Capital Ltd.	7,695	184,141
Solar Senior Capital Ltd.	1,907	36,557
Stellus Capital Investment Corp.	1,438	22,001
Stifel Financial Corp. (a)	10,667	343,691
SWS Group, Inc. (a)	4,975	28,308
TCP Capital Corp.	972	15,231
THL Credit, Inc.	2,663	40,957
TICC Capital Corp.	8,949	91,011
Triangle Capital Corp.	4,688	131,123
Virtus Investment Partners, Inc. (a)	1,061	202,651
Walter Investment Management Corp. (a)	6,242	209,482
Westwood Holdings Group, Inc.	1,157	50,561
WhiteHorse Finance, Inc.	1,201	19,036
WisdomTree Investments, Inc. (a)	10,285	119,306
		5,776,942
Commercial Banks - 6.2%
1st Source Corp.	2,488	58,543
1st United Bancorp, Inc.	4,982	33,031
Access National Corp.	1,217	15,298
American National Bankshares, Inc.	1,393	30,270
Ameris Bancorp (a)	4,146	57,505
Ames National Corp.	1,384	27,196
Arrow Financial Corp.	1,811	43,808
BancFirst Corp.	1,109	46,401
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	4,862	110,319
Bancorp, Inc., Delaware (a)	5,521	71,773
BancorpSouth, Inc.	16,441	263,056
Bank of Kentucky Financial Corp.	1,015	26,613
Bank of Marin Bancorp	922	36,511
Bank of the Ozarks, Inc.	5,110	209,152
Banner Bank	3,394	110,882
Bar Harbor Bankshares	657	23,652
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BBCN Bancorp, Inc.	13,673	$ 176,108
Berkshire Bancorp, Inc.	598	5,161
Boston Private Financial Holdings, Inc.	13,431	129,475
Bridge Bancorp, Inc.	1,392	28,104
Bridge Capital Holdings (a)	1,485	21,651
Bryn Mawr Bank Corp.	1,981	46,019
BSB Bancorp, Inc. (a)	1,417	19,484
C & F Financial Corp.	540	21,708
Camden National Corp.	1,425	47,581
Capital Bank Financial Corp. Series A	1,642	29,343
Capital City Bank Group, Inc. (a)	2,123	26,538
Cardinal Financial Corp.	4,946	75,427
Cascade Bancorp (a)	751	4,483
Cathay General Bancorp	13,608	268,214
Center Bancorp, Inc.	2,034	23,696
Centerstate Banks of Florida, Inc.	5,610	46,675
Central Pacific Financial Corp. (a)	3,914	65,912
Century Bancorp, Inc. Class A (non-vtg.)	678	23,038
Chemical Financial Corp.	4,854	120,379
Citizens & Northern Corp.	2,138	41,392
City Holding Co.	2,687	102,590
CNB Financial Corp., Pennsylvania	2,048	33,157
CoBiz, Inc.	6,371	54,536
Columbia Banking Systems, Inc.	8,879	190,632
Community Bank System, Inc.	6,879	197,015
Community Trust Bancorp, Inc.	2,505	86,723
ConnectOne Bancorp, Inc.	300	8,700
Crescent Financial Bancshares, Inc. (a)	208	859
CVB Financial Corp.	15,139	164,561
Eagle Bancorp, Inc., Maryland (a)	3,421	79,128
Enterprise Bancorp, Inc.	1,287	20,746
Enterprise Financial Services Corp.	2,984	42,910
Farmers National Banc Corp.	3,349	22,103
Fidelity Southern Corp.	1,565	18,608
Financial Institutions, Inc.	2,482	47,481
First Bancorp, North Carolina	3,182	41,398
First Bancorp, Puerto Rico (a)	12,122	71,641
First Busey Corp.	13,531	58,183
First California Financial Group, Inc. (a)	4,257	34,354
First Commonwealth Financial Corp.	17,141	122,558
First Community Bancshares, Inc.	3,334	51,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Connecticut Bancorp, Inc.	3,124	$ 46,360
First Financial Bancorp, Ohio	10,048	154,438
First Financial Bankshares, Inc.	5,495	271,508
First Financial Corp., Indiana	1,919	59,278
First Interstate Bancsystem, Inc.	2,908	59,091
First Merchants Corp.	5,080	82,448
First Midwest Bancorp, Inc., Delaware	13,165	165,221
First of Long Island Corp.	1,448	43,744
FirstMerit Corp.	28,553	489,113
FNB Corp., Pennsylvania	24,304	276,823
FNB United Corp. (a)	1,657	12,428
German American Bancorp, Inc.	2,301	49,057
Glacier Bancorp, Inc.	12,487	230,385
Great Southern Bancorp, Inc.	1,697	44,750
Guaranty Bancorp	12,869	27,282
Hancock Holding Co.	13,304	362,800
Hanmi Financial Corp. (a)	5,579	86,084
Heartland Financial USA, Inc.	2,460	62,509
Heritage Commerce Corp. (a)	3,240	21,287
Heritage Financial Corp., Washington	2,544	35,489
Heritage Oaks Bancorp (a)	3,118	17,211
Home Bancshares, Inc.	3,798	150,857
HomeTrust Bancshares, Inc.	3,694	58,919
Horizon Bancorp Industries	1,113	21,481
Hudson Valley Holding Corp.	2,613	40,188
IBERIABANK Corp.	5,145	234,715
Independent Bank Corp., Massachusetts	3,947	122,515
International Bancshares Corp.	9,399	182,341
Investors Bancorp, Inc.	7,658	151,628
Lakeland Bancorp, Inc.	5,349	51,136
Lakeland Financial Corp.	2,903	77,800
MainSource Financial Group, Inc.	3,495	44,282
MB Financial, Inc.	9,494	235,071
Mercantile Bank Corp.	1,480	24,731
Merchants Bancshares, Inc.	916	27,791
Metro Bancorp, Inc. (a)	2,433	43,186
Metrocorp Bancshares, Inc. (a)	3,022	30,371
Middleburg Financial Corp.	862	15,594
Midsouth Bancorp, Inc.	1,491	23,424
MidWestOne Financial Group, Inc.	1,283	30,664
National Bank Holdings Corp.	1,162	20,986
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Bankshares, Inc.	1,291	$ 42,280
National Penn Bancshares, Inc.	21,548	210,955
NBT Bancorp, Inc.	7,663	155,176
Northrim Bancorp, Inc.	1,094	23,827
OFG Bancorp	8,002	128,592
Old National Bancorp, Indiana	17,606	214,441
OmniAmerican Bancorp, Inc. (a)	1,935	48,182
Pacific Continental Corp.	3,179	35,541
Pacific Mercantile Bancorp (a)	1,721	10,326
PacWest Bancorp	5,243	145,388
Park National Corp.	1,944	132,931
Park Sterling Corp. (a)	8,255	47,301
Peapack-Gladstone Financial Corp.	1,437	20,951
Penns Woods Bancorp, Inc.	674	27,580
Peoples Bancorp, Inc.	1,758	35,828
Pinnacle Financial Partners, Inc. (a)	6,045	146,712
Preferred Bank, Los Angeles (a)	1,961	32,357
PrivateBancorp, Inc.	11,239	215,564
Prosperity Bancshares, Inc.	8,212	377,259
Renasant Corp.	4,318	98,537
Republic Bancorp, Inc., Kentucky Class A	1,820	40,404
S&T Bancorp, Inc.	5,128	96,765
S.Y. Bancorp, Inc.	2,132	48,951
Sandy Spring Bancorp, Inc.	4,362	89,334
SCBT Financial Corp.	2,875	137,339
Seacoast Banking Corp., Florida (a)	13,653	29,217
Sierra Bancorp	2,007	25,930
Simmons First National Corp. Class A	2,882	70,667
Southside Bancshares, Inc.	3,116	66,620
Southwest Bancorp, Inc., Oklahoma (a)	3,361	44,432
State Bank Financial Corp.	5,517	81,155
StellarOne Corp.	3,884	58,221
Sterling Bancorp, New York	5,282	59,581
Sterling Financial Corp.	4,637	101,087
Suffolk Bancorp (a)	1,604	25,087
Sun Bancorp, Inc., New Jersey (a)	7,443	23,966
Susquehanna Bancshares, Inc.	32,517	379,473
Taylor Capital Group, Inc. (a)	2,823	41,357
Texas Capital Bancshares, Inc. (a)	6,934	288,870
The First Bancorp, Inc.	1,864	31,856
Tompkins Financial Corp.	2,008	83,934
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TowneBank	4,816	$ 68,917
Trico Bancshares	2,848	49,755
Trustmark Corp.	11,698	287,186
UMB Financial Corp.	5,621	282,961
Umpqua Holdings Corp.	19,436	233,232
Union/First Market Bankshares Corp.	3,449	65,221
United Bankshares, Inc., West Virginia	8,726	220,855
United Community Banks, Inc., Georgia (a)	7,511	82,245
Univest Corp. of Pennsylvania	2,879	50,469
Virginia Commerce Bancorp, Inc. (a)	4,813	64,687
Washington Banking Co., Oak Harbor	2,696	37,205
Washington Trust Bancorp, Inc.	2,464	65,912
Webster Financial Corp.	12,548	293,247
WesBanco, Inc.	4,555	114,012
West Bancorp., Inc.	2,575	27,759
Westamerica Bancorp.	4,848	210,355
Western Alliance Bancorp. (a)	12,695	186,743
Wilshire Bancorp, Inc. (a)	11,220	71,696
Wintrust Financial Corp.	6,283	225,308
		14,630,716
Consumer Finance - 0.8%
Asset Acceptance Capital Corp. (a)	2,806	18,155
Asta Funding, Inc.	1,698	15,944
Cash America International, Inc.	5,126	223,647
Credit Acceptance Corp. (a)	1,285	128,924
DFC Global Corp. (a)	7,765	104,828
Encore Capital Group, Inc. (a)	3,609	102,820
EZCORP, Inc. (non-vtg.) Class A (a)	8,228	139,053
First Cash Financial Services, Inc. (a)	4,967	255,651
First Marblehead Corp. (a)	9,861	12,129
Green Dot Corp. Class A (a)	4,179	65,652
Nelnet, Inc. Class A	4,177	142,018
Netspend Holdings, Inc. (a)	5,040	80,438
Nicholas Financial, Inc.	1,811	26,477
Portfolio Recovery Associates, Inc. (a)	2,976	365,304
Regional Management Corp. (a)	774	16,780
World Acceptance Corp. (a)	1,682	149,463
		1,847,283
Diversified Financial Services - 0.3%
California First National Bancorp	293	4,665
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Gain Capital Holdings, Inc.	2,573	$ 12,685
MarketAxess Holdings, Inc.	6,361	269,198
Marlin Business Services Corp.	1,499	36,321
MicroFinancial, Inc.	1,693	13,696
NewStar Financial, Inc. (a)	4,436	53,010
PHH Corp. (a)	9,915	209,008
PICO Holdings, Inc. (a)	3,937	85,433
Resource America, Inc. Class A	2,086	19,233
		703,249
Insurance - 2.5%
Alterra Capital Holdings Ltd.	14,901	485,028
American Equity Investment Life Holding Co.	11,058	168,524
American Safety Insurance Group Ltd. (a)	1,501	36,144
Amerisafe, Inc.	3,136	102,422
Amtrust Financial Services, Inc.	4,725	149,594
Argo Group International Holdings, Ltd.	4,506	186,774
Baldwin & Lyons, Inc. Class B	1,711	41,577
Citizens, Inc. Class A (a)	7,068	46,225
CNO Financial Group, Inc.	35,071	397,004
Crawford & Co. Class B	4,444	33,730
Donegal Group, Inc. Class A	1,391	20,364
Eastern Insurance Holdings, Inc.	1,130	21,052
eHealth, Inc. (a)	3,575	74,861
EMC Insurance Group	795	22,443
Employers Holdings, Inc.	5,438	123,171
Enstar Group Ltd. (a)	1,473	187,204
FBL Financial Group, Inc. Class A	1,706	67,063
First American Financial Corp.	18,461	494,201
Fortegra Financial Corp. (a)	967	7,784
Global Indemnity PLC (a)	1,716	38,250
Greenlight Capital Re, Ltd. (a)	4,943	121,647
Hallmark Financial Services, Inc. (a)	2,649	23,973
Health Insurance Innovations	722	10,830
Hilltop Holdings, Inc. (a)	7,049	94,386
Homeowners Choice, Inc.	1,418	37,634
Horace Mann Educators Corp.	6,950	156,723
Independence Holding Co.	1,474	15,477
Infinity Property & Casualty Corp.	2,072	117,565
Investors Title Co.	199	13,801
Kansas City Life Insurance Co.	698	25,198
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Maiden Holdings Ltd.	8,829	$ 91,204
Meadowbrook Insurance Group, Inc.	8,632	67,157
Montpelier Re Holdings Ltd.	8,236	212,159
National Financial Partners Corp. (a)	6,957	176,290
National Interstate Corp.	1,067	30,996
National Western Life Insurance Co. Class A	384	70,126
Navigators Group, Inc. (a)	1,709	98,917
OneBeacon Insurance Group Ltd.	3,887	52,824
Phoenix Companies, Inc. (a)	1,021	29,721
Platinum Underwriters Holdings Ltd.	5,706	323,816
Primerica, Inc.	7,708	261,764
RLI Corp.	3,675	264,049
Safety Insurance Group, Inc.	2,200	109,274
Selective Insurance Group, Inc.	9,603	224,998
State Auto Financial Corp.	2,663	46,283
Stewart Information Services Corp.	3,540	95,828
Symetra Financial Corp.	13,594	185,286
Tower Group International Ltd.	6,767	128,032
United Fire Group, Inc.	3,562	99,594
Universal Insurance Holdings, Inc.	3,429	20,505
		5,909,472
Real Estate Investment Trusts - 9.4%
Acadia Realty Trust (SBI)	9,256	264,259
AG Mortgage Investment Trust, Inc.	4,613	119,338
Agree Realty Corp.	2,260	67,958
Alexanders, Inc.	365	112,416
American Assets Trust, Inc.	5,776	194,998
American Capital Mortgage Investment Corp.	10,234	271,815
AmREIT, Inc. Class B	689	13,098
Anworth Mortgage Asset Corp.	25,307	159,687
Apollo Commercial Real Estate Finance, Inc.	5,494	97,464
Apollo Residential Mortgage, Inc.	5,428	120,827
Ares Commercial Real Estate Corp.	1,239	20,852
Armour Residential REIT, Inc.	65,114	422,590
Ashford Hospitality Trust, Inc.	9,388	120,917
Associated Estates Realty Corp.	8,504	151,966
Campus Crest Communities, Inc.	11,324	154,686
CapLease, Inc.	15,496	108,782
Capstead Mortgage Corp.	17,193	228,323
Cedar Shopping Centers, Inc.	10,258	65,754
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chatham Lodging Trust	2,971	$ 54,399
Chesapeake Lodging Trust	8,550	202,293
Colonial Properties Trust (SBI)	15,325	355,693
Colony Financial, Inc.	11,247	250,808
Coresite Realty Corp.	3,592	129,959
Cousins Properties, Inc.	18,098	197,630
Crexus Investment Corp.	11,235	146,392
CubeSmart	23,315	409,645
CyrusOne, Inc.	3,242	77,776
Cys Investments, Inc.	30,491	379,003
DCT Industrial Trust, Inc.	47,290	370,281
DiamondRock Hospitality Co.	32,883	328,172
DuPont Fabros Technology, Inc.	10,710	269,249
Dynex Capital, Inc.	9,337	100,373
EastGroup Properties, Inc.	5,187	327,144
Education Realty Trust, Inc.	19,823	217,855
EPR Properties	8,121	459,161
Equity One, Inc.	9,640	245,724
Excel Trust, Inc.	8,336	126,957
FelCor Lodging Trust, Inc. (a)	21,881	130,848
First Industrial Realty Trust, Inc.	18,727	335,962
First Potomac Realty Trust	8,966	143,456
Franklin Street Properties Corp.	12,728	194,357
Getty Realty Corp.	4,554	97,501
Gladstone Commercial Corp.	2,026	38,778
Glimcher Realty Trust	24,316	304,923
Government Properties Income Trust	7,547	196,599
Gramercy Property Trust, Inc. (a)	8,371	39,762
Gyrodyne Co. of America, Inc.	192	14,172
Healthcare Realty Trust, Inc.	15,087	452,912
Hersha Hospitality Trust	30,320	181,314
Highwoods Properties, Inc. (SBI)	13,642	559,731
Hudson Pacific Properties, Inc.	7,516	171,440
Inland Real Estate Corp.	13,199	149,413
Invesco Mortgage Capital, Inc.	23,203	496,544
Investors Real Estate Trust	17,089	166,276
iStar Financial, Inc. (a)(d)	14,748	172,257
JAVELIN Mortgage Investment Corp.	1,205	24,269
Kite Realty Group Trust	13,837	91,324
LaSalle Hotel Properties (SBI)	16,685	432,642
Lexington Corporate Properties Trust	26,584	340,541
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	5,266	$ 244,869
Medical Properties Trust, Inc.	26,038	418,951
Monmouth Real Estate Investment Corp. Class A	7,104	75,587
National Health Investors, Inc.	4,283	283,706
New York Mortgage Trust, Inc. (d)	8,390	59,905
NorthStar Realty Finance Corp.	33,671	335,700
Omega Healthcare Investors, Inc.	19,442	639,059
One Liberty Properties, Inc.	1,982	45,467
Parkway Properties, Inc.	4,687	85,444
Pebblebrook Hotel Trust	10,635	288,847
Pennsylvania Real Estate Investment Trust (SBI)	9,796	203,071
PennyMac Mortgage Investment Trust	10,262	259,116
Potlatch Corp.	7,003	331,592
PS Business Parks, Inc.	3,190	254,562
RAIT Financial Trust	12,265	104,743
Ramco-Gershenson Properties Trust (SBI)	10,400	181,688
Redwood Trust, Inc.	13,669	311,927
Resource Capital Corp.	21,720	143,135
Retail Opportunity Investments Corp.	10,727	158,867
RLJ Lodging Trust	21,364	492,227
Rouse Properties, Inc.	3,864	73,223
Ryman Hospitality Properties, Inc.	5,701	253,466
Sabra Health Care REIT, Inc.	6,458	192,578
Saul Centers, Inc.	1,379	61,779
Select Income (REIT)	2,071	59,086
Silver Bay Realty Trust Corp.	5,789	110,454
Sovran Self Storage, Inc.	5,311	364,335
Spirit Realty Capital, Inc.	5,835	125,628
Stag Industrial, Inc.	6,307	139,006
Starwood Property Trust, Inc.	28,885	794,049
Strategic Hotel & Resorts, Inc. (a)	31,638	255,319
Summit Hotel Properties, Inc.	9,639	96,294
Sun Communities, Inc.	6,260	320,199
Sunstone Hotel Investors, Inc. (a)	28,249	350,570
Terreno Realty Corp.	3,371	63,442
The Geo Group, Inc.	12,358	462,807
Two Harbors Investment Corp.	62,375	747,253
UMH Properties, Inc.	2,408	26,608
Universal Health Realty Income Trust (SBI)	2,101	112,887
Urstadt Biddle Properties, Inc. Class A	4,467	99,480
Washington (REIT) (SBI)	11,592	331,068
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Western Asset Mortgage Capital Corp.	3,260	$ 73,024
Whitestone REIT Class B	2,690	44,385
Winthrop Realty Trust	5,088	64,668
ZAIS Financial Corp.	1,072	22,148
		22,241,484
Real Estate Management & Development - 0.2%
AV Homes, Inc. (a)	1,663	21,469
Consolidated-Tomoka Land Co.	774	28,801
Forestar Group, Inc. (a)	6,077	130,899
Kennedy-Wilson Holdings, Inc.	8,606	143,118
Tejon Ranch Co. (a)	2,257	65,859
Thomas Properties Group, Inc.	5,243	26,687
Zillow, Inc. (a)(d)	677	39,828
		456,661
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	15,271	146,449
Bank Mutual Corp.	7,929	41,072
BankFinancial Corp.	3,723	29,374
Beneficial Mutual Bancorp, Inc. (a)	5,899	50,436
Berkshire Hills Bancorp, Inc.	4,333	112,051
BofI Holding, Inc. (a)	1,897	77,360
Brookline Bancorp, Inc., Delaware	12,102	101,657
Cape Bancorp, Inc.	1,862	16,777
Charter Financial Corp.	1,393	14,167
Clifton Savings Bancorp, Inc.	1,505	18,075
Dime Community Bancshares, Inc.	5,338	76,173
Doral Financial Corp. (a)	21,358	16,087
ESB Financial Corp.	1,620	22,680
ESSA Bancorp, Inc.	1,613	17,372
EverBank Financial Corp.	3,962	63,392
Farmer Mac Class C (non-vtg.)	1,679	53,359
First Defiance Financial Corp.	1,789	40,503
First Federal Bancshares of Arkansas, Inc. (a)	480	4,651
First Financial Holdings, Inc.	2,986	59,839
First Financial Northwest, Inc. (a)	2,670	21,627
First PacTrust Bancorp, Inc.	1,760	19,994
Flushing Financial Corp.	5,257	79,801
Fox Chase Bancorp, Inc.	2,220	37,540
Franklin Financial Corp./VA	2,495	45,359
Heritage Financial Group, Inc.	1,377	20,366
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hingham Institution for Savings	190	$ 12,922
Home Bancorp, Inc. (a)	1,086	19,657
Home Federal Bancorp, Inc.	2,422	29,500
Home Loan Servicing Solutions Ltd.	9,245	209,399
HomeStreet, Inc.	1,463	31,455
Kearny Financial Corp.	2,569	25,305
Meridian Interstate Bancorp, Inc. (a)	1,432	26,191
MGIC Investment Corp. (a)	54,941	296,681
NASB Financial, Inc. (a)	731	16,667
Nationstar Mortgage Holdings, Inc. (a)	3,351	123,216
Northfield Bancorp, Inc.	3,733	43,900
Northwest Bancshares, Inc.	16,964	207,809
OceanFirst Financial Corp.	2,490	35,383
Ocwen Financial Corp. (a)	18,709	684,375
Oritani Financial Corp.	7,966	123,234
Peoples Federal Bancshares, Inc.	1,148	21,422
Provident Financial Holdings, Inc.	1,848	29,938
Provident Financial Services, Inc.	10,316	158,144
Provident New York Bancorp	6,958	62,900
Radian Group, Inc.	30,120	359,934
Rockville Financial, Inc.	5,030	65,390
Roma Financial Corp.	1,381	23,505
SI Financial Group, Inc.	1,815	21,054
Simplicity Bancorp, Inc.	1,444	21,660
Territorial Bancorp, Inc.	1,921	44,913
Tree.com, Inc.	964	19,733
Trustco Bank Corp., New York	16,527	88,585
United Financial Bancorp, Inc.	3,511	51,998
ViewPoint Financial Group	5,751	107,084
Walker & Dunlop, Inc. (a)	1,879	33,465
Waterstone Financial, Inc. (a)	1,278	10,211
Westfield Financial, Inc.	3,675	27,673
WSFS Financial Corp.	1,341	65,629
		4,285,093
TOTAL FINANCIALS		55,850,900
HEALTH CARE - 12.3%
Biotechnology - 4.2%
Achillion Pharmaceuticals, Inc. (a)	12,399	93,488
Acorda Therapeutics, Inc. (a)	7,010	277,386
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Aegerion Pharmaceuticals, Inc. (a)	4,920	$ 206,837
Affymax, Inc. (a)(d)	5,916	5,325
Agenus, Inc. (a)	4,254	20,674
Alkermes PLC (a)	21,356	653,707
Alnylam Pharmaceuticals, Inc. (a)	9,662	231,405
AMAG Pharmaceuticals, Inc. (a)	3,777	83,283
Amicus Therapeutics, Inc. (a)	5,231	17,001
Anacor Pharmaceuticals, Inc. (a)	2,886	19,336
Arena Pharmaceuticals, Inc. (a)(d)	37,887	312,189
ArQule, Inc. (a)	10,413	30,718
Array Biopharma, Inc. (a)	20,367	121,184
Astex Pharmaceuticals, Inc. (a)	16,360	112,557
AVEO Pharmaceuticals, Inc. (a)	7,839	40,057
BioCryst Pharmaceuticals, Inc. (a)(d)	9,550	19,196
Biospecifics Technologies Corp. (a)	780	12,379
BioTime, Inc. (a)	5,830	21,105
Celldex Therapeutics, Inc. (a)	14,102	184,031
Cepheid, Inc. (a)	11,464	437,122
ChemoCentryx, Inc. (a)	1,226	15,239
Clovis Oncology, Inc. (a)	2,422	90,631
Codexis, Inc. (a)	4,440	9,946
Coronado Biosciences, Inc. (a)(d)	3,595	40,444
Cubist Pharmaceuticals, Inc. (a)	11,075	508,564
Curis, Inc. (a)	13,784	51,690
Cytori Therapeutics, Inc. (a)	10,854	30,500
Dendreon Corp. (a)(d)	26,474	124,693
Discovery Laboratories, Inc. (a)	7,466	12,618
Durata Therapeutics, Inc.	2,299	16,737
Dyax Corp. (a)	17,077	46,962
Dynavax Technologies Corp. (a)	31,865	74,883
Emergent BioSolutions, Inc. (a)	4,517	69,291
Enzon Pharmaceuticals, Inc.	6,660	21,978
Exact Sciences Corp. (a)	11,271	105,271
Exelixis, Inc. (a)(d)	32,273	167,497
Genomic Health, Inc. (a)	2,795	84,856
Geron Corp. (a)	23,334	27,301
GTx, Inc. (a)	4,343	20,065
Halozyme Therapeutics, Inc. (a)	15,362	92,786
Hyperion Therapeutics, Inc.	676	14,500
Idenix Pharmaceuticals, Inc. (a)(d)	15,665	57,961
ImmunoCellular Therapeutics Ltd. (a)	8,271	20,843
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)	14,583	$ 233,620
Immunomedics, Inc. (a)	11,894	30,449
Infinity Pharmaceuticals, Inc. (a)	5,203	224,197
Intercept Pharmaceuticals, Inc.	790	26,900
InterMune, Inc. (a)	13,986	130,489
Ironwood Pharmaceuticals, Inc. Class A (a)	13,158	200,133
Isis Pharmaceuticals, Inc. (a)(d)	17,470	391,153
KaloBios Pharmaceuticals, Inc.	1,400	8,400
Keryx Biopharmaceuticals, Inc. (a)	14,161	115,412
KYTHERA Biopharmaceuticals, Inc.	867	21,242
Lexicon Pharmaceuticals, Inc. (a)	37,904	75,050
Ligand Pharmaceuticals, Inc. Class B (a)	2,976	81,304
LipoScience, Inc.	1,133	9,789
MannKind Corp. (a)(d)	23,785	93,951
Maxygen, Inc.	4,688	11,251
Merrimack Pharmaceuticals, Inc. (a)	2,624	12,910
Momenta Pharmaceuticals, Inc. (a)	8,032	98,954
Neurocrine Biosciences, Inc. (a)	11,398	131,533
NewLink Genetics Corp. (a)	2,881	40,161
Novavax, Inc. (a)	21,956	51,597
NPS Pharmaceuticals, Inc. (a)	14,963	200,953
OncoGenex Pharmaceuticals, Inc. (a)	2,521	25,538
Oncothyreon, Inc. (a)	9,885	24,811
Opko Health, Inc. (a)(d)	18,777	125,055
Orexigen Therapeutics, Inc. (a)	14,050	85,424
Osiris Therapeutics, Inc. (a)	2,914	32,695
PDL BioPharma, Inc. (d)	24,546	189,986
Pharmacyclics, Inc. (a)	9,994	814,479
Progenics Pharmaceuticals, Inc. (a)	8,062	37,085
Raptor Pharmaceutical Corp. (a)	8,885	61,307
Regulus Therapeutics, Inc.	2,135	14,988
Repligen Corp. (a)	5,270	47,219
Rigel Pharmaceuticals, Inc. (a)	14,742	70,614
Sangamo Biosciences, Inc. (a)(d)	9,356	95,244
Seattle Genetics, Inc. (a)(d)	16,589	612,964
SIGA Technologies, Inc. (a)(d)	5,925	19,553
Spectrum Pharmaceuticals, Inc.	10,170	75,360
Sunesis Pharmaceuticals, Inc. (a)	5,116	28,803
Synageva BioPharma Corp. (a)	1,940	100,279
Synergy Pharmaceuticals, Inc. (a)	9,057	47,549
Synta Pharmaceuticals Corp. (a)	6,803	69,731
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	4,497	$ 20,731
TESARO, Inc.	1,026	28,225
Theravance, Inc. (a)	10,582	357,143
Threshold Pharmaceuticals, Inc. (a)	7,609	36,675
Trius Therapeutics, Inc. (a)	5,661	39,457
Vanda Pharmaceuticals, Inc. (a)	4,753	23,100
Verastem, Inc. (a)	1,019	10,007
Vical, Inc. (a)	13,018	48,036
XOMA Corp. (a)	14,249	49,872
ZIOPHARM Oncology, Inc. (a)(d)	11,770	19,774
		10,005,388
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	3,801	162,265
Abiomed, Inc. (a)	5,741	106,036
Accuray, Inc. (a)(d)	12,448	54,771
Align Technology, Inc. (a)	12,529	414,960
Alphatec Holdings, Inc. (a)	8,788	16,609
Analogic Corp.	2,150	170,882
Angiodynamics, Inc. (a)	4,447	45,048
Anika Therapeutics, Inc. (a)	2,129	28,422
Antares Pharma, Inc. (a)	19,249	72,954
ArthroCare Corp. (a)	4,858	168,330
Atricure, Inc. (a)	3,149	26,263
Atrion Corp.	268	53,705
Cantel Medical Corp.	3,637	114,966
Cardiovascular Systems, Inc. (a)	3,300	56,628
Cerus Corp. (a)	11,002	58,531
Conceptus, Inc. (a)	5,509	170,834
CONMED Corp.	5,020	157,277
Cryolife, Inc.	4,888	29,328
Cyberonics, Inc. (a)	4,820	209,284
Cynosure, Inc. Class A (a)	2,220	57,409
Derma Sciences, Inc. (a)	2,297	27,771
DexCom, Inc. (a)	11,933	195,821
Endologix, Inc. (a)	9,532	143,171
EnteroMedics, Inc. (a)	6,947	6,669
Exactech, Inc. (a)	1,471	27,214
Globus Medical, Inc.	1,561	23,758
Greatbatch, Inc. (a)	4,089	114,247
Haemonetics Corp. (a)	8,810	339,185
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hansen Medical, Inc. (a)(d)	8,660	$ 16,974
HeartWare International, Inc. (a)	2,853	277,312
ICU Medical, Inc. (a)	2,214	133,394
Insulet Corp. (a)	9,129	230,416
Integra LifeSciences Holdings Corp. (a)	3,432	120,223
Invacare Corp.	5,406	72,711
MAKO Surgical Corp. (a)(d)	6,717	71,133
Masimo Corp.	8,754	175,605
Meridian Bioscience, Inc.	7,276	147,630
Merit Medical Systems, Inc. (a)	7,293	70,523
Natus Medical, Inc. (a)	5,091	63,688
Navidea Biopharmaceuticals, Inc. (a)(d)	18,387	45,048
Neogen Corp. (a)	4,146	210,741
NuVasive, Inc. (a)	7,602	159,414
NxStage Medical, Inc. (a)	8,886	99,257
OraSure Technologies, Inc. (a)	9,518	42,450
Orthofix International NV (a)	3,211	104,036
Palomar Medical Technologies, Inc. (a)	3,387	45,894
PhotoMedex, Inc. (a)	2,184	35,599
Quidel Corp. (a)	4,863	108,542
Rochester Medical Corp. (a)	1,923	26,114
Rockwell Medical Technologies, Inc. (a)	4,803	20,365
RTI Biologics, Inc. (a)	9,414	37,468
Solta Medical, Inc. (a)	11,468	22,363
Staar Surgical Co. (a)	6,287	43,883
Steris Corp.	10,082	419,310
SurModics, Inc. (a)	2,304	60,941
Symmetry Medical, Inc. (a)	6,310	75,215
The Spectranetics Corp. (a)	5,900	110,035
Tornier BV (a)	2,773	50,441
Unilife Corp. (a)(d)	15,716	31,118
Utah Medical Products, Inc.	595	26,376
Vascular Solutions, Inc. (a)	2,734	43,498
Volcano Corp. (a)	9,205	186,769
West Pharmaceutical Services, Inc.	5,890	376,135
Wright Medical Group, Inc. (a)	7,733	181,262
Zeltiq Aesthetics, Inc. (a)	2,890	12,658
		7,006,879
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	4,690	147,970
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Accretive Health, Inc. (a)	9,877	$ 104,104
Air Methods Corp.	6,655	243,506
Almost Family, Inc.	1,370	27,044
Amedisys, Inc. (a)	5,106	51,264
AMN Healthcare Services, Inc. (a)	7,819	107,355
AmSurg Corp. (a)	5,563	186,694
Assisted Living Concepts, Inc. Class A	3,231	38,514
Bio-Reference Laboratories, Inc. (a)(d)	4,328	110,364
BioScrip, Inc. (a)	8,722	120,887
Capital Senior Living Corp. (a)	4,934	119,699
Centene Corp. (a)	8,978	414,784
Chemed Corp.	3,329	271,713
Chindex International, Inc. (a)	2,203	30,181
Corvel Corp. (a)	1,029	48,847
Cross Country Healthcare, Inc. (a)	4,566	22,830
Emeritus Corp. (a)	5,638	144,897
ExamWorks Group, Inc. (a)	5,184	93,830
Five Star Quality Care, Inc. (a)	7,331	34,676
Gentiva Health Services, Inc. (a)	5,443	57,097
Hanger, Inc. (a)	5,979	181,702
HealthSouth Corp. (a)(d)	16,651	457,903
Healthways, Inc. (a)	5,724	79,506
IPC The Hospitalist Co., Inc. (a)	2,865	130,701
Kindred Healthcare, Inc. (a)	9,176	96,256
Landauer, Inc.	1,635	91,347
LHC Group, Inc. (a)	2,603	56,537
Magellan Health Services, Inc. (a)	4,754	243,215
Molina Healthcare, Inc. (a)	5,228	173,570
MWI Veterinary Supply, Inc. (a)	2,220	261,316
National Healthcare Corp.	1,795	83,342
National Research Corp.	414	24,819
Owens & Minor, Inc.	11,050	359,899
PDI, Inc. (a)	1,715	7,838
PharMerica Corp. (a)	5,100	65,739
Providence Service Corp. (a)	2,170	37,997
Select Medical Holdings Corp.	6,303	52,000
Skilled Healthcare Group, Inc. (a)	3,080	21,683
Team Health Holdings, Inc. (a)	4,989	185,990
The Ensign Group, Inc.	2,993	104,366
Triple-S Management Corp. (a)	3,478	62,708
U.S. Physical Therapy, Inc.	2,069	49,366
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal American Spin Corp.	6,732	$ 57,559
Vanguard Health Systems, Inc. (a)	5,670	82,952
Wellcare Health Plans, Inc. (a)	7,516	438,258
		5,782,825
Health Care Technology - 0.8%
athenahealth, Inc. (a)	6,238	600,470
Computer Programs & Systems, Inc.	1,952	102,402
Greenway Medical Technologies (a)	1,354	18,238
HealthStream, Inc. (a)	3,461	79,465
HMS Holdings Corp. (a)	14,984	377,747
MedAssets, Inc. (a)	10,138	189,885
Medidata Solutions, Inc. (a)	4,065	269,753
Merge Healthcare, Inc. (a)	10,092	31,487
Omnicell, Inc. (a)	5,765	103,885
Quality Systems, Inc.	6,931	123,857
Vocera Communications, Inc. (a)	1,254	24,829
		1,922,018
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	12,387	45,089
BG Medicine, Inc. (a)	1,763	2,909
Cambrex Corp. (a)	5,154	64,373
Fluidigm Corp. (a)	4,329	72,900
Furiex Pharmaceuticals, Inc. (a)	1,293	43,897
Harvard Bioscience, Inc. (a)	4,160	21,299
Luminex Corp. (a)	7,305	121,482
Pacific Biosciences of California, Inc. (a)	7,749	19,837
PAREXEL International Corp. (a)	10,407	426,167
Sequenom, Inc. (a)(d)	19,504	73,530
		891,483
Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc. (a)	2,650	6,493
Akorn, Inc. (a)	9,998	150,470
Ampio Pharmaceuticals, Inc. (a)(d)	4,474	22,549
Auxilium Pharmaceuticals, Inc. (a)	8,510	127,054
AVANIR Pharmaceuticals Class A (a)	23,273	74,241
Biodelivery Sciences International, Inc. (a)	4,672	26,537
Cadence Pharmaceuticals, Inc. (a)	10,744	76,068
Cempra, Inc. (a)	511	3,521
Corcept Therapeutics, Inc. (a)(d)	7,742	13,703
Cornerstone Therapeutics, Inc. (a)	1,476	12,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cumberland Pharmaceuticals, Inc. (a)	2,004	$ 9,379
DepoMed, Inc. (a)	10,007	55,139
Endocyte, Inc. (a)	5,134	71,311
Hi-Tech Pharmacal Co., Inc.	1,855	61,326
Horizon Pharma, Inc. (a)	7,185	17,244
Impax Laboratories, Inc. (a)	11,733	205,328
Jazz Pharmaceuticals PLC (a)	7,252	423,154
Lannett Co., Inc. (a)	2,794	32,438
Nektar Therapeutics (a)	19,839	215,055
Omeros Corp. (a)(d)	4,314	17,385
Optimer Pharmaceuticals, Inc. (a)	8,333	128,662
Pacira Pharmaceuticals, Inc. (a)	3,178	91,749
Pain Therapeutics, Inc.	6,161	25,383
Pernix Therapeutics Holdings, Inc. (a)	1,767	6,750
Pozen, Inc. (a)	4,416	21,771
Questcor Pharmaceuticals, Inc. (d)	9,369	288,003
Repros Therapeutics, Inc. (a)(d)	3,189	64,864
Sagent Pharmaceuticals, Inc. (a)	1,561	25,819
Santarus, Inc. (a)	9,618	176,683
SciClone Pharmaceuticals, Inc. (a)	9,819	46,444
Sucampo Pharmaceuticals, Inc. Class A (a)	1,824	17,346
Supernus Pharmaceuticals, Inc. (a)(d)	589	3,027
The Medicines Company (a)	9,636	325,311
Transcept Pharmaceuticals, Inc. (a)	1,792	7,096
Ventrus Biosciences, Inc. (a)	2,999	8,037
ViroPharma, Inc. (a)	11,527	314,111
VIVUS, Inc. (a)(d)	17,525	232,907
XenoPort, Inc. (a)	7,238	44,948
Zogenix, Inc. (a)	8,579	14,842
		3,464,517
TOTAL HEALTH CARE		29,073,110
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.6%
AAR Corp.	7,105	126,895
AeroVironment, Inc. (a)	3,027	58,603
American Science & Engineering, Inc.	1,495	96,398
API Technologies Corp. (a)	5,006	13,817
Astronics Corp. (a)	2,076	57,713
CPI Aerostructures, Inc. (a)	1,171	10,785
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Cubic Corp.	2,773	$ 119,156
Curtiss-Wright Corp.	8,156	267,843
DigitalGlobe, Inc. (a)	9,307	271,671
Esterline Technologies Corp. (a)	5,349	401,389
GenCorp, Inc. (non-vtg.) (a)	10,378	135,640
HEICO Corp.	9,222	405,860
Hexcel Corp. (a)	17,362	529,541
KEYW Holding Corp. (a)	4,324	58,763
Kratos Defense & Security Solutions, Inc. (a)	7,027	35,767
LMI Aerospace, Inc. (a)	1,548	33,112
Moog, Inc. Class A (a)	7,926	366,260
National Presto Industries, Inc.	833	62,475
Orbital Sciences Corp. (a)	10,373	186,921
SIFCO Industries, Inc.	352	6,012
Sypris Solutions, Inc.	1,359	4,349
Taser International, Inc. (a)	8,895	78,365
Teledyne Technologies, Inc. (a)	6,398	480,234
		3,807,569
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	9,218	53,188
Atlas Air Worldwide Holdings, Inc. (a)	4,621	172,825
Echo Global Logistics, Inc. (a)	2,515	43,635
Forward Air Corp.	5,108	188,434
Hub Group, Inc. Class A (a)	6,474	237,272
Pacer International, Inc. (a)	6,221	35,397
Park-Ohio Holdings Corp. (a)	1,488	54,729
XPO Logistics, Inc. (a)(d)	2,972	48,473
		833,953
Airlines - 0.9%
Alaska Air Group, Inc. (a)	12,336	760,391
Allegiant Travel Co.	2,602	233,920
Hawaiian Holdings, Inc. (a)	9,271	50,898
JetBlue Airways Corp. (a)	40,519	279,176
Republic Airways Holdings, Inc. (a)	8,559	95,775
SkyWest, Inc.	9,014	128,990
Spirit Airlines, Inc. (a)	7,276	194,269
US Airways Group, Inc. (a)(d)	28,252	477,459
		2,220,878
Building Products - 0.9%
A.O. Smith Corp.	6,743	508,624
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
AAON, Inc.	3,193	$ 90,713
American Woodmark Corp. (a)	1,648	55,455
Apogee Enterprises, Inc.	4,942	125,922
Builders FirstSource, Inc. (a)	8,483	52,510
Gibraltar Industries, Inc. (a)	5,262	98,399
Griffon Corp.	8,114	83,574
Insteel Industries, Inc.	3,082	51,100
NCI Building Systems, Inc. (a)	3,138	53,723
Nortek, Inc. (a)	1,372	98,592
Patrick Industries, Inc. (a)	664	13,453
PGT, Inc. (a)	3,639	28,020
Quanex Building Products Corp.	6,342	103,184
Simpson Manufacturing Co. Ltd.	7,004	201,295
Trex Co., Inc. (a)	2,618	127,444
Universal Forest Products, Inc.	3,388	130,777
USG Corp. (a)	12,927	335,973
		2,158,758
Commercial Services & Supplies - 2.0%
A.T. Cross Co. Class A (a)	1,621	20,457
ABM Industries, Inc.	9,430	212,647
ACCO Brands Corp.	19,843	133,940
Acorn Energy, Inc. (d)	3,385	25,388
ARC Document Solutions, Inc. (a)	6,366	20,435
Casella Waste Systems, Inc. Class A (a)	6,771	29,522
CECO Environmental Corp.	1,456	16,904
Cenveo, Inc. (a)	8,534	17,409
CompX International, Inc. Class A	93	1,163
Consolidated Graphics, Inc. (a)	1,301	46,407
Courier Corp.	1,803	25,963
Deluxe Corp.	8,893	339,179
EnergySolutions, Inc. (a)	13,267	54,793
EnerNOC, Inc. (a)	4,455	78,052
Ennis, Inc.	4,589	70,533
G&K Services, Inc. Class A	3,242	152,342
Healthcare Services Group, Inc.	11,714	261,105
Heritage-Crystal Clean, Inc. (a)	1,274	19,811
Herman Miller, Inc.	10,171	255,190
HNI Corp.	7,975	274,579
InnerWorkings, Inc. (a)	5,459	54,972
Interface, Inc.	10,275	172,004
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Intersections, Inc.	1,423	$ 13,604
Kimball International, Inc. Class B	5,553	51,032
Knoll, Inc.	8,202	127,623
McGrath RentCorp.	4,257	132,222
Metalico, Inc. (a)	6,843	10,196
Mine Safety Appliances Co.	4,775	229,200
Mobile Mini, Inc. (a)	6,688	188,133
Multi-Color Corp.	2,374	61,392
NL Industries, Inc.	1,028	11,586
Performant Financial Corp.	1,468	14,284
Quad/Graphics, Inc.	4,466	93,339
Schawk, Inc. Class A	2,011	20,472
Standard Parking Corp. (a)	2,824	60,688
Steelcase, Inc. Class A	13,293	168,821
Swisher Hygiene, Inc. (Canada) (a)	20,153	29,423
Team, Inc. (a)	3,463	134,226
Tetra Tech, Inc. (a)	11,075	291,162
The Brink's Co.	8,201	217,409
TMS International Corp. (a)	2,259	32,620
TRC Companies, Inc. (a)	2,402	14,508
Unifirst Corp. Massachusetts	2,506	228,171
United Stationers, Inc.	7,102	230,602
US Ecology, Inc.	3,175	86,360
Viad Corp.	3,594	93,624
		4,823,492
Construction & Engineering - 0.8%
Aegion Corp. (a)	6,869	144,661
Ameresco, Inc. Class A (a)	3,663	26,996
Argan, Inc.	1,805	31,949
Comfort Systems USA, Inc.	6,348	81,445
Dycom Industries, Inc. (a)	5,774	111,554
EMCOR Group, Inc.	11,638	435,261
Furmanite Corp. (a)	6,316	40,107
Granite Construction, Inc.	6,756	186,939
Great Lakes Dredge & Dock Corp.	10,406	72,010
Layne Christensen Co. (a)	3,450	70,484
MasTec, Inc. (a)	9,503	264,183
Michael Baker Corp.	1,469	35,770
MYR Group, Inc. (a)	3,639	82,969
Northwest Pipe Co. (a)	1,674	45,683
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Orion Marine Group, Inc. (a)	4,752	$ 43,528
Pike Electric Corp.	3,103	48,500
Primoris Services Corp.	5,150	113,506
Sterling Construction Co., Inc. (a)	2,716	27,486
Tutor Perini Corp. (a)	6,318	103,868
		1,966,899
Electrical Equipment - 1.2%
Acuity Brands, Inc.	7,367	537,496
American Superconductor Corp. (a)	6,635	16,654
AZZ, Inc.	4,378	185,146
Belden, Inc.	7,943	392,543
Brady Corp. Class A	8,565	290,182
Capstone Turbine Corp. (a)(d)	52,409	46,125
Coleman Cable, Inc.	1,419	21,285
Encore Wire Corp.	2,939	96,252
EnerSys (a)	8,368	383,589
Enphase Energy, Inc. (a)(d)	1,121	7,892
Franklin Electric Co., Inc.	8,190	265,110
FuelCell Energy, Inc. (a)(d)	26,536	27,863
Generac Holdings, Inc.	4,253	152,810
Global Power Equipment Group, Inc.	3,118	51,447
II-VI, Inc. (a)	9,287	143,670
LSI Industries, Inc.	3,723	26,210
Powell Industries, Inc. (a)	1,598	78,686
Preformed Line Products Co.	400	32,200
SolarCity Corp. (d)	2,268	61,281
Thermon Group Holdings, Inc. (a)	2,528	49,549
Vicor Corp. (a)	3,407	18,296
		2,884,286
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	6,355	213,210

Machinery - 3.1%
Accuride Corp. (a)	8,418	43,269
Actuant Corp. Class A	12,646	395,820
Alamo Group, Inc.	1,223	49,006
Albany International Corp. Class A	4,914	142,752
Altra Holdings, Inc.	4,634	123,496
American Railcar Industries, Inc.	1,604	57,279
Ampco-Pittsburgh Corp.	1,426	26,723
Astec Industries, Inc.	3,548	116,481
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Barnes Group, Inc.	9,464	$ 262,815
Blount International, Inc. (a)	8,540	118,621
Briggs & Stratton Corp.	8,487	190,873
Chart Industries, Inc. (a)	5,211	441,945
CIRCOR International, Inc.	2,995	141,753
CLARCOR, Inc.	8,726	451,134
Columbus McKinnon Corp. (NY Shares) (a)	3,477	65,298
Commercial Vehicle Group, Inc. (a)	4,317	30,262
Douglas Dynamics, Inc.	3,770	52,742
Dynamic Materials Corp.	2,476	39,319
Eastern Co.	1,035	17,316
Energy Recovery, Inc. (a)	7,353	26,912
EnPro Industries, Inc. (a)	3,578	176,324
ESCO Technologies, Inc.	4,680	168,340
ExOne Co.	1,047	40,205
Federal Signal Corp. (a)	10,754	83,451
Flow International Corp. (a)	8,237	30,147
FreightCar America, Inc.	2,260	47,189
Gorman-Rupp Co.	2,721	76,868
Graham Corp.	1,811	44,007
Greenbrier Companies, Inc. (a)	4,031	90,939
Hardinge, Inc.	1,912	25,812
Hurco Companies, Inc. (a)	1,081	29,003
Hyster-Yale Materials Handling Class A	1,910	99,683
John Bean Technologies Corp.	4,948	102,622
Kadant, Inc.	2,107	58,301
Kaydon Corp.	5,529	131,811
L.B. Foster Co. Class A	1,566	69,139
Lindsay Corp.	2,219	170,464
Lydall, Inc. (a)	3,015	43,235
Meritor, Inc. (a)	16,696	96,837
Met-Pro Corp.	2,570	34,438
Middleby Corp. (a)	3,253	486,584
Miller Industries, Inc.	1,892	28,588
Mueller Industries, Inc.	3,464	179,366
Mueller Water Products, Inc. Class A	27,573	163,232
NN, Inc. (a)	3,084	27,787
Omega Flex, Inc.	420	5,657
PMFG, Inc. (a)	3,417	19,682
Proto Labs, Inc. (a)	907	46,330
RBC Bearings, Inc. (a)	3,864	185,858
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Rexnord Corp. (a)	4,951	$ 90,207
Standex International Corp.	2,233	118,126
Sun Hydraulics Corp.	3,554	116,394
Tennant Co.	3,238	154,841
Titan International, Inc.	9,340	208,375
TriMas Corp. (a)	5,657	172,539
Twin Disc, Inc.	1,399	29,827
Wabash National Corp. (a)	11,957	112,755
Watts Water Technologies, Inc. Class A	4,874	229,370
Woodward, Inc.	12,047	433,572
		7,221,721
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(d)	5,209	8,907
International Shipholding Corp.	890	16,073
Rand Logistics, Inc. (a)	2,899	16,872
		41,852
Professional Services - 1.3%
Acacia Research Corp.	8,680	206,758
Advisory Board Co. (a)	5,981	293,966
Barrett Business Services, Inc.	1,210	64,057
CBIZ, Inc. (a)	6,675	43,321
CDI Corp.	2,603	40,789
Corporate Executive Board Co.	5,840	329,142
CRA International, Inc. (a)	1,960	36,142
Dolan Co. (a)	5,473	9,468
Exponent, Inc.	2,358	124,267
Franklin Covey Co. (a)	2,444	34,412
FTI Consulting, Inc. (a)	7,371	244,128
GP Strategies Corp. (a)	2,525	55,676
Heidrick & Struggles International, Inc.	3,172	41,934
Hill International, Inc. (a)	3,281	9,023
Hudson Global, Inc. (a)	5,490	18,117
Huron Consulting Group, Inc. (a)	3,978	166,201
ICF International, Inc. (a)	3,525	95,563
Insperity, Inc.	3,996	110,409
Kelly Services, Inc. Class A (non-vtg.)	4,634	78,871
Kforce, Inc.	4,713	71,261
Korn/Ferry International (a)	8,217	135,991
MISTRAS Group, Inc. (a)	2,685	50,881
Navigant Consulting, Inc. (a)	9,008	111,069
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Odyssey Marine Exploration, Inc. (a)(d)	13,446	$ 39,666
On Assignment, Inc. (a)	7,491	181,807
Pendrell Corp. (a)	27,160	45,900
Resources Connection, Inc.	7,313	83,076
RPX Corp. (a)	3,619	48,531
TrueBlue, Inc. (a)	6,992	144,874
VSE Corp.	673	20,520
WageWorks, Inc. (a)	1,247	31,936
		2,967,756
Road & Rail - 1.3%
AMERCO	1,510	242,657
Arkansas Best Corp.	4,469	46,969
Avis Budget Group, Inc. (a)	18,456	532,271
Celadon Group, Inc.	3,409	57,237
Genesee & Wyoming, Inc. Class A (a)	7,683	654,592
Heartland Express, Inc.	8,483	115,114
Knight Transportation, Inc.	10,113	157,965
Marten Transport Ltd.	2,856	58,177
Old Dominion Freight Lines, Inc. (a)	12,389	476,977
Patriot Transportation Holding, Inc. (a)	1,174	33,987
Quality Distribution, Inc. (a)	3,662	29,150
Roadrunner Transportation Systems, Inc. (a)	2,572	57,896
Saia, Inc. (a)	2,818	115,313
Swift Transporation Co. (a)	13,781	193,210
Universal Truckload Services, Inc.	936	23,625
Werner Enterprises, Inc.	7,702	176,838
		2,971,978
Trading Companies & Distributors - 1.0%
Aceto Corp.	4,690	48,776
Aircastle Ltd.	9,524	132,955
Applied Industrial Technologies, Inc.	7,370	311,383
Beacon Roofing Supply, Inc. (a)	8,198	312,590
BlueLinx Corp. (a)	5,571	16,212
CAI International, Inc. (a)	2,462	62,756
DXP Enterprises, Inc. (a)	1,553	103,865
Edgen Group, Inc. Class A	2,780	19,043
H&E Equipment Services, Inc.	5,044	102,696
Houston Wire & Cable Co.	3,022	41,160
Kaman Corp.	4,636	156,650
Rush Enterprises, Inc. Class A (a)	5,863	134,204
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
TAL International Group, Inc.	5,096	$ 210,974
Textainer Group Holdings Ltd.	2,452	94,819
Titan Machinery, Inc. (a)	2,982	67,274
Watsco, Inc.	5,101	430,422
Willis Lease Finance Corp. (a)	790	11,210
		2,256,989
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	3,083	50,900
TOTAL INDUSTRIALS		34,420,241
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.9%
ADTRAN, Inc.	11,144	234,024
Ambient Corp. (a)	151	300
Anaren, Inc. (a)	2,212	51,783
Arris Group, Inc. (a)	19,731	325,759
Aruba Networks, Inc. (a)	19,513	438,847
Aviat Networks, Inc. (a)	10,667	34,134
Aware, Inc.	1,974	9,534
Bel Fuse, Inc. Class B (non-vtg.)	1,881	27,688
Black Box Corp.	2,827	61,402
CalAmp Corp. (a)	6,251	69,574
Calix Networks, Inc. (a)	7,092	60,495
Ciena Corp. (a)	17,286	258,599
Comtech Telecommunications Corp.	2,918	71,812
Digi International, Inc. (a)	4,522	41,241
Emulex Corp. (a)	14,920	89,520
Extreme Networks, Inc. (a)	16,738	55,738
Finisar Corp. (a)	15,888	204,002
Globecomm Systems, Inc. (a)	4,057	49,698
Harmonic, Inc. (a)	20,661	117,354
Infinera Corp. (a)	20,328	171,162
InterDigital, Inc.	7,133	316,777
Ixia (a)	7,776	128,071
KVH Industries, Inc. (a)	2,433	32,140
Loral Space & Communications Ltd.	1,915	117,811
NETGEAR, Inc. (a)	6,617	197,120
NumereX Corp. Class A (a)	2,118	21,858
Oclaro, Inc. (a)(d)	12,737	17,322
Oplink Communications, Inc. (a)	3,269	53,677
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Parkervision, Inc. (a)(d)	13,678	$ 54,575
PC-Tel, Inc.	3,621	24,152
Plantronics, Inc.	7,415	324,925
Procera Networks, Inc. (a)	3,570	39,591
Ruckus Wireless, Inc.	1,456	28,101
ShoreTel, Inc. (a)	8,202	29,609
Sonus Networks, Inc. (a)	36,720	77,112
Symmetricom, Inc. (a)	7,125	37,050
Tellabs, Inc.	64,582	133,685
Telular Corp.	2,740	34,990
Tessco Technologies, Inc.	907	18,539
Ubiquiti Networks, Inc.	1,638	25,307
ViaSat, Inc. (a)	6,558	317,866
Westell Technologies, Inc. Class A (a)	8,112	15,900
		4,418,844
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	13,561	518,573
Avid Technology, Inc. (a)	5,314	35,019
Cray, Inc. (a)	6,847	144,883
Datalink Corp. (a)	2,615	29,262
Electronics for Imaging, Inc. (a)	8,124	217,073
Imation Corp. (a)	5,656	20,814
Immersion Corp. (a)	4,828	51,129
Intermec, Inc. (a)	10,608	104,383
Intevac, Inc. (a)	3,987	18,061
OCZ Technology Group, Inc. (a)(d)	11,358	14,879
QLogic Corp. (a)	15,962	173,347
Quantum Corp. (a)	41,913	59,936
Silicon Graphics International Corp. (a)	5,660	73,580
STEC, Inc. (a)	5,619	20,397
Super Micro Computer, Inc. (a)	4,874	46,888
Synaptics, Inc. (a)	5,877	242,309
		1,770,533
Electronic Equipment & Components - 2.2%
Aeroflex Holding Corp. (a)	3,481	25,899
Agilysys, Inc. (a)	2,798	32,681
Anixter International, Inc.	4,853	348,154
Audience, Inc.	1,064	15,737
Badger Meter, Inc.	2,549	111,340
Benchmark Electronics, Inc. (a)	10,131	180,737
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Checkpoint Systems, Inc. (a)	6,992	$ 80,897
Cognex Corp.	7,462	296,241
Coherent, Inc.	4,108	229,760
CTS Corp.	6,054	64,475
Daktronics, Inc.	6,198	61,918
DTS, Inc. (a)	3,159	53,008
Echelon Corp. (a)	5,903	13,046
Electro Rent Corp.	3,363	55,725
Electro Scientific Industries, Inc.	4,061	43,778
Fabrinet (a)	3,876	53,217
FARO Technologies, Inc. (a)	2,918	113,189
FEI Co.	6,608	422,119
GSI Group, Inc. (a)	5,053	43,153
Insight Enterprises, Inc. (a)	7,795	141,245
InvenSense, Inc. (a)	6,203	57,812
KEMET Corp. (a)	7,748	48,270
KEY Tronic Corp. (a)	1,739	19,651
Littelfuse, Inc.	3,787	264,408
Maxwell Technologies, Inc. (a)	4,910	29,951
Measurement Specialties, Inc. (a)	2,603	111,330
Mercury Systems, Inc. (a)	5,192	40,134
Mesa Laboratories, Inc.	475	23,446
Methode Electronics, Inc. Class A	6,429	92,449
MTS Systems Corp.	2,830	172,489
Multi-Fineline Electronix, Inc. (a)	1,451	22,113
Neonode, Inc. (a)(d)	4,107	23,451
Newport Corp. (a)	6,510	98,627
OSI Systems, Inc. (a)	3,482	199,519
Park Electrochemical Corp.	3,529	84,237
PC Connection, Inc.	1,473	22,743
Plexus Corp. (a)	6,053	163,249
Power-One, Inc. (a)	11,501	72,686
RadiSys Corp. (a)	3,862	19,156
RealD, Inc. (a)	7,262	108,712
Richardson Electronics Ltd.	2,261	26,522
Rofin-Sinar Technologies, Inc. (a)	5,015	124,874
Rogers Corp. (a)	2,781	118,582
Sanmina Corp. (a)	14,331	180,857
ScanSource, Inc. (a)	4,861	140,823
SYNNEX Corp. (a)	4,624	159,990
TTM Technologies, Inc. (a)	9,526	68,873
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Universal Display Corp. (a)	6,945	$ 218,351
Viasystems Group, Inc. (a)	552	7,021
Vishay Precision Group, Inc. (a)	2,091	29,964
Zygo Corp. (a)	2,875	43,010
		5,179,619
Internet Software & Services - 2.3%
Active Network, Inc. (a)	6,994	35,180
Angie's List, Inc. (a)	6,311	152,979
Bankrate, Inc. (a)	8,236	111,021
Bazaarvoice, Inc. (a)	1,965	14,246
Blucora, Inc. (a)	6,933	102,400
Brightcove, Inc. (a)	1,101	6,628
Carbonite, Inc. (a)	1,924	20,471
comScore, Inc. (a)	6,294	101,774
Constant Contact, Inc. (a)	5,296	77,375
Cornerstone OnDemand, Inc. (a)	5,939	215,467
CoStar Group, Inc. (a)	4,934	534,895
DealerTrack Holdings, Inc. (a)	7,502	208,931
Demand Media, Inc. (a)	5,374	46,539
Demandware, Inc. (a)	1,132	30,904
Dice Holdings, Inc. (a)	7,594	64,093
Digital River, Inc. (a)	6,601	95,582
E2open, Inc.	754	10,714
EarthLink, Inc.	18,873	107,387
ExactTarget, Inc. (a)	1,738	34,030
Internap Network Services Corp. (a)	9,439	75,323
IntraLinks Holdings, Inc. (a)	6,382	36,505
iPass, Inc. (a)	9,061	17,488
j2 Global, Inc.	7,426	302,238
Keynote Systems, Inc.	2,824	31,657
Limelight Networks, Inc. (a)	9,751	18,819
Liquidity Services, Inc. (a)(d)	4,173	137,292
LivePerson, Inc. (a)	9,550	122,431
LogMeIn, Inc. (a)	3,899	88,039
Marchex, Inc. Class B	4,250	17,553
Market Leader, Inc. (a)	4,191	41,994
MeetMe, Inc. (a)	2,724	5,257
Millennial Media, Inc. (a)	1,898	13,153
Monster Worldwide, Inc. (a)	21,361	93,561
Move, Inc. (a)	6,902	78,752
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	11,339	$ 190,949
OpenTable, Inc. (a)	3,944	218,458
Perficient, Inc. (a)	5,607	58,761
QuinStreet, Inc. (a)	5,588	36,546
RealNetworks, Inc. (a)	3,906	30,076
Responsys, Inc. (a)	6,275	48,757
SciQuest, Inc. (a)	3,251	74,318
Spark Networks, Inc. (a)	2,119	14,452
SPS Commerce, Inc. (a)	2,148	101,235
Stamps.com, Inc. (a)	2,371	80,235
Support.com, Inc. (a)	8,734	34,849
Synacor, Inc. (a)	695	2,022
TechTarget, Inc. (a)	2,607	11,575
Travelzoo, Inc. (a)	1,265	32,295
Trulia, Inc.	1,420	41,265
United Online, Inc.	16,010	108,868
Unwired Planet, Inc. (a)	14,981	29,662
ValueClick, Inc. (a)	13,112	404,636
VistaPrint Ltd. (a)(d)	5,984	244,147
Vocus, Inc. (a)	3,505	29,477
Web.com Group, Inc. (a)	6,106	106,244
WebMD Health Corp. (a)	8,874	214,307
XO Group, Inc. (a)	4,705	52,978
Xoom Corp.	1,289	23,795
Yelp, Inc. (a)	1,515	39,435
Zix Corp. (a)	10,546	39,653
		5,319,673
IT Services - 1.9%
Acxiom Corp. (a)	13,382	266,168
CACI International, Inc. Class A (a)	3,952	231,152
Cardtronics, Inc. (a)	7,633	213,800
Cass Information Systems, Inc.	1,739	72,690
Ciber, Inc. (a)	13,062	55,644
Computer Task Group, Inc.	2,637	54,111
Convergys Corp.	19,008	323,516
CSG Systems International, Inc. (a)	5,970	129,012
EPAM Systems, Inc. (a)	852	18,318
Euronet Worldwide, Inc. (a)	8,856	270,374
ExlService Holdings, Inc. (a)	4,106	133,938
Forrester Research, Inc.	2,492	89,338
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Cash Access Holdings, Inc. (a)	11,286	$ 80,469
Hackett Group, Inc.	4,701	22,941
Heartland Payment Systems, Inc.	6,649	218,686
Higher One Holdings, Inc. (a)(d)	4,714	46,480
iGate Corp. (a)	5,665	94,549
Innodata, Inc. (a)	3,458	11,342
Lionbridge Technologies, Inc. (a)	10,026	34,289
ManTech International Corp. Class A	4,137	110,417
Mattersight Corp. (a)	1,541	7,212
Maximus, Inc.	5,897	469,932
ModusLink Global Solutions, Inc. (a)	6,285	17,598
MoneyGram International, Inc. (a)	3,741	61,764
PRG-Schultz International, Inc. (a)	4,201	23,484
Sapient Corp. (a)	21,541	251,599
ServiceSource International, Inc. (a)	8,535	54,624
Sykes Enterprises, Inc. (a)	6,895	106,114
Syntel, Inc.	2,701	170,622
Teletech Holdings, Inc. (a)	3,736	79,539
Unisys Corp. (a)	7,728	147,837
Virtusa Corp. (a)	3,213	71,361
WEX, Inc. (a)	6,764	512,576
		4,451,496
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	6,787	115,243
Alpha & Omega Semiconductor Ltd. (a)	2,769	20,048
Ambarella, Inc. (a)	1,091	14,947
Amkor Technology, Inc. (a)(d)	13,281	56,179
ANADIGICS, Inc. (a)	14,754	30,983
Applied Micro Circuits Corp. (a)	11,526	85,984
ATMI, Inc. (a)	5,661	123,127
Axcelis Technologies, Inc. (a)	20,047	26,061
AXT, Inc. (a)	6,003	17,229
Brooks Automation, Inc.	11,721	113,928
Cabot Microelectronics Corp. (a)	4,118	137,994
Cavium, Inc. (a)	8,669	272,640
Ceva, Inc. (a)	3,982	60,765
Cirrus Logic, Inc. (a)	11,249	217,218
Cohu, Inc.	4,433	42,424
Cymer, Inc. (a)	5,371	562,666
Diodes, Inc. (a)	6,307	127,780
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
DSP Group, Inc. (a)	3,750	$ 30,263
Entegris, Inc. (a)	23,914	226,705
Entropic Communications, Inc. (a)	15,612	66,195
Exar Corp. (a)	6,331	68,248
First Solar, Inc. (a)	10,492	488,508
FormFactor, Inc. (a)	8,981	44,456
GSI Technology, Inc. (a)	3,305	20,623
GT Advanced Technologies, Inc. (a)	20,952	82,341
Hittite Microwave Corp. (a)	5,473	307,090
Inphi Corp. (a)	3,868	36,398
Integrated Device Technology, Inc. (a)	24,964	177,494
Integrated Silicon Solution, Inc. (a)	5,185	47,546
Intermolecular, Inc. (a)	2,713	23,630
International Rectifier Corp. (a)	12,105	256,747
Intersil Corp. Class A	22,377	173,646
IXYS Corp.	4,058	36,765
Kopin Corp. (a)	10,998	36,403
Lattice Semiconductor Corp. (a)	20,866	97,027
LTX-Credence Corp. (a)	8,405	49,590
M/A-COM Technology Solutions, Inc. (a)	977	13,707
Mattson Technology, Inc. (a)	9,806	15,101
MaxLinear, Inc. Class A (a)	3,965	24,702
MEMC Electronic Materials, Inc. (a)	40,257	217,388
Micrel, Inc.	8,339	83,890
Microsemi Corp. (a)	15,471	321,797
Mindspeed Technologies, Inc. (a)	6,214	14,230
MKS Instruments, Inc.	9,159	246,102
Monolithic Power Systems, Inc.	5,656	136,423
MoSys, Inc. (a)	6,270	28,340
Nanometrics, Inc. (a)	4,139	58,070
NeoPhotonics Corp. (a)	3,320	18,293
NVE Corp. (a)	798	42,350
Omnivision Technologies, Inc. (a)	9,226	123,721
PDF Solutions, Inc. (a)	4,209	72,016
Peregrine Semiconductor Corp.	1,141	11,022
Pericom Semiconductor Corp. (a)	4,273	27,604
Photronics, Inc. (a)	10,356	81,709
PLX Technology, Inc. (a)	7,476	34,913
Power Integrations, Inc.	4,973	205,932
QuickLogic Corp. (a)	7,646	19,574
Rambus, Inc. (a)	19,315	134,432
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	48,478	$ 271,962
Rubicon Technology, Inc. (a)	2,901	21,496
Rudolph Technologies, Inc. (a)	5,634	65,749
Semtech Corp. (a)	11,337	363,578
Sigma Designs, Inc. (a)	5,920	28,179
Silicon Image, Inc. (a)	13,753	67,802
Spansion, Inc. Class A	8,238	107,012
STR Holdings, Inc. (a)	5,204	11,709
SunPower Corp. (a)	6,876	93,445
Supertex, Inc.	1,707	35,984
Tessera Technologies, Inc.	9,075	184,858
TriQuint Semiconductor, Inc. (a)	29,019	169,471
Ultra Clean Holdings, Inc. (a)	5,013	31,381
Ultratech, Inc. (a)	4,812	141,810
Veeco Instruments, Inc. (a)	6,776	257,962
Volterra Semiconductor Corp. (a)	4,520	58,805
		8,137,410
Software - 3.6%
Accelrys, Inc. (a)	9,719	95,732
ACI Worldwide, Inc. (a)	6,977	327,989
Actuate Corp. (a)	8,462	51,957
Advent Software, Inc. (a)	5,420	157,397
American Software, Inc. Class A	3,807	31,636
Aspen Technology, Inc. (a)	16,266	495,788
AVG Technologies NV (a)(d)	1,393	22,734
Blackbaud, Inc.	7,895	231,402
Bottomline Technologies, Inc. (a)	6,592	172,710
BroadSoft, Inc. (a)	4,777	122,100
Callidus Software, Inc. (a)	6,206	26,624
CommVault Systems, Inc. (a)	7,783	572,362
Comverse, Inc.	3,850	102,141
Digimarc Corp.	1,185	25,999
Ebix, Inc. (d)	5,025	93,515
Ellie Mae, Inc. (a)	4,431	115,295
Envivio, Inc.	280	448
EPIQ Systems, Inc.	5,458	76,248
ePlus, Inc.	685	31,154
Fair Isaac Corp.	5,976	278,362
FalconStor Software, Inc. (a)	5,669	9,354
FleetMatics Group PLC	1,514	35,534
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Glu Mobile, Inc. (a)(d)	9,379	$ 28,887
Guidance Software, Inc. (a)	2,580	27,142
Guidewire Software, Inc. (a)	3,565	142,885
Imperva, Inc. (a)	1,843	71,840
Infoblox, Inc.	1,374	30,379
Interactive Intelligence Group, Inc. (a)	2,595	107,511
Jive Software, Inc. (a)	2,973	40,403
Manhattan Associates, Inc. (a)	3,536	248,263
Mentor Graphics Corp.	16,115	294,260
MicroStrategy, Inc. Class A (a)	1,486	134,022
Monotype Imaging Holdings, Inc.	6,394	148,277
NetScout Systems, Inc. (a)	6,330	144,387
Parametric Technology Corp. (a)	20,840	500,368
Pegasystems, Inc.	2,920	73,905
Progress Software Corp. (a)	10,121	228,431
Proofpoint, Inc.	1,108	20,299
PROS Holdings, Inc. (a)	3,726	96,578
QAD, Inc. Class A	967	11,681
QLIK Technologies, Inc. (a)	14,887	387,211
Qualys, Inc.	1,498	16,478
RealPage, Inc. (a)	6,289	128,296
Rosetta Stone, Inc. (a)	1,905	32,252
Sapiens International Corp. NV	2,362	13,676
SeaChange International, Inc. (a)	4,912	53,344
Sourcefire, Inc. (a)	5,155	246,203
SS&C Technologies Holdings, Inc. (a)	5,946	182,483
Synchronoss Technologies, Inc. (a)	4,846	137,336
Take-Two Interactive Software, Inc. (a)	13,690	208,909
Tangoe, Inc. (a)	5,106	65,663
TeleNav, Inc. (a)	2,734	14,326
TiVo, Inc. (a)	21,722	254,582
Tyler Technologies, Inc. (a)	5,262	332,769
Ultimate Software Group, Inc. (a)	4,973	480,342
Vasco Data Security International, Inc. (a)	4,705	40,040
Verint Systems, Inc. (a)	7,203	237,987
VirnetX Holding Corp. (a)(d)	7,283	148,719
Websense, Inc. (a)	6,421	114,551
		8,521,166
TOTAL INFORMATION TECHNOLOGY		37,798,741
Common Stocks - continued
	Shares	Value
MATERIALS - 5.1%
Chemicals - 2.3%
A. Schulman, Inc.	5,138	$ 133,434
ADA-ES, Inc. (a)	1,627	44,921
American Vanguard Corp.	4,872	140,508
Arabian American Development Co. (a)	3,322	25,280
Axiall Corp.	12,107	635,012
Balchem Corp.	5,067	219,604
Calgon Carbon Corp. (a)	9,507	161,999
Chase Corp.	1,106	21,456
Chemtura Corp. (a)	17,223	366,161
Ferro Corp. (a)	15,135	106,550
Flotek Industries, Inc. (a)	8,518	136,629
FutureFuel Corp.	3,491	42,765
GSE Holding, Inc. (a)	1,162	8,715
H.B. Fuller Co.	8,722	330,564
Hawkins, Inc.	1,570	58,388
Innophos Holdings, Inc.	3,798	194,875
Innospec, Inc.	4,042	177,888
KMG Chemicals, Inc.	1,464	26,879
Koppers Holdings, Inc.	3,625	159,174
Kraton Performance Polymers, Inc. (a)	5,659	128,516
Landec Corp. (a)	4,360	58,468
LSB Industries, Inc. (a)	3,317	108,333
Minerals Technologies, Inc.	6,181	251,134
Olin Corp.	13,916	336,350
OM Group, Inc. (a)	5,715	139,846
OMNOVA Solutions, Inc. (a)	7,936	52,933
PolyOne Corp.	17,304	389,859
Quaker Chemical Corp.	2,264	139,734
Rentech, Inc.	39,386	81,529
Sensient Technologies Corp.	8,726	343,368
Stepan Co.	3,106	176,856
Tredegar Corp.	4,231	125,238
Zep, Inc.	3,913	59,478
Zoltek Companies, Inc. (a)(d)	4,875	64,399
		5,446,843
Construction Materials - 0.4%
Eagle Materials, Inc.	8,510	576,553
Headwaters, Inc. (a)	12,714	138,074
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Texas Industries, Inc. (a)	3,929	$ 250,199
United States Lime & Minerals, Inc. (a)	301	13,900
		978,726
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	727	56,052
Berry Plastics Group, Inc.	5,072	96,368
Boise, Inc.	17,276	138,035
Graphic Packaging Holding Co. (a)	25,729	193,482
Myers Industries, Inc.	5,763	85,408
UFP Technologies, Inc. (a)	932	18,910
		588,255
Metals & Mining - 1.2%
A.M. Castle & Co. (a)	2,915	50,488
AK Steel Holding Corp. (d)	23,669	79,291
Amcol International Corp.	4,345	133,696
Century Aluminum Co. (a)	9,132	74,517
Coeur d'Alene Mines Corp. (a)	17,732	270,236
General Moly, Inc. (a)	12,740	23,696
Globe Specialty Metals, Inc.	10,550	137,783
Gold Resource Corp.	5,115	52,378
Golden Minerals Co. (a)(d)	5,514	10,035
Golden Star Resources Ltd. (a)(d)	43,911	47,509
Handy & Harman Ltd. (a)	1,082	16,641
Haynes International, Inc.	2,117	102,907
Hecla Mining Co.	50,043	170,146
Horsehead Holding Corp. (a)	7,828	83,760
Kaiser Aluminum Corp.	3,362	211,806
Materion Corp.	3,535	93,642
McEwen Mining, Inc. (a)	37,691	87,820
Midway Gold Corp. (a)(d)	23,590	22,184
Noranda Aluminium Holding Corp.	5,294	20,170
Olympic Steel, Inc.	1,562	31,240
Paramount Gold & Silver Corp. (a)(d)	23,232	36,707
Revett Minerals, Inc. (a)	3,323	5,212
RTI International Metals, Inc. (a)	5,337	154,880
Schnitzer Steel Industries, Inc. Class A	4,501	110,410
Stillwater Mining Co. (a)	20,268	252,134
SunCoke Energy, Inc. (a)	12,227	184,995
U.S. Silica Holdings, Inc.	2,011	41,085
Universal Stainless & Alloy Products, Inc. (a)	1,219	42,616
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
US Antimony Corp. (a)(d)	9,092	$ 13,820
Vista Gold Corp. (a)	9,916	16,659
Worthington Industries, Inc.	9,092	292,581
		2,871,044
Paper & Forest Products - 0.9%
Boise Cascade Co.	2,407	77,096
Buckeye Technologies, Inc.	6,846	257,341
Clearwater Paper Corp. (a)	4,105	188,912
Deltic Timber Corp.	1,888	117,962
Kapstone Paper & Packaging Corp.	7,025	207,800
Louisiana-Pacific Corp. (a)	23,920	433,430
Neenah Paper, Inc.	2,688	77,307
P.H. Glatfelter Co.	7,501	180,024
Resolute Forest Products (a)	14,231	208,200
Schweitzer-Mauduit International, Inc.	5,453	219,701
Wausau-Mosinee Paper Corp.	7,478	76,126
		2,043,899
TOTAL MATERIALS		11,928,767
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	12,399	89,645
Atlantic Tele-Network, Inc.	1,560	79,201
Cbeyond, Inc. (a)	4,891	42,943
Cincinnati Bell, Inc. (a)	34,643	121,943
Cogent Communications Group, Inc.	8,212	235,192
Consolidated Communications Holdings, Inc.	7,176	132,254
FairPoint Communications, Inc. (a)(d)	3,671	29,882
General Communications, Inc. Class A (a)	6,674	64,805
Hawaiian Telcom Holdco, Inc. (a)	1,847	44,642
HickoryTech Corp.	2,179	22,400
IDT Corp. Class B	2,760	40,820
inContact, Inc. (a)	6,464	52,358
Iridium Communications, Inc. (a)(d)	8,480	56,901
Lumos Networks Corp.	2,534	34,184
Neutral Tandem, Inc.	5,122	15,264
ORBCOMM, Inc. (a)	6,401	30,277
Premiere Global Services, Inc. (a)	8,628	96,892
Primus Telecommunications Group, Inc.	2,157	27,113
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Towerstream Corp. (a)	9,292	$ 22,301
VocalTec Communications Ltd. (a)(d)	2,376	39,275
Vonage Holdings Corp. (a)	26,081	79,547
		1,357,839
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,719	16,939
Leap Wireless International, Inc. (a)	9,187	52,550
NTELOS Holdings Corp.	2,717	39,994
Shenandoah Telecommunications Co.	4,072	66,740
USA Mobility, Inc.	3,997	54,239
		230,462
TOTAL TELECOMMUNICATION SERVICES		1,588,301
UTILITIES - 3.4%
Electric Utilities - 1.6%
Allete, Inc.	6,628	340,348
Cleco Corp.	10,539	521,891
El Paso Electric Co.	6,992	261,920
Empire District Electric Co.	7,245	167,142
IDACORP, Inc.	8,708	428,521
MGE Energy, Inc.	3,999	223,344
Otter Tail Corp.	6,326	197,371
PNM Resources, Inc.	13,923	334,291
Portland General Electric Co.	13,067	421,411
UIL Holdings Corp.	8,852	368,597
Unitil Corp.	2,412	73,108
UNS Energy Corp.	6,999	356,669
		3,694,613
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,709	91,192
Delta Natural Gas Co., Inc.	1,097	23,783
Laclede Group, Inc.	3,920	183,103
New Jersey Resources Corp.	7,274	343,333
Northwest Natural Gas Co.	4,695	208,787
Piedmont Natural Gas Co., Inc.	13,108	451,308
South Jersey Industries, Inc.	5,324	328,491
Southwest Gas Corp.	8,002	405,461
WGL Holdings, Inc.	8,964	414,316
		2,449,774
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	3,715	$ 6,836
Atlantic Power Corp.	21,166	99,585
Black Hills Corp.	7,684	360,303
Genie Energy Ltd. Class B	2,521	27,176
Ormat Technologies, Inc.	3,119	67,807
		561,707
Multi-Utilities - 0.3%
Avista Corp.	10,292	288,691
CH Energy Group, Inc.	2,572	167,103
NorthWestern Energy Corp.	6,341	272,790
		728,584
Water Utilities - 0.3%
American States Water Co.	3,248	180,199
Artesian Resources Corp. Class A	1,286	30,311
Cadiz, Inc. (a)	2,023	11,915
California Water Service Group	8,267	165,753
Connecticut Water Service, Inc.	1,902	54,169
Consolidated Water Co., Inc.	2,414	24,068
Middlesex Water Co.	2,827	55,437
SJW Corp.	2,741	69,512
York Water Co.	2,212	41,475
		632,839
TOTAL UTILITIES		8,067,517
TOTAL COMMON STOCKS (Cost $211,421,475)		234,017,466
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 7/25/13 to 9/19/13 (e) (Cost $299,893)	$ 300,000	299,929
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	4,466,032	$ 4,466,032
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,523,370	7,523,370
TOTAL MONEY MARKET FUNDS (Cost $11,989,402)		11,989,402
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $223,710,770)		246,306,797
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(10,475,050)
NET ASSETS - 100%		$ 235,831,747
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 Russell 2000 Index Contracts	June 2013	$ 1,701,180	$ 60,878
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $284,934.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,184
Fidelity Securities Lending Cash Central Fund	172,477
Total	$ 176,661
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,004,875	$ 33,004,875	$ -	$ -
Consumer Staples	8,594,495	8,594,495	-	-
Energy	13,690,519	13,690,519	-	-
Financials	55,850,900	55,850,900	-	-
Health Care	29,073,110	29,073,110	-	-
Industrials	34,420,241	34,420,241	-	-
Information Technology	37,798,741	37,798,741	-	-
Materials	11,928,767	11,928,767	-	-
Telecommunication Services	1,588,301	1,588,301	-	-
Utilities	8,067,517	8,067,517	-	-
U.S. Government and Government Agency Obligations	299,929	-	299,929	-
Money Market Funds	11,989,402	11,989,402	-	-
Total Investments in Securities:	$ 246,306,797	$ 246,006,868	$ 299,929	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 60,878	$ 60,878	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 60,878	$ -
Total Value of Derivatives	$ 60,878	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $7,285,624) - See accompanying schedule: Unaffiliated issuers (cost $211,721,368)	$ 234,317,395
Fidelity Central Funds (cost $11,989,402)	11,989,402
Total Investments (cost $223,710,770)		$ 246,306,797
Cash		3,949
Receivable for investments sold		252,728
Receivable for fund shares sold		858,664
Dividends receivable		87,823
Distributions receivable from Fidelity Central Funds		32,815
Receivable for daily variation margin on futures contracts		27,988
Receivable from investment adviser for expense reductions		24,273
Other receivables		96
Total assets		247,595,133

Liabilities
Payable for investments purchased	$ 4,048,044
Payable for fund shares redeemed	150,315
Accrued management fee	27,568
Other affiliated payables	14,089
Collateral on securities loaned, at value	7,523,370
Total liabilities		11,763,386

Net Assets		$ 235,831,747
Net Assets consist of:
Paid in capital		$ 211,668,501
Undistributed net investment income		701,142
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		805,185
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,656,919
Net Assets		$ 235,831,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($8,079,017 ÷ 594,620 shares)	$ 13.59

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($197,995,072 ÷ 14,552,519 shares)	$ 13.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,675,315 ÷ 2,033,670 shares)	$ 13.61

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,082,343 ÷ 153,013 shares)	$ 13.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 1,758,556
Interest		264
Income from Fidelity Central Funds (including $172,477 from security lending)		176,661
Total income		1,935,481

Expenses
Management fee	$ 159,926
Transfer agent fees	94,784
Independent trustees' compensation	335
Miscellaneous	236
Total expenses before reductions	255,281
Expense reductions	(107,662)	147,619
Net investment income (loss)		1,787,862
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	856,063
Foreign currency transactions	(29)
Futures contracts	309,346
Total net realized gain (loss)		1,165,380
Change in net unrealized appreciation (depreciation) on: Investment securities	20,048,431
Assets and liabilities in foreign currencies	13
Futures contracts	48,700
Total change in net unrealized appreciation (depreciation)		20,097,144
Net gain (loss)		21,262,524
Net increase (decrease) in net assets resulting from operations		$ 23,050,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2013	For the period September 8, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,787,862	$ 174,118
Net realized gain (loss)	1,165,380	166,114
Change in net unrealized appreciation (depreciation)	20,097,144	2,559,775
Net increase (decrease) in net assets resulting from operations	23,050,386	2,900,007
Distributions to shareholders from net investment income	(1,161,877)	(62,637)
Distributions to shareholders from net realized gain	(472,451)	-
Total distributions	(1,634,328)	(62,637)
Share transactions - net increase (decrease)	177,215,771	34,272,912
Redemption fees	85,469	4,167
Total increase (decrease) in net assets	198,717,298	37,114,449

Net Assets
Beginning of period	37,114,449	-
End of period (including undistributed net investment income of $701,142 and undistributed net investment income of $102,435, respectively)	$ 235,831,747	$ 37,114,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.09
Net realized and unrealized gain (loss)	1.85	1.73
Total from investment operations	2.03	1.82
Distributions from net investment income	(.14)	(.04)
Distributions from net realized gain	(.08)	-
Total distributions	(.23) J	(.04)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.59	$ 11.78
Total Return B, C	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36%	.36% A
Expenses net of fee waivers, if any	.29%	.31% A
Expenses net of all reductions	.29%	.31% A
Net investment income (loss)	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,079	$ 12,116
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.10
Net realized and unrealized gain (loss)	1.84	1.73
Total from investment operations	2.05	1.83
Distributions from net investment income	(.15)	(.04)
Distributions from net realized gain	(.08)	-
Total distributions	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.61	$ 11.79
Total Return B, C	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23%	.23% A
Expenses net of fee waivers, if any	.12%	.17% A
Expenses net of all reductions	.12%	.17% A
Net investment income (loss)	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,995	$ 23,851
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.10
Net realized and unrealized gain (loss)	1.82	1.74
Total from investment operations	2.04	1.84
Distributions from net investment income	(.15)	(.04)
Distributions from net realized gain	(.08)	-
Total distributions	(.24) J	(.04)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.61	$ 11.80
Total Return B, C	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17% A
Expenses net of fee waivers, if any	.10%	.13% A
Expenses net of all reductions	.10%	.13% A
Net investment income (loss)	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,675	$ 574
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.10
Net realized and unrealized gain (loss)	1.81	1.75
Total from investment operations	2.04	1.85
Distributions from net investment income	(.16)	(.05)
Distributions from net realized gain	(.08)	-
Total distributions	(.24)	(.05)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.61	$ 11.80
Total Return B, C	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15% A
Expenses net of fee waivers, if any	.06%	.11% A
Expenses net of all reductions	.06%	.11% A
Net investment income (loss)	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,082	$ 574
Portfolio turnover rate F	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds' claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 225,557,087	$ 31,553,088	$ (4,012,660)	$ 27,540,428
Spartan Small Cap Index Fund	223,888,089	30,762,678	(8,343,970)	22,418,708

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Mid Cap Index Fund	$ 866,938	$ 256,921	$ 27,540,428
Spartan Small Cap Index Fund	1,342,943	401,580	22,418,723

The tax character of distributions paid was as follows:

April 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 1,511,104	$ 48,083	$ 1,559,187
Spartan Small Cap Index Fund	1,557,294	77,034	1,634,328
April, 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 66,999	$ -	$ 66,999
Spartan Small Cap Index Fund	62,637	-	62,637

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on each Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ 209,997	$ 26,757
Totals (a)	$ 209,997	$ 26,757
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 309,346	$ 48,700
Totals (a)	$ 309,346	$ 48,700

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	182,068,932	5,602,612
Spartan Small Cap Index Fund	188,299,991	11,308,663

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 20,185
Fidelity Advantage Class	53,135
Institutional Class	6,296
$ 79,616
Spartan Small Cap Index Fund
Investor Class	$ 32,677
Fidelity Advantage Class	58,633
Institutional Class	3,474
$ 94,784

Annual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 240
Spartan Small Cap Index Fund	236

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.26% / .22%*	$ 7,619
Fidelity Advantage Class	.12% / .08%*	72,232
Institutional Class	.08% / .06%*	21,877
Fidelity Advantage Institutional Class	.06% / .04%*	173
Spartan Small Cap Index Fund
Investor Class	.31% / .23%*	10,692
Fidelity Advantage Class	.17% / .09%*	83,965
Institutional Class	.13% / .07%*	12,614
Fidelity Advantage Institutional Class	.11% / .05%*	353

* Expense limitation effective January 1, 2013.

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Mid Cap Index Fund	$ 8
Spartan Small Cap Index Fund	33

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 13
Spartan Small Cap Index Fund	5

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 181,075	$ 6,655
Fidelity Advantage Class	632,380	34,019
Institutional Class	434,898	13,080
Fidelity Advantage Institutional Class	1,556	13,245
Total	$ 1,249,909	$ 66,999

Annual Report

10. Distributions to Shareholders - continued

Years ended April 30,	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
From net realized gain
Investor Class	$ 48,809	$ -
Fidelity Advantage Class	153,239	-
Institutional Class	106,819	-
Fidelity Advantage Institutional Class	411	-
Total	$ 309,278	$ -
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 277,125	$ 8,321
Fidelity Advantage Class	634,304	31,978
Institutional Class	249,021	11,085
Fidelity Advantage Institutional Class	1,427	11,253
Total	$ 1,161,877	$ 62,637
From net realized gain
Investor Class	$ 131,295	$ -
Fidelity Advantage Class	272,422	-
Institutional Class	67,976	-
Fidelity Advantage Institutional Class	758	-
Total	$ 472,451	$ -

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2013	Period ended April 30, 2012 A	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,525,867	1,073,102	$ 18,496,025	$ 11,607,584
Reinvestment of distributions	19,079	599	221,467	6,228
Shares redeemed	(1,835,715)	(406,668)	(22,959,696)	(4,362,958)
Net increase (decrease)	(290,769)	667,033	$ (4,242,204)	$ 7,250,854
Fidelity Advantage Class
Shares sold	14,053,402	2,236,312	$ 177,019,830	$ 24,308,504
Reinvestment of distributions	65,424	3,211	762,511	33,395
Shares redeemed	(1,205,869)	(623,558)	(14,930,620)	(6,714,796)
Net increase (decrease)	12,912,957	1,615,965	$ 162,851,721	$ 17,627,103

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2013	Period ended April 30, 2012 A	2013	Period ended April 30, 2012 A
Spartan Mid Cap Index Fund
Institutional Class
Shares sold	1,830,971	2,095,745	$ 21,586,198	$ 22,346,011
Reinvestment of distributions	46,616	1,258	541,717	13,080
Shares redeemed	(389,894)	(445,813)	(4,722,707)	(4,907,524)
Net increase (decrease)	1,487,693	1,651,190	$ 17,405,208	$ 17,451,567
Fidelity Advantage Institutional Class
Shares sold	63,424	259,312	$ 838,572	$ 2,600,406
Reinvestment of distributions	170	1,274	1,967	13,245
Shares redeemed	(92)	(251,275)	(1,227)	(2,668,444)
Net increase (decrease)	63,502	9,311	$ 839,312	$ (54,793)
Spartan Small Cap Index Fund
Investor Class
Shares sold	2,346,240	1,370,303	$ 28,485,122	$ 15,166,122
Reinvestment of distributions	33,919	719	393,310	7,701
Shares redeemed	(2,813,647)	(342,914)	(35,532,992)	(3,653,649)
Net increase (decrease)	(433,488)	1,028,108	$ (6,654,560)	$ 11,520,174
Fidelity Advantage Class
Shares sold	14,023,492	2,460,346	$ 177,473,307	$ 27,426,525
Reinvestment of distributions	74,690	2,986	868,118	31,978
Shares redeemed	(1,567,890)	(441,105)	(19,233,828)	(5,076,161)
Net increase (decrease)	12,530,292	2,022,227	$ 159,107,597	$ 22,382,342
Institutional Class
Shares sold	2,259,186	250,001	$ 26,761,565	$ 2,500,010
Reinvestment of distributions	26,937	1,035	316,997	11,085
Shares redeemed	(301,107)	(202,382)	(3,776,948)	(2,325,911)
Net increase (decrease)	1,985,016	48,654	$ 23,301,614	$ 185,184
Fidelity Advantage Institutional Class
Shares sold	144,033	250,000	$ 1,921,456	$ 2,500,010
Reinvestment of distributions	190	1,051	2,185	11,253
Shares redeemed	(39,867)	(202,394)	(462,521)	(2,326,051)
Net increase (decrease)	104,356	48,657	$ 1,461,120	$ 185,212

A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

Annual Report

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), funds of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to April 30, 2012. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, funds of Fidelity Salem Street Trust as of April 30, 2013, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/10/2013	06/07/2013	$0.03445	$0.020
Fidelity Advantage Institutional Class	06/10/2013	06/07/2013	$0.03576	$0.020
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/10/2013	06/07/2013	$0.03665	$0.052
Fidelity Advantage Institutional Class	06/10/2013	06/07/2013	$0.03798	$0.052

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$279,735
Spartan Small Cap Index Fund	455,073

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	June 2012	December 2012
Spartan Mid Cap Index Fund
Institutional Class	70%	67%
Fidelity Advantage Institutional Class	68%	67%
Spartan Small Cap Index Fund
Institutional Class	39%	67%
Fidelity Advantage Institutional Class	38%	66%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	June 2012	December 2012
Spartan Mid Cap Index Fund
Institutional Class	74%	72%
Fidelity Advantage Institutional Class	72%	72%
Spartan Small Cap Index Fund
Institutional Class	42%	70%
Fidelity Advantage Institutional Class	41%	69%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-I-SCX-I-UANN-0613
1.929319.101

Item 2. Code of Ethics

As of the end of the period, April 30, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the "Funds"):

Services Billed by Deloitte Entities

April 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$41,000	$-	$4,700	$400
Spartan Small Cap Index Fund	$46,000	$-	$4,700	$400

April 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$30,000	$-	$4,600	$200
Spartan Small Cap Index Fund	$34,000	$-	$4,600	$200

A Amounts may reflect rounding.

B Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund commenced operations on September 8, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2013A	April 30, 2012 FeesA,B
Audit-Related Fees	$910,000	$410,000
Tax Fees	$-	$-
All Other Fees	$1,270,000	$610,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2013 A	April 30, 2012 A,B
Deloitte Entities	$2,280,000	$1,135,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in their audits of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 26, 2013